UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long Positions — 101.4% (j)
		Long-Term Investments — 92.1%
		Common Stocks — 92.1%
		Consumer Discretionary — 17.1%
		Auto Components — 0.4%
245		Autoliv, Inc., (Sweden)	8,765
14		BorgWarner, Inc.	481
41		Gentex Corp.	613
177		WABCO Holdings, Inc.	3,370

			13,229

		Automobiles — 0.2%
556		Ford Motor Co. (a)	4,451
111		Thor Industries, Inc.	2,654

			7,105

		Distributors — 0.3%
283		Genuine Parts Co.	10,021

		Diversified Consumer Services — 1.8%
373		Apollo Group, Inc., Class A (a)	25,783
74		Brink’s Home Security Holdings, Inc. (a)	2,203
69		Career Education Corp. (a)	1,574
384		Corinthian Colleges, Inc. (a)	5,934
120		DeVry, Inc.	5,986
870		H&R Block, Inc.	14,519
109		Hillenbrand, Inc.	1,978
378		Service Corp. International	2,390

			60,367

		Hotels, Restaurants & Leisure — 1.9%
253		Ameristar Casinos, Inc.	4,720
10		Bob Evans Farms, Inc.	299
709		Brinker International, Inc.	11,800
104		Burger King Holdings, Inc.	1,767
42		Cheesecake Factory, Inc. (The) (a)	809
17		Chipotle Mexican Grill, Inc., Class B (a)	1,391
317		Darden Restaurants, Inc.	10,271
–	(h)	International Speedway Corp., Class A	2
1		Interval Leisure Group, Inc. (a)	9
102		Panera Bread Co., Class A (a)	5,601
141		Penn National Gaming, Inc. (a)	4,474
–	(h)	PokerTek, Inc. (a)	–	(h)
349		Scientific Games Corp., Class A (a)	6,289
104		WMS Industries, Inc. (a)	3,770
816		Wyndham Worldwide Corp.	11,381

			62,583

		Household Durables — 1.2%
19		Centex Corp. (a)	212
131		D.R. Horton, Inc.	1,515
130		Jarden Corp. (a)	3,211
611		Leggett & Platt, Inc.	10,594
333		Lennar Corp., Class A	3,937
65		MDC Holdings, Inc.	2,281
75		Mohawk Industries, Inc. (a)	3,862
196		Pulte Homes, Inc.	2,229
–	(h)	Ryland Group, Inc.	1
125		Snap-On, Inc.	4,466
91		Stanley Works (The)	3,656
329		Tempur-Pedic International, Inc.	4,885

			40,849

		Internet & Catalog Retail — 1.2%
146		Amazon.com, Inc. (a)	12,512
198		Expedia, Inc. (a)	4,103
1		HSN, Inc. (a)	11
188		priceline.com, Inc. (a)	24,431
1		Ticketmaster Entertainment, Inc. (a)	9

			41,066

		Leisure Equipment & Products — 0.0% (g)
–	(h)	Eastman Kodak Co.	–	(h)
25		Pool Corp.	581

			581

		Media — 2.9%
–	(h)	Ascent Media Corp., Class A (a)	1
3		Cablevision Systems Corp., Class A	53
70		Cinemark Holdings, Inc.	778
1,361		Comcast Corp., Class A	20,230
197		CTC Media, Inc., (Russia) (a)	2,431
655		DIRECTV Group, Inc. (The) (a)	16,956
802		DISH Network Corp., Class A (a)	13,597
339		Gannett Co., Inc.	2,372
20		Interactive Data Corp.	451
57		John Wiley & Sons, Inc., Class A	1,804
369		Liberty Global, Inc., Class A (a)	7,726
49		Liberty Global, Inc., Class C (a)	1,024
62		Liberty Media Corp. - Capital, Series A, Class A (a)	905
44		McGraw-Hill Cos., Inc. (The)	1,371
230		News Corp., Class A	2,373
208		Scripps Networks Interactive, Inc., Class A	6,703
1		Sirius XM Radio, Inc. (a)	1
23		Time Warner Cable, Inc.	772
484		Time Warner, Inc.	12,898
24		Warner Music Group Corp. (a)	137
8		Washington Post Co. (The), Class B	3,711

			96,294

		Multiline Retail — 1.5%
39		99 Cents Only Stores (a)	578
428		Big Lots, Inc. (a)	9,852
282		Family Dollar Stores, Inc.	8,865
136		J.C. Penney Co., Inc.	4,112
279		Kohl’s Corp. (a)	13,527
281		Target Corp.	12,247

			49,181

		Specialty Retail — 5.0%
64		Aaron’s, Inc.	1,753
439		Advance Auto Parts, Inc.	20,285
50		Aeropostale, Inc. (a)	1,825
–	(h)	AnnTaylor Stores Corp. (a)	1
163		Bed Bath & Beyond, Inc. (a)	5,668
264		Buckle, Inc. (The)	8,165
1,171		Chico’s FAS, Inc. (a)	13,432
91		Children’s Place Retail Stores, Inc. (The) (a)	2,977
147		Collective Brands, Inc. (a)	2,338
17		Dress Barn, Inc. (a)	269
599		Foot Locker, Inc.	6,637
408		Home Depot, Inc.	10,586
1,307		Lowe’s Cos., Inc.	29,366
213		Men’s Wearhouse, Inc. (The)	4,609
880		Office Depot, Inc. (a)	4,002
38		Penske Auto Group, Inc.	780
211		PetSmart, Inc.	4,713
1,167		RadioShack Corp.	18,093
268		Rent-A-Center, Inc., Class A (a)	5,557
427		Ross Stores, Inc.	18,808
520		Sally Beauty Holdings, Inc. (a)	3,633
85		TJX Cos., Inc.	3,075

			166,572

		Textiles, Apparel & Luxury Goods — 0.7%
234		Carter’s, Inc. (a)	6,621
210		Coach, Inc.	6,212
20		Columbia Sportswear Co.	726
–	(h)	Deckers Outdoor Corp. (a)	7
13		Fossil, Inc. (a)	334
96		Iconix Brand Group, Inc. (a)	1,686
87		Liz Claiborne, Inc.	274
86		Nike, Inc., Class B	4,850
77		Phillips-Van Heusen Corp.	2,727

			23,437

		Total Consumer Discretionary	571,285

		Consumer Staples — 7.9%
		Beverages — 0.9%
69		Brown-Forman Corp., Class B	3,037
280		Coca-Cola Enterprises, Inc.	5,254
521		Constellation Brands, Inc., Class A (a)	7,121
555		Dr. Pepper Snapple Group, Inc. (a)	13,669
–	(h)	Pepsi Bottling Group, Inc.	–	(h)

			29,081

		Food & Staples Retailing — 1.9%
957		Kroger Co. (The)	20,471
34		Ruddick Corp.	809
389		SUPERVALU, Inc.	5,773
328		SYSCO Corp.	7,783
829		Walgreen Co.	25,728
73		Wal-Mart Stores, Inc.	3,644

			64,208

		Food Products — 3.5%
151		Archer-Daniels-Midland Co.	4,538
441		Campbell Soup Co.	13,675
917		ConAgra Foods, Inc.	17,997
869		Dean Foods Co. (a)	18,410
666		Del Monte Foods Co.	6,435
425		General Mills, Inc.	25,065
129		H.J. Heinz Co.	4,950
192		Hershey Co. (The)	7,682
124		Hormel Foods Corp.	4,462
81		Lancaster Colony Corp.	3,698
1		Sanderson Farms, Inc.	43
109		Sara Lee Corp.	1,161
17		Smithfield Foods, Inc. (a)	226
814		Tyson Foods, Inc., Class A	9,307

			117,649

		Household Products — 1.2%
53		Clorox Co.	3,229
27		Colgate-Palmolive Co.	1,939
18		Energizer Holdings, Inc. (a)	1,149
208		Kimberly-Clark Corp.	12,166
410		Procter & Gamble Co.	22,737

			41,220

		Personal Products — 0.1%
94		Estee Lauder Cos., Inc. (The), Class A	3,441

		Tobacco — 0.3%
217		Reynolds American, Inc.	9,452

		Total Consumer Staples	265,051

		Energy — 7.0%
		Energy Equipment & Services — 1.5%
93		Complete Production Services, Inc. (a)	770
92		Dresser-Rand Group, Inc. (a)	2,670
17		ENSCO International, Inc.	626
359		Exterran Holdings, Inc. (a)	6,234
81		FMC Technologies, Inc. (a)	3,506
717		Helix Energy Solutions Group, Inc. (a)	7,521
89		Key Energy Services, Inc. (a)	621
241		National Oilwell Varco, Inc. (a)	8,646
130		Oil States International, Inc. (a)	3,524
612		Patterson-UTI Energy, Inc.	8,457
1		Rowan Cos., Inc.	19
29		RPC, Inc.	242
–	(h)	Tetra Technologies, Inc. (a)	–	(h)
145		Tidewater, Inc.	6,505
10		Unit Corp. (a)	315

			49,656

		Oil, Gas & Consumable Fuels — 5.5%
7		Alpha Natural Resources, Inc. (a)	229
5		Apache Corp.	456
174		Bill Barrett Corp. (a)	5,497
29		Cabot Oil & Gas Corp.	1,029
493		Chesapeake Energy Corp.	10,566
31		CNX Gas Corp. (a)	916
78		ConocoPhillips	3,399
127		Consol Energy, Inc.	4,520
361		Devon Energy Corp.	20,990
46		El Paso Corp.	461
194		Encore Acquisition Co. (a)	6,908
73		EOG Resources, Inc.	5,424
625		EXCO Resources, Inc. (a)	8,581
345		Forest Oil Corp. (a)	5,817
10		Foundation Coal Holdings, Inc.	363
667		Frontier Oil Corp.	9,271
21		Hess Corp.	1,170
483		Mariner Energy, Inc. (a)	5,790
228		Murphy Oil Corp.	13,265
141		Newfield Exploration Co. (a)	5,549
70		Penn Virginia Corp.	1,340
78		Plains Exploration & Production Co. (a)	2,246
160		Quicksilver Resources, Inc. (a)	1,831
190		Southern Union Co.	3,680
64		Southwestern Energy Co. (a)	2,650
185		St. Mary Land & Exploration Co.	4,414
548		Tesoro Corp.	7,173
–	(h)	W&T Offshore, Inc.	–	(h)
55		Western Refining, Inc. (a)	358
627		Williams Cos., Inc. (The)	10,460
242		World Fuel Services Corp.	10,596
727		XTO Energy, Inc.	29,234

			184,183

		Total Energy	233,839

		Financials — 8.9%
		Capital Markets — 2.2%
–	(h)	Allied Capital Corp.	–	(h)
86		Ameriprise Financial, Inc.	2,385
382		Bank of New York Mellon Corp. (The)	10,433
16		BlackRock, Inc.	3,053
398		Federated Investors, Inc., Class B	10,332
42		Franklin Resources, Inc.	3,757
–	(h)	GFI Group, Inc.	–	(h)
46		Goldman Sachs Group, Inc. (The)	7,558
112		Janus Capital Group, Inc.	1,527
99		Northern Trust Corp.	5,912
226		SEI Investments Co.	4,273
138		T. Rowe Price Group, Inc.	6,453
582		TD AMERITRADE Holding Corp. (a)	10,790
213		Waddell & Reed Financial, Inc., Class A	6,029

			72,502

		Commercial Banks — 1.7%
–	(h)	Ames National Corp.	1
52		Associated Banc-Corp.	562
–	(h)	BancorpSouth, Inc.	5
–	(h)	BancTrust Financial Group, Inc.	–	(h)
116		Bank of Hawaii Corp.	4,434
9		BOK Financial Corp.	375
–	(h)	Cathay General Bancorp	–	(h)
631		Fifth Third Bancorp	5,999
1		First Citizens BancShares, Inc., Class A	77
–	(h)	First Midwest Bancorp, Inc.	–	(h)
202		FirstMerit Corp.	3,768
–	(h)	FNB Corp.	–	(h)
61		Fulton Financial Corp.	409
7		Huntington Bancshares, Inc.	30
182		KeyCorp	1,050
91		PNC Financial Services Group, Inc.	3,320
110		Prosperity Bancshares, Inc.	3,687
43		Signature Bank (a)	1,260
97		Trustmark Corp.	1,936
76		U.S. Bancorp	1,555
–	(h)	United Security Bancshares (a)	–	(h)
1,028		Wells Fargo & Co.	25,147
45		Westamerica Bancorp	2,331

			55,946

		Consumer Finance — 0.1%
–	(h)	Cash America International, Inc.	1
385		Discover Financial Services	4,576

			4,577

		Diversified Financial Services — 1.3%
376		Bank of America Corp.	5,556
6		CME Group, Inc.	1,780
47		IntercontinentalExchange, Inc. (a)	4,445
454		Moody’s Corp.	10,776
416		NASDAQ OMX Group, Inc. (The) (a)	8,788
445		NYSE Euronext	12,006

			43,351

		Insurance — 2.0%
194		Aflac, Inc.	7,335
333		Allstate Corp. (The)	8,965
–	(h)	Ambac Financial Group, Inc.	–	(h)
190		American Financial Group, Inc.	4,645
–	(h)	AON Corp.	–	(h)
175		Brown & Brown, Inc.	3,362
91		Chubb Corp. (The)	4,183
–	(h)	Conseco, Inc. (a)	–	(h)
12		Delphi Financial Group, Inc., Class A	284
40		Erie Indemnity Co., Class A	1,513
142		Fidelity National Financial, Inc., Class A	2,039
22		Genworth Financial, Inc., Class A	151
2		Harleysville Group, Inc.	48
128		HCC Insurance Holdings, Inc.	3,202
385		MBIA, Inc. (a)	1,613
281		Old Republic International Corp.	2,907
11		Principal Financial Group, Inc.	264
246		Progressive Corp. (The) (a)	3,827
236		Protective Life Corp.	3,534
39		Prudential Financial, Inc.	1,718
130		StanCorp Financial Group, Inc.	4,462
–	(h)	State Auto Financial Corp.	1
30		Torchmark Corp.	1,182
217		Transatlantic Holdings, Inc.	10,248
9		Unum Group	167

			65,650

		Real Estate Investment Trusts (REITs) — 1.2%
168		AMB Property Corp.	3,319
183		Apartment Investment & Management Co., Class A	1,720
23		Boston Properties, Inc.	1,222
4		BRE Properties, Inc.	88
56		Camden Property Trust	1,645
70		Corporate Office Properties Trust	2,375
–	(h)	Developers Diversified Realty Corp.	–	(h)
304		Duke Realty Corp.	2,881
81		Equity Residential	1,950
28		Federal Realty Investment Trust	1,578
34		Highwoods Properties, Inc.	859
62		Kimco Realty Corp.	607
7		Liberty Property Trust	186
10		Mack-Cali Realty Corp.	268
80		Plum Creek Timber Co., Inc.	2,498
34		Potlatch Corp.	1,007
179		ProLogis	1,570
95		Rayonier, Inc.	3,722
1		Regency Centers Corp.	36
181		Simon Property Group, Inc.	10,064
151		UDR, Inc.	1,576
29		Vornado Realty Trust	1,457
43		Weingarten Realty Investors	664

			41,292

		Real Estate Management & Development — 0.0% (g)
–	(h)	Forest City Enterprises, Inc., Class A	1

		Thrifts & Mortgage Finance — 0.4%
–	(h)	Astoria Financial Corp.	–	(h)
14		Capitol Federal Financial	530
–	(h)	Downey Financial Corp.	–	(h)
368		First Niagara Financial Group, Inc.	4,840
338		Hudson City Bancorp, Inc.	4,756
194		New York Community Bancorp, Inc.	2,124
118		NewAlliance Bancshares, Inc.	1,444
6		Northwest Bancorp, Inc.	127
–	(h)	Tree.com, Inc. (a)	1
–	(h)	Triad Guaranty, Inc. (a)	–	(h)
20		Washington Federal, Inc.	278

			14,100

		Total Financials	297,419

		Health Care — 11.9%
		Biotechnology — 2.8%
26		Alexion Pharmaceuticals, Inc. (a)	1,153
58		Amgen, Inc. (a)	3,623
176		Biogen Idec, Inc. (a)	8,350
339		BioMarin Pharmaceutical, Inc. (a)	5,563
–	(h)	Celldex Therapeutics, Inc. (a)	1
464		Cephalon, Inc. (a)	27,208
160		Cubist Pharmaceuticals, Inc. (a)	3,183
–	(h)	Facet Biotech Corp. (a)	1
157		Genzyme Corp. (a)	8,137
507		Gilead Sciences, Inc. (a)	24,801
13		Human Genome Sciences, Inc. (a)	185
21		Martek Biosciences Corp. (a)	489
261		OSI Pharmaceuticals, Inc. (a)	8,815
399		PDL BioPharma, Inc.	3,282

			94,791

		Health Care Equipment & Supplies — 2.8%
224		American Medical Systems Holdings, Inc. (a)	3,429
205		Beckman Coulter, Inc.	12,926
32		C.R. Bard, Inc.	2,363
189		Cooper Cos., Inc. (The)	5,181
109		ev3, Inc. (a)	1,335
85		Gen-Probe, Inc. (a)	3,167
65		Haemonetics Corp. (a)	3,840
69		Hill-Rom Holdings, Inc.	1,183
562		Hologic, Inc. (a)	8,249
44		Hospira, Inc. (a)	1,709
15		Intuitive Surgical, Inc. (a)	3,478
58		Kinetic Concepts, Inc. (a)	1,847
46		Masimo Corp. (a)	1,113
662		Medtronic, Inc.	23,458
54		ResMed, Inc. (a)	2,206
47		Sirona Dental Systems, Inc. (a)	1,213
177		STERIS Corp.	4,972
46		Stryker Corp.	1,774
237		Zimmer Holdings, Inc. (a)	11,047

			94,490

		Health Care Providers & Services — 2.7%
130		Aetna, Inc.	3,504
44		Amedisys, Inc. (a)	1,987
787		AmerisourceBergen Corp.	15,516
94		Brookdale Senior Living, Inc.	1,003
483		Cardinal Health, Inc.	16,080
71		Catalyst Health Solutions, Inc. (a)	1,829
225		Community Health Systems, Inc. (a)	6,382
330		Coventry Health Care, Inc. (a)	7,581
777		Health Management Associates, Inc., Class A (a)	4,683
–	(h)	Healthspring, Inc. (a)	–	(h)
17		Lincare Holdings, Inc. (a)	456
188		McKesson Corp.	9,605
244		Medco Health Solutions, Inc. (a)	12,917
127		PSS World Medical, Inc. (a)	2,577
350		Tenet Healthcare Corp. (a)	1,382
91		Universal Health Services, Inc., Class B	5,080
7		WellPoint, Inc. (a)	353

			90,935

		Health Care Technology — 0.1%
36		Eclipsys Corp. (a)	649
90		IMS Health, Inc.	1,075

			1,724

		Life Sciences Tools & Services — 1.0%
58		Bruker Corp. (a)	581
221		Illumina, Inc. (a)	8,005
100		Millipore Corp. (a)	6,957
473		Pharmaceutical Product Development, Inc.	9,823
73		Techne Corp.	4,678
39		Varian, Inc. (a)	1,975

			32,019

		Pharmaceuticals — 2.5%
624		Bristol-Myers Squibb Co.	13,557
420		Endo Pharmaceuticals Holdings, Inc. (a)	8,832
827		Forest Laboratories, Inc. (a)	21,358
72		Medicis Pharmaceutical Corp., Class A	1,231
1,005		Mylan, Inc. (a)	13,261
17		Perrigo Co.	472
295		Pfizer, Inc.	4,701
–	(h)	Schering-Plough Corp.	1
662		Sepracor, Inc. (a)	11,492
2		Valeant Pharmaceuticals International (a)	64
–	(h)	ViroPharma, Inc. (a)	–	(h)
252		Watson Pharmaceuticals, Inc. (a)	8,750

			83,719

		Total Health Care	397,678

		Industrials — 11.8%
		Aerospace & Defense — 3.1%
89		Alliant Techsystems, Inc. (a)	7,020
58		Cubic Corp.	2,263
125		DynCorp International, Inc., Class A (a)	2,529
–	(h)	Esterline Technologies Corp. (a)	3
222		General Dynamics Corp.	12,322
118		Honeywell International, Inc.	4,082
154		ITT Corp.	7,583
225		L-3 Communications Holdings, Inc.	17,006
202		Lockheed Martin Corp.	15,076
5		Northrop Grumman Corp.	232
103		Orbital Sciences Corp. (a)	1,398
22		Precision Castparts Corp.	1,732
404		Raytheon Co.	18,990
76		Rockwell Collins, Inc.	3,207
163		United Technologies Corp.	8,904

			102,347

		Air Freight & Logistics — 0.5%
422		Expeditors International of Washington, Inc.	14,305
22		United Parcel Service, Inc., Class B	1,193

			15,498

		Airlines — 0.1%
60		Airtran Holdings, Inc. (a)	431
–	(h)	Alaska Air Group, Inc. (a)	–	(h)
80		Allegiant Travel Co. (a)	3,486
141		Delta Air Lines, Inc. (a)	977
–	(h)	SkyWest, Inc.	1

			4,895
		Building Products — 0.1%
92		Armstrong World Industries, Inc. (a)	2,255
67		Owens Corning, Inc. (a)	1,228

			3,483

		Commercial Services & Supplies — 0.9%
20		Brink’s Co. (The)	556
180		Cintas Corp.	4,526
14		Copart, Inc. (a)	493
1		Herman Miller, Inc.	12
33		HNI Corp.	725
207		Pitney Bowes, Inc.	4,284
818		R.R. Donnelley & Sons Co.	11,373
13		Republic Services, Inc.	351
29		Rollins, Inc.	540
1		United Stationers, Inc. (a)	36
107		Waste Connections, Inc. (a)	3,029
110		Waste Management, Inc.	3,083

			29,008

		Construction & Engineering — 1.2%
224		EMCOR Group, Inc. (a)	5,405
52		Jacobs Engineering Group, Inc. (a)	2,119
213		Quanta Services, Inc. (a)	4,965
582		Shaw Group, Inc. (The) (a)	17,134
195		URS Corp. (a)	9,854

			39,477

		Electrical Equipment — 0.6%
72		Baldor Electric Co.	1,847
1		Belden, Inc.	18
69		Brady Corp., Class A	2,038
77		Emerson Electric Co.	2,799
–	(h)	Energy Conversion Devices, Inc. (a)	–	(h)
85		GrafTech International Ltd. (a)	1,172
105		Hubbell, Inc., Class B	3,901
304		Thomas & Betts Corp. (a)	8,093

			19,868

		Industrial Conglomerates — 0.1%
157		Carlisle Cos., Inc.	4,913

		Machinery — 2.4%
81		Bucyrus International, Inc.	2,382
340		Caterpillar, Inc.	14,970
19		Crane Co.	409
203		Deere & Co.	8,889
56		Donaldson Co., Inc.	2,130
160		Dover Corp.	5,436
60		Gardner Denver, Inc. (a)	1,738
213		Harsco Corp.	5,857
106		Illinois Tool Works, Inc.	4,305
120		Joy Global, Inc.	4,458
135		Kennametal, Inc.	2,885
71		Lincoln Electric Holdings, Inc.	3,028
13		Navistar International Corp. (a)	530
7		Nordson Corp.	323
250		Oshkosh Corp.	6,862
193		Pall Corp.	5,810
–	(h)	Robbins & Myers, Inc.	1
24		SPX Corp.	1,252
227		Timken Co.	4,632
440		Trinity Industries, Inc.	6,136

			82,033

		Professional Services — 1.0%
85		Dun & Bradstreet Corp.	6,130
139		Equifax, Inc.	3,617
70		IHS, Inc., Class A (a)	3,484
255		Manpower, Inc.	12,206
213		Watson Wyatt Worldwide, Inc., Class A	7,962

			33,399

		Road & Rail — 1.5%
210		Con-way, Inc.	9,574
296		CSX Corp.	11,889
29		Heartland Express, Inc.	445
244		Hertz Global Holdings, Inc. (a)	2,301
126		Kansas City Southern (a)	2,558
253		Knight Transportation, Inc.	4,594
185		Landstar System, Inc.	6,800
28		Norfolk Southern Corp.	1,216
212		Ryder System, Inc.	7,435
282		Werner Enterprises, Inc.	5,095

			51,907

		Trading Companies & Distributors — 0.3%
127		MSC Industrial Direct Co., Class A	4,974
–	(h)	United Rentals, Inc. (a)	–	(h)
163		WESCO International, Inc. (a)	4,023

			8,997

		Total Industrials	395,825

		Information Technology — 15.5%
		Communications Equipment — 2.3%
1,450		3Com Corp. (a)	5,466
8		Adtran, Inc.	191
274		Arris Group, Inc. (a)	3,342
1		Avocent Corp. (a)	15
946		Cisco Systems, Inc. (a)	20,826
505		CommScope, Inc. (a)	12,917
427		Harris Corp.	13,359
97		Harris Stratex Networks, Inc., Class A (a)	671
1,027		JDS Uniphase Corp. (a)	6,018
–	(h)	Palm, Inc. (a)	1
91		Plantronics, Inc.	2,162
127		Polycom, Inc. (a)	3,009
95		QUALCOMM, Inc.	4,404
203		Starent Networks Corp. (a)	4,867

			77,248

		Computers & Peripherals — 2.3%
892		EMC Corp. (a)	13,440
431		Hewlett-Packard Co.	18,683
–	(h)	International Business Machines Corp.	12
132		NCR Corp. (a)	1,706
1,040		NetApp, Inc. (a)	23,349
231		QLogic Corp. (a)	3,013
–	(h)	Sun Microsystems, Inc. (a)	1
–	(h)	Synaptics, Inc. (a)	–	(h)
349		Teradata Corp. (a)	8,585
288		Western Digital Corp. (a)	8,701

			77,490

		Electronic Equipment, Instruments & Components — 1.2%
336		Avnet, Inc. (a)	8,204
76		Benchmark Electronics, Inc. (a)	1,201
39		Corning, Inc.	657
45		FLIR Systems, Inc. (a)	965
324		Ingram Micro, Inc., Class A (a)	5,453
105		Itron, Inc. (a)	5,485
811		Jabil Circuit, Inc.	7,431
139		Molex, Inc.	2,467
160		Tech Data Corp. (a)	5,599
451		Vishay Intertechnology, Inc. (a)	3,207

			40,669

		Internet Software & Services — 0.9%
315		Akamai Technologies, Inc. (a)	5,180
80		Digital River, Inc. (a)	2,838
18		Google, Inc., Class A (a)	8,046
78		Omniture, Inc. (a)	1,067
128		Sohu.com, Inc., (China) (a)	7,858
177		ValueClick, Inc. (a)	2,031
112		Yahoo!, Inc. (a)	1,600

			28,620

		IT Services — 2.1%
67		Affiliated Computer Services, Inc., Class A (a)	3,168
448		Broadridge Financial Solutions, Inc.	7,732
90		CACI International, Inc., Class A (a)	4,171
278		Computer Sciences Corp. (a)	13,405
290		Convergys Corp. (a)	3,107
233		DST Systems, Inc. (a)	10,349
147		Fidelity National Information Services, Inc.	3,437
17		ManTech International Corp., Class A (a)	898
70		MasterCard, Inc., Class A	13,666
–	(h)	Metavante Technologies, Inc. (a)	2
115		NeuStar, Inc., Class A (a)	2,606
254		SAIC, Inc. (a)	4,597
60		TeleTech Holdings, Inc. (a)	1,011
167		Western Union Co. (The)	2,926

			71,075

		Office Electronics — 0.0% (g)
34		Xerox Corp.	279

		Semiconductors & Semiconductor Equipment — 3.3%
205		Broadcom Corp., Class A (a)	5,798
10		Cree, Inc. (a)	307
521		Cypress Semiconductor Corp. (a)	5,535
597		Fairchild Semiconductor International, Inc. (a)	5,268
29		Hittite Microwave Corp. (a)	1,027
695		Integrated Device Technology, Inc. (a)	4,708
195		Intel Corp.	3,758
330		Maxim Integrated Products, Inc.	5,842
150		Micron Technology, Inc. (a)	961
106		Microsemi Corp. (a)	1,452
343		Novellus Systems, Inc. (a)	6,722
1,393		NVIDIA Corp. (a)	18,009
601		ON Semiconductor Corp. (a)	4,390
64		PMC-Sierra, Inc. (a)	588
1,896		RF Micro Devices, Inc. (a)	9,860
3		Silicon Laboratories, Inc. (a)	139
153		Skyworks Solutions, Inc. (a)	1,853
324		Tessera Technologies, Inc. (a)	9,100
415		Texas Instruments, Inc.	9,988
225		Varian Semiconductor Equipment Associates, Inc. (a)	7,204
279		Xilinx, Inc.	6,054

			108,563

		Software — 3.4%
10		Aspen Technology, Inc. (a)	98
274		BMC Software, Inc. (a)	9,315
472		CA, Inc.	9,984
881		Compuware Corp. (a)	6,458
818		Electronic Arts, Inc. (a)	17,554
467		Intuit, Inc. (a)	13,878
237		MICROS Systems, Inc. (a)	6,486
157		Oracle Corp.	3,477
283		Parametric Technology Corp. (a)	3,653
327		Quest Software, Inc. (a)	4,817
514		Red Hat, Inc. (a)	11,732
239		Salesforce.com, Inc. (a)	10,353
106		Solera Holdings, Inc. (a)	2,845
135		Sybase, Inc. (a)	4,824
329		Symantec Corp. (a)	4,910
–	(h)	Take-Two Interactive Software, Inc. (a)	–	(h)
332		TIBCO Software, Inc. (a)	2,896

			113,280

		Total Information Technology	517,224

		Materials — 5.4%
		Chemicals — 2.0%
106		Air Products & Chemicals, Inc.	7,901
190		Airgas, Inc.	8,478
259		Ashland, Inc.	8,599
202		Cabot Corp.	3,705
16		Celanese Corp., Class A	410
45		Cytec Industries, Inc.	1,141
82		Eastman Chemical Co.	4,060
7		H.B. Fuller Co.	139
47		Huntsman Corp.	292
153		Lubrizol Corp.	8,851
80		Mosaic Co. (The)	4,188
205		Nalco Holding Co.	3,622
62		NewMarket Corp.	4,664
34		OM Group, Inc. (a)	1,150
35		Praxair, Inc.	2,748
147		RPM International, Inc.	2,351
17		Sensient Technologies Corp.	436
68		Sigma-Aldrich Corp.	3,473
5		Terra Industries, Inc.	154
56		W.R. Grace & Co. (a)	929
66		Westlake Chemical Corp.	1,657

			68,948

		Construction Materials — 0.1%
15		Martin Marietta Materials, Inc.	1,307
20		Vulcan Materials Co.	926

			2,233

		Containers & Packaging — 0.8%
189		Bemis Co., Inc.	4,976
101		Owens-Illinois, Inc. (a)	3,441
443		Pactiv Corp. (a)	11,147
103		Rock-Tenn Co., Class A	4,643
114		Sonoco Products Co.	3,025

			27,232

		Metals & Mining — 2.0%
10		Allegheny Technologies, Inc.	267
–	(h)	Century Aluminum Co. (a)	–	(h)
14		Coeur d’Alene Mines Corp. (a)	202
512		Commercial Metals Co.	8,476
11		Compass Minerals International, Inc.	563
172		Freeport-McMoRan Copper & Gold, Inc.	10,395
455		Newmont Mining Corp.	18,804
13		Nucor Corp.	587
167		Reliance Steel & Aluminum Co.	5,633
5		Royal Gold, Inc.	210
136		Schnitzer Steel Industries, Inc., Class A	7,300
170		Steel Dynamics, Inc.	2,784
720		Titanium Metals Corp.	6,023
10		United States Steel Corp.	399
37		Walter Industries, Inc.	1,848
253		Worthington Industries, Inc.	3,345

			66,836

		Paper & Forest Products — 0.5%
–	(h)	Clearwater Paper Corp. (a)	4
674		International Paper Co.	12,671
158		MeadWestvaco Corp.	3,070

			15,745

		Total Materials	180,994

		Telecommunication Services — 1.1%
		Diversified Telecommunication Services— 0.7%
358		AT&T, Inc.	9,389
208		CenturyTel, Inc.	6,518
27		NTELOS Holdings Corp.	421
44		Verizon Communications, Inc.	1,414
507		Windstream Corp.	4,442

			22,184

		Wireless Telecommunication Services — 0.4%
224		MetroPCS Communications, Inc. (a)	2,653
133		NII Holdings, Inc. (a)	3,059
1,892		Sprint Nextel Corp. (a)	7,568
33		U.S. Cellular Corp. (a)	1,165

			14,445

		Total Telecommunication Services	36,629

		Utilities — 5.5%
		Electric Utilities — 0.7%
–	(h)	Allete, Inc.	2
269		DPL, Inc.	6,443
24		Edison International	762
79		Exelon Corp.	4,004
190		Hawaiian Electric Industries, Inc.	3,402
118		Northeast Utilities	2,721
75		Pepco Holdings, Inc.	1,085
20		UniSource Energy Corp.	553
214		Westar Energy, Inc.	4,200

			23,172

		Gas Utilities — 1.0%
114		AGL Resources, Inc.	3,834
191		Atmos Energy Corp.	5,195
14		Energen Corp.	561
40		New Jersey Resources Corp.	1,558
46		Nicor, Inc.	1,671
105		ONEOK, Inc.	3,460
312		Questar Corp.	10,314
94		Southwest Gas Corp.	2,271
124		UGI Corp.	3,274
64		WGL Holdings, Inc.	2,125

			34,263

		Independent Power Producers & Energy Traders — 0.7%
345		AES Corp. (The) (a)	4,408
386		Constellation Energy Group, Inc.	11,073
1,334		RRI Energy, Inc. (a)	7,135

			22,616

		Multi-Utilities — 3.1%
163		Alliant Energy Corp.	4,260
357		Ameren Corp.	9,090
–	(h)	Avista Corp.	7
28		Black Hills Corp.	720
345		CenterPoint Energy, Inc.	4,156
1,209		CMS Energy Corp.	15,649
79		Dominion Resources, Inc.	2,663
320		DTE Energy Co.	11,042
231		Integrys Energy Group, Inc.	7,790
11		MDU Resources Group, Inc.	218
1,059		NiSource, Inc.	13,647
50		PG&E Corp.	2,004
570		Public Service Enterprise Group, Inc.	18,507
157		TECO Energy, Inc.	2,115
162		Vectren Corp.	3,984
483		Xcel Energy, Inc.	9,628

			105,480

		Total Utilities	185,531

		Total Long-Term Investments (Cost $2,772,906)	3,081,475

		Short-Term Investment — 9.3%
		Investment Company — 9.3%
310,737		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $310,737)	310,737

		Total Investments — 101.4% (Cost $3,083,643)	3,392,212
		Liabilities in Excess of Other Assets — (1.4)%	(46,622)

		NET ASSETS — 100.0%	$3,345,590

		Short Positions — 91.7%
		Common Stocks — 91.7%
		Consumer Discretionary — 16.9%
		Auto Components — 0.2%
251		Goodyear Tire & Rubber Co. (The) (a)	4,275
84		Johnson Controls, Inc.	2,167
54		TRW Automotive Holdings Corp. (a)	916

			7,358

		Automobiles — 0.5%
718		Harley-Davidson, Inc.	16,237

		Distributors — 0.2%
408		LKQ Corp. (a)	7,326

		Diversified Consumer Services — 0.5%
7		Capella Education Co. (a)	431
28		Coinstar, Inc. (a)	937
89		ITT Educational Services, Inc. (a)	8,649
–	(h)	Matthews International Corp., Class A	3
118		Sotheby’s	1,779
12		Strayer Education, Inc.	2,624
59		Weight Watchers International, Inc.	1,631

			16,054

		Hotels, Restaurants & Leisure — 2.7%
175		Bally Technologies, Inc. (a)	6,333
145		Boyd Gaming Corp. (a)	1,333
10		Chipotle Mexican Grill, Inc., Class A (a)	929
119		Choice Hotels International, Inc.	3,327
–	(h)	Gaylord Entertainment Co. (a)	1
541		International Game Technology	10,680
231		Jack in the Box, Inc. (a)	4,874
215		Las Vegas Sands Corp. (a)	2,012
–	(h)	Life Time Fitness, Inc. (a)	–	(h)
73		Marriott International, Inc., Class A	1,564
163		McDonald’s Corp.	8,953
105		MGM Mirage (a)	762
36		Starbucks Corp. (a)	638
486		Starwood Hotels & Resorts Worldwide, Inc.	11,463
195		Tim Hortons, Inc., (Canada)	5,286
10		Vail Resorts, Inc. (a)	286
1,020		Wendy’s/Arby’s Group, Inc., Class A	4,670
92		Wynn Resorts Ltd. (a)	4,716
626		Yum! Brands, Inc.	22,204

			90,031

		Household Durables — 1.6%
188		Black & Decker Corp.	7,070
194		Fortune Brands, Inc.	7,693
491		Harman International Industries, Inc.	12,107
538		KB Home	8,986
197		Newell Rubbermaid, Inc.	2,530
–	(h)	NVR, Inc. (a)	42
352		Toll Brothers, Inc. (a)	6,883
22		Tupperware Brands Corp.	743
127		Whirlpool Corp.	7,242

			53,296

		Internet & Catalog Retail — 0.3%
331		Liberty Media Corp. - Interactive, Class A (a)	2,202
214		Netflix, Inc. (a)	9,404

			11,606

		Leisure Equipment & Products — 0.6%
337		Hasbro, Inc.	8,929
677		Mattel, Inc.	11,894
4		Polaris Industries, Inc.	134

			20,957

		Media — 3.0%
577		CBS Corp., Class B	4,727
440		Discovery Communications, Inc., Class A (a)	10,773
12		Discovery Communications, Inc., Class C (a)	258
50		DreamWorks Animation SKG, Inc., Class A (a)	1,567
590		Interpublic Group of Cos., Inc. (The) (a)	3,073
124		Lamar Advertising Co., Class A (a)	2,611
898		Liberty Media Corp. - Entertainment, Series A, Class A (a)	25,131
52		Marvel Entertainment, Inc. (a)	2,050
4		Meredith Corp.	101
83		Morningstar, Inc. (a)	3,656
182		New York Times Co. (The), Class A	1,434
398		News Corp., Class B	4,779
458		Omnicom Group, Inc.	15,582
151		Regal Entertainment Group, Class A	1,878
348		Viacom, Inc., Class B (a)	8,053
675		Virgin Media, Inc.	7,051
291		Walt Disney Co. (The)	7,305

			100,029

		Multiline Retail — 1.1%
251		Dollar Tree, Inc. (a)	11,590
232		Macy’s, Inc.	3,227
772		Nordstrom, Inc.	20,410
–	(h)	Sears Holdings Corp. (a)	2

			35,229

		Specialty Retail — 5.7%
593		Abercrombie & Fitch Co., Class A	16,957
933		American Eagle Outfitters, Inc.	13,421
187		AutoNation, Inc. (a)	3,858
45		AutoZone, Inc. (a)	6,906
151		Barnes & Noble, Inc.	3,467
324		Best Buy Co., Inc.	12,101
55		Cabela’s, Inc. (a)	895
1,051		CarMax, Inc. (a)	16,946
66		Dick’s Sporting Goods, Inc. (a)	1,310
307		GameStop Corp., Class A (a)	6,723
299		Gap, Inc. (The)	4,881
35		Guess?, Inc.	1,026
148		Gymboree Corp. (a)	5,896
419		J Crew Group, Inc. (a)	11,785
1,178		Limited Brands, Inc.	15,240
427		O’Reilly Automotive, Inc. (a)	17,358
267		Sherwin-Williams Co. (The)	15,446
481		Staples, Inc.	10,104
222		Tiffany & Co.	6,634
71		Tractor Supply Co. (a)	3,400
514		Urban Outfitters, Inc. (a)	12,358
323		Williams-Sonoma, Inc.	4,540

			191,252

		Textiles, Apparel & Luxury Goods — 0.5%
295		Hanesbrands, Inc. (a)	5,864
54		Jones Apparel Group, Inc.	747
62		Polo Ralph Lauren Corp.	3,926
11		V.F. Corp.	724
173		Warnaco Group, Inc. (The) (a)	6,299
6		Wolverine World Wide, Inc.	147

			17,707

		Total Consumer Discretionary	567,082

		Consumer Staples — 8.1%
		Beverages — 1.2%
9		Central European Distribution Corp. (a)	252
179		Coca-Cola Co. (The)	8,899
372		Hansen Natural Corp. (a)	11,549
189		Molson Coors Brewing Co., Class B	8,523
43		PepsiAmericas, Inc.	1,155
183		PepsiCo, Inc.	10,397

			40,775

		Food & Staples Retailing — 2.2%
13		BJ’s Wholesale Club, Inc. (a)	450
117		Casey’s General Stores, Inc.	3,202
276		Costco Wholesale Corp.	13,673
793		CVS/Caremark Corp.	26,537
–	(h)	Great Atlantic & Pacific Tea Co. (a)	–	(h)
932		Safeway, Inc.	17,648
80		United Natural Foods, Inc. (a)	2,156
–	(h)	Weis Markets, Inc.	3
368		Whole Foods Market, Inc. (a)	8,893

			72,562

		Food Products — 2.8%
210		Corn Products International, Inc.	5,867
131		Flowers Foods, Inc.	3,089
170		Green Mountain Coffee Roasters, Inc. (a)	11,950
203		JM Smucker Co. (The)	10,132
393		Kellogg Co.	18,650
721		Kraft Foods, Inc., Class A	20,432
291		McCormick & Co., Inc. (Non-Voting)	9,374
208		Ralcorp Holdings, Inc. (a)	13,207
34		TreeHouse Foods, Inc. (a)	1,093

			93,794

		Household Products — 0.0% (g)
26		Church & Dwight Co., Inc.	1,512

		Personal Products — 1.0%
97		Alberto-Culver Co.	2,491
638		Avon Products, Inc.	20,668
23		Chattem, Inc. (a)	1,472
219		NBTY, Inc. (a)	7,912
16		Nu Skin Enterprises, Inc., Class A	288

			32,831

		Tobacco — 0.9%
844		Altria Group, Inc.	14,791
7		Lorillard, Inc.	514
290		Philip Morris International, Inc.	13,531
–	(h)	Vector Group Ltd.	1

			28,837

		Total Consumer Staples	270,311

		Energy — 7.7%
		Energy Equipment & Services — 2.8%
62		Atwood Oceanics, Inc. (a)	1,788
425		Baker Hughes, Inc.	17,206
348		BJ Services Co.	4,934
–	(h)	Bristow Group, Inc. (a)	10
697		Cameron International Corp. (a)	21,764
–	(h)	CARBO Ceramics, Inc.	–	(h)
190		Diamond Offshore Drilling, Inc.	17,032
21		Dril-Quip, Inc. (a)	894
16		Global Industries Ltd. (a)	111
90		Halliburton Co.	1,984
50		Helmerich & Payne, Inc.	1,707
–	(h)	Hercules Offshore, Inc. (a)	–	(h)
–	(h)	ION Geophysical Corp. (a)	–	(h)
25		Oceaneering International, Inc. (a)	1,257
620		Pride International, Inc. (a)	15,537
29		SEACOR Holdings, Inc. (a)	2,285
53		Smith International, Inc.	1,342
349		Superior Energy Services, Inc. (a)	5,786

			93,637

		Oil, Gas & Consumable Fuels — 4.9%
100		Anadarko Petroleum Corp.	4,800
35		Arch Coal, Inc.	616
96		Arena Resources, Inc. (a)	3,142
–	(h)	Atlas America, Inc.	1
84		Berry Petroleum Co., Class A	1,983
–	(h)	BPZ Resources, Inc. (a)	–	(h)
–	(h)	Carrizo Oil & Gas, Inc. (a)	–	(h)
153		Chevron Corp.	10,641
65		Cimarex Energy Co.	2,343
143		Comstock Resources, Inc. (a)	5,491
178		Continental Resources, Inc. (a)	6,030
329		Denbury Resources, Inc. (a)	5,462
76		Exxon Mobil Corp.	5,329
12		Goodrich Petroleum Corp. (a)	298
330		Holly Corp.	7,026
284		Marathon Oil Corp.	9,152
230		Massey Energy Co.	6,107
152		Noble Energy, Inc.	9,296
212		Occidental Petroleum Corp.	15,140
–	(h)	Overseas Shipholding Group, Inc.	–	(h)
–	(h)	Patriot Coal Corp. (a)	1
200		Peabody Energy Corp.	6,610
133		PetroHawk Energy Corp. (a)	3,240
1		Pioneer Natural Resources Co.	25
327		Range Resources Corp.	15,179
–	(h)	Rosetta Resources, Inc. (a)	1
212		Spectra Energy Corp.	3,894
1,046		Sunoco, Inc.	25,837
746		Valero Energy Corp.	13,435
31		Whiting Petroleum Corp. (a)	1,407

			162,486

		Total Energy	256,123

		Financials — 9.0%
		Capital Markets — 1.5%
12		Affiliated Managers Group, Inc. (a)	759
–	(h)	American Capital Ltd.	–	(h)
160		Charles Schwab Corp. (The)	2,863
140		E*Trade Financial Corp. (a)	211
15		Eaton Vance Corp.	439
60		GLG Partners, Inc.	241
65		Greenhill & Co., Inc.	4,874
195		Jefferies Group, Inc. (a)	4,463
38		KBW, Inc. (a)	1,123
121		Knight Capital Group, Inc., Class A (a)	2,244
236		Legg Mason, Inc.	6,630
604		Morgan Stanley	17,220
7		optionsXpress Holdings, Inc.	131
12		Raymond James Financial, Inc.	251
131		State Street Corp.	6,575
67		Stifel Financial Corp. (a)	3,348

			51,372

		Commercial Banks — 2.4%
864		BB&T Corp.	19,776
48		CapitalSource, Inc.	225
35		City National Corp.	1,371
412		Comerica, Inc.	9,824
142		Commerce Bancshares, Inc.	5,214
46		Cullen/Frost Bankers, Inc.	2,202
–	(h)	East West Bancorp, Inc.	–	(h)
–	(h)	First Bancorp	–	(h)
–	(h)	First Commonwealth Financial Corp.	–	(h)
14		First Financial Bankshares, Inc.	752
730		First Horizon National Corp. (a)	9,354
–	(h)	Glacier Bancorp, Inc.	1
42		Hancock Holding Co.	1,706
7		Investors Bancorp, Inc. (a)	67
–	(h)	M&T Bank Corp.	1
953		Marshall & Ilsley Corp.	5,755
–	(h)	MB Financial, Inc.	1
–	(h)	National Penn Bancshares, Inc.	–	(h)
–	(h)	Old National Bancorp	–	(h)
–	(h)	Popular, Inc.	–	(h)
–	(h)	PrivateBancorp, Inc.	2
935		Regions Financial Corp.	4,134
287		SunTrust Banks, Inc.	5,597
–	(h)	Susquehanna Bancshares, Inc.	1
2		SVB Financial Group (a)	58
24		Synovus Financial Corp.	84
443		TCF Financial Corp.	6,263
12		UMB Financial Corp.	496
–	(h)	United Bankshares, Inc.	–	(h)
138		Valley National Bancorp	1,758
–	(h)	Webster Financial Corp.	1
–	(h)	Whitney Holding Corp.	–	(h)
329		Zions Bancorp	4,469

			79,112

		Consumer Finance — 0.5%
266		American Express Co.	7,535
84		AmeriCredit Corp. (a)	1,313
112		Capital One Financial Corp.	3,427
–	(h)	First Marblehead Corp. (The) (a)	–	(h)
566		SLM Corp. (a)	5,032
11		Student Loan Corp. (The)	506

			17,813

		Diversified Financial Services — 0.4%
130		Citigroup, Inc.	412
275		Leucadia National Corp. (a)	6,742
114		MSCI, Inc., Class A (a)	3,176
87		PHH Corp. (a)	1,595

			11,925

		Insurance — 2.5%
14		Alleghany Corp. (a)	3,701
11		American National Insurance Co.	836
395		Arthur J. Gallagher & Co.	9,048
155		Assurant, Inc.	3,950
82		Cincinnati Financial Corp.	1,972
80		CNA Financial Corp.	1,364
65		First American Corp.	1,918
23		Hanover Insurance Group, Inc. (The)	885
26		Hartford Financial Services Group, Inc.	422
75		Lincoln National Corp.	1,592
42		Loews Corp.	1,262
18		Markel Corp. (a)	5,743
947		Marsh & McLennan Cos., Inc.	19,339
72		Mercury General Corp.	2,537
266		MetLife, Inc.	9,024
101		Odyssey Re Holdings Corp.	4,679
44		ProAssurance Corp. (a)	2,209
5		Reinsurance Group of America, Inc.	224
33		RLI Corp.	1,651
15		Tower Group, Inc.	378
173		Travelers Cos., Inc. (The)	7,431
–	(h)	Unitrin, Inc.	1
59		W.R. Berkley Corp.	1,373
1		Wesco Financial Corp.	288
93		Zenith National Insurance Corp.	2,228

			84,055

		Real Estate Investment Trusts (REITs) — 1.0%
20		Alexandria Real Estate Equities, Inc.	778
29		AvalonBay Communities, Inc.	1,688
2		Essex Property Trust, Inc.	139
128		General Growth Properties, Inc. (a)	259
154		HCP, Inc.	3,958
146		Health Care REIT, Inc.	5,835
241		Hospitality Properties Trust	3,798
384		Host Hotels & Resorts, Inc.	3,483
50		Macerich Co. (The)	975
5		Nationwide Health Properties, Inc.	140
130		Omega Healthcare Investors, Inc.	2,181
23		Public Storage	1,640
68		Realty Income Corp.	1,603
108		SL Green Realty Corp.	2,786
109		Ventas, Inc.	3,858
22		Walter Investment Management Corp. (a)	290

			33,411

		Real Estate Management & Development — 0.4%
611		CB Richard Ellis Group, Inc., Class A (a)	6,663
34		Jones Lang LaSalle, Inc.	1,285
176		St Joe Co. (The) (a)	4,962

			12,910

		Thrifts & Mortgage Finance — 0.3%
449		People’s United Financial, Inc.	7,293
209		TFS Financial Corp.	2,319

			9,612

		Total Financials	300,210

		Health Care — 11.3%
		Biotechnology — 1.4%
8		Abraxis Bioscience, Inc. (a)	243
16		Acorda Therapeutics, Inc. (a)	416
103		Alkermes, Inc. (a)	1,067
–	(h)	Alnylam Pharmaceuticals, Inc. (a)	1
710		Amylin Pharmaceuticals, Inc. (a)	10,451
11		Celgene Corp. (a)	614
–	(h)	Cepheid, Inc. (a)	1
19		Dendreon Corp. (a)	450
86		Isis Pharmaceuticals, Inc. (a)	1,564
17		Medarex, Inc. (a)	269
6		Myriad Genetics, Inc. (a)	170
25		Myriad Pharmaceuticals, Inc. (a)	121
51		Onyx Pharmaceuticals, Inc. (a)	1,831
22		Regeneron Pharmaceuticals, Inc. (a)	480
9		Savient Pharmaceuticals, Inc. (a)	145
105		Seattle Genetics, Inc. (a)	1,264
62		Theravance, Inc. (a)	933
134		United Therapeutics Corp. (a)	12,413
447		Vertex Pharmaceuticals, Inc. (a)	16,088

			48,521

		Health Care Equipment & Supplies — 2.0%
111		Baxter International, Inc.	6,282
22		Becton, Dickinson & Co.	1,454
172		Boston Scientific Corp. (a)	1,849
253		DENTSPLY International, Inc.	8,441
154		Edwards Lifesciences Corp. (a)	10,072
116		IDEXX Laboratories, Inc. (a)	5,792
79		Immucor, Inc. (a)	1,318
–	(h)	Integra LifeSciences Holdings Corp. (a)	2
73		Inverness Medical Innovations, Inc. (a)	2,462
21		Meridian Bioscience, Inc.	466
88		NuVasive, Inc. (a)	3,637
142		St. Jude Medical, Inc. (a)	5,337
13		Teleflex, Inc.	631
143		Thoratec Corp. (a)	3,583
407		Varian Medical Systems, Inc. (a)	14,341
42		West Pharmaceutical Services, Inc.	1,524

			67,191

		Health Care Providers & Services — 4.2%
209		AMERIGROUP Corp. (a)	5,156
1		Chemed Corp.	49
266		CIGNA Corp.	7,546
278		DaVita, Inc. (a)	13,826
84		Express Scripts, Inc. (a)	5,865
696		Health Net, Inc. (a)	9,418
239		Healthsouth Corp. (a)	3,444
264		Henry Schein, Inc. (a)	13,559
118		HMS Holdings Corp. (a)	4,527
397		Humana, Inc. (a)	13,037
86		Laboratory Corp. of America Holdings (a)	5,795
53		LifePoint Hospitals, Inc. (a)	1,461
65		Magellan Health Services, Inc. (a)	2,088
103		Mednax, Inc. (a)	4,794
136		Omnicare, Inc.	3,244
125		Owens & Minor, Inc.	5,554
577		Patterson Cos., Inc. (a)	14,635
90		Psychiatric Solutions, Inc. (a)	2,442
322		Quest Diagnostics, Inc.	17,578
111		UnitedHealth Group, Inc.	3,121
140		VCA Antech, Inc. (a)	3,575
5		WellCare Health Plans, Inc. (a)	117

			140,831

		Health Care Technology — 0.6%
461		Allscripts-Misys Healthcare Solutions, Inc.	7,950
79		Cerner Corp. (a)	5,128
183		HLTH Corp. (a)	2,687
89		Quality Systems, Inc.	4,907

			20,672

		Life Sciences Tools & Services — 1.2%
22		Bio-Rad Laboratories, Inc., Class A (a)	1,716
95		Charles River Laboratories International, Inc. (a)	3,130
255		Covance, Inc. (a)	14,067
14		Dionex Corp. (a)	928
8		Life Technologies Corp. (a)	387
41		Mettler-Toledo International, Inc., (Switzerland) (a)	3,436
–	(h)	Parexel International Corp. (a)	1
200		PerkinElmer, Inc.	3,531
275		Sequenom, Inc. (a)	1,586
190		Thermo Fisher Scientific, Inc. (a)	8,607
38		Waters Corp. (a)	1,906

			39,295

		Pharmaceuticals — 1.9%
96		Abbott Laboratories	4,299
37		Allergan, Inc.	1,961
130		Auxilium Pharmaceuticals, Inc. (a)	4,010
52		Eli Lilly & Co.	1,807
288		Johnson & Johnson	17,555
1,337		King Pharmaceuticals, Inc. (a)	12,130
708		Merck & Co., Inc.	21,251
–	(h)	XenoPort, Inc. (a)	2

			63,015

		Total Health Care	379,525

		Industrials — 11.8%
		Aerospace & Defense — 1.5%
648		BE Aerospace, Inc. (a)	10,471
423		Boeing Co.	18,151
76		Curtiss-Wright Corp.	2,526
143		Goodrich Corp.	7,324
204		Hexcel Corp. (a)	2,078
18		Moog, Inc., Class A (a)	473
304		Spirit Aerosystems Holdings, Inc., Class A (a)	3,952
60		Teledyne Technologies, Inc. (a)	1,979
81		TransDigm Group, Inc. (a)	3,116

			50,070

		Air Freight & Logistics — 0.4%
147		C.H. Robinson Worldwide, Inc.	8,004
82		FedEx Corp.	5,594
–	(h)	Hub Group, Inc., Class A (a)	1

			13,599

		Airlines — 0.7%
590		AMR Corp. (a)	3,155
386		Continental Airlines, Inc., Class B (a)	4,307
472		JetBlue Airways Corp. (a)	2,413
1,679		Southwest Airlines Co.	13,179
–	(h)	U.S. Airways Group, Inc. (a)	–	(h)
–	(h)	UAL Corp. (a)	–	(h)

			23,054

		Building Products — 0.7%
79		Lennox International, Inc.	2,753
617		Masco Corp.	8,601
157		Simpson Manufacturing Co., Inc.	4,472
510		USG Corp. (a)	7,205

			23,031

		Commercial Services & Supplies — 0.9%
1		ABM Industries, Inc.	15
106		Avery Dennison Corp.	2,845
52		Clean Harbors, Inc. (a)	2,734
118		Corrections Corp. of America (a)	2,035
128		Covanta Holding Corp. (a)	2,154
–	(h)	GEO Group, Inc. (The) (a)	2
218		Iron Mountain, Inc. (a)	6,359
8		Mine Safety Appliances Co.	223
235		Stericycle, Inc. (a)	12,035
71		Tetra Tech, Inc. (a)	2,128

			30,530

		Construction & Engineering — 1.2%
257		Aecom Technology Corp. (a)	8,316
304		Fluor Corp.	16,049
30		Granite Construction, Inc.	1,023
619		KBR, Inc.	13,126
–	(h)	MasTec, Inc. (a)	–	(h)
87		Tutor Perini Corp. (a)	1,611

			40,125

		Electrical Equipment — 1.4%
230		Acuity Brands, Inc.	6,793
136		American Superconductor Corp. (a)	4,388
52		AMETEK, Inc.	1,690
80		First Solar, Inc. (a)	12,308
38		General Cable Corp. (a)	1,464
151		Regal-Beloit Corp.	6,999
44		Rockwell Automation, Inc.	1,818
85		Roper Industries, Inc.	4,078
50		SunPower Corp., Class A (a)	1,597
98		SunPower Corp., Class B (a)	2,682
180		Woodward Governor Co.	3,545

			47,362

		Industrial Conglomerates — 0.2%
12		3M Co.	863
269		General Electric Co.	3,598
252		Textron, Inc.	3,391

			7,852

		Machinery — 2.6%
–	(h)	Actuant Corp., Class A	1
320		AGCO Corp. (a)	10,082
87		CLARCOR, Inc.	2,884
203		Cummins, Inc.	8,735
3		Danaher Corp.	155
71		Eaton Corp.	3,670
82		ESCO Technologies, Inc. (a)	3,386
139		Flowserve Corp.	11,197
38		Graco, Inc.	944
152		IDEX Corp.	4,151
92		Kaydon Corp.	3,017
–	(h)	Lindsay Corp.	2
54		Manitowoc Co., Inc. (The)	331
422		PACCAR, Inc.	14,614
21		Parker Hannifin Corp.	925
196		Pentair, Inc.	5,368
143		Terex Corp. (a)	2,168
82		Toro Co.	2,847
97		Valmont Industries, Inc.	6,999
146		Wabtec Corp.	4,907

			86,383

		Marine — 0.2%
126		Alexander & Baldwin, Inc.	3,682
91		Kirby Corp. (a)	3,358

			7,040

		Professional Services — 0.6%
–	(h)	Corporate Executive Board Co. (The)	1
154		FTI Consulting, Inc. (a)	8,356
15		Huron Consulting Group, Inc. (a)	674
620		Monster Worldwide, Inc. (a)	8,075
128		Robert Half International, Inc.	3,178

			20,284

		Road & Rail — 0.9%
97		Burlington Northern Santa Fe Corp.	7,592
60		Genesee & Wyoming, Inc., Class A (a)	1,651
266		J.B. Hunt Transport Services, Inc.	7,434
194		Old Dominion Freight Line, Inc. (a)	6,894
85		Union Pacific Corp.	4,915

			28,486

		Trading Companies & Distributors — 0.5%
–	(h)	Applied Industrial Technologies, Inc.	9
265		Fastenal Co.	9,437
98		GATX Corp.	2,481
49		W.W. Grainger, Inc.	4,385
18		Watsco, Inc.	953

			17,265

		Total Industrials	395,081

		Information Technology — 14.7%
		Communications Equipment — 1.6%
581		Brocade Communications Systems, Inc. (a)	4,568
176		Ciena Corp. (a)	1,969
3		Comtech Telecommunications Corp. (a)	111
92		F5 Networks, Inc. (a)	3,402
126		InterDigital, Inc. (a)	3,723
387		Juniper Networks, Inc. (a)	10,121
3,058		Motorola, Inc.	21,895
130		Riverbed Technology, Inc. (a)	2,604
53		Sycamore Networks, Inc. (a)	181
161		Tekelec (a)	2,961
82		Tellabs, Inc. (a)	478

			52,013

		Computers & Peripherals — 1.8%
5		Apple, Inc. (a)	836
1,684		Dell, Inc. (a)	22,535
12		Diebold, Inc.	328
–	(h)	Intermec, Inc. (a)	1
142		International Business Machines Corp.	16,742
781		Lexmark International, Inc., Class A (a)	11,302
27		SanDisk Corp. (a)	481
234		STEC, Inc. (a)	7,992

			60,217

		Electronic Equipment, Instruments & Components — 1.3%
713		Agilent Technologies, Inc. (a)	16,547
76		Amphenol Corp., Class A	2,530
188		Anixter International, Inc. (a)	6,427
68		Arrow Electronics, Inc. (a)	1,744
147		AVX Corp.	1,619
10		Cogent, Inc. (a)	119
115		Dolby Laboratories, Inc., Class A (a)	4,782
165		National Instruments Corp.	4,173
26		Plexus Corp. (a)	670
186		Trimble Navigation Ltd. (a)	4,414

			43,025

		Internet Software & Services — 0.3%
77		eBay, Inc. (a)	1,627
8		Equinix, Inc. (a)	693
111		IAC/InterActiveCorp. (a)	2,045
51		j2 Global Communications, Inc. (a)	1,235
290		VeriSign, Inc. (a)	5,928

			11,528

		IT Services — 2.4%
118		Alliance Data Systems Corp. (a)	6,027
339		Automatic Data Processing, Inc.	12,630
512		Cognizant Technology Solutions Corp., Class A (a)	15,145
152		Cybersource Corp. (a)	2,644
7		Euronet Worldwide, Inc. (a)	143
146		Fiserv, Inc. (a)	6,920
159		Gartner, Inc. (a)	2,714
5		Global Payments, Inc.	197
135		Hewitt Associates, Inc., Class A (a)	4,028
176		Lender Processing Services, Inc.	6,015
614		Paychex, Inc.	16,279
121		Perot Systems Corp., Class A (a)	1,937
48		Syntel, Inc.	1,909
227		Total System Services, Inc.	3,338
–	(h)	VeriFone Holdings, Inc. (a)	–	(h)
27		Wright Express Corp. (a)	757

			80,683

		Office Electronics — 0.1%
103		Zebra Technologies Corp., Class A (a)	2,507

		Semiconductors & Semiconductor Equipment — 4.1%
2,970		Advanced Micro Devices, Inc. (a)	10,870
598		Altera Corp.	11,185
166		Amkor Technology, Inc. (a)	1,039
203		Analog Devices, Inc.	5,551
1,495		Applied Materials, Inc.	20,624
90		Atheros Communications, Inc. (a)	2,242
426		Atmel Corp. (a)	1,776
1		Cymer, Inc. (a)	31
–	(h)	FEI Co. (a)	–	(h)
136		FormFactor, Inc. (a)	3,145
270		International Rectifier Corp. (a)	4,478
278		Intersil Corp., Class A	4,001
36		KLA-Tencor Corp.	1,151
461		Lam Research Corp. (a)	13,852
166		Linear Technology Corp.	4,451
403		LSI Corp. (a)	2,090
1,132		MEMC Electronic Materials, Inc. (a)	19,938
472		Microchip Technology, Inc.	12,698
372		National Semiconductor Corp.	5,601
257		Rambus, Inc. (a)	4,349
10		Semtech Corp. (a)	187
717		Teradyne, Inc. (a)	5,648
171		TriQuint Semiconductor, Inc. (a)	1,229
–	(h)	Verigy Ltd., (Singapore) (a)	–	(h)

			136,136

		Software — 3.1%
284		Activision Blizzard, Inc. (a)	3,257
137		Adobe Systems, Inc. (a)	4,431
256		ANSYS, Inc. (a)	8,008
–	(h)	Ariba, Inc. (a)	–	(h)
234		Autodesk, Inc. (a)	5,102
21		Blackboard, Inc. (a)	726
199		Cadence Design Systems, Inc. (a)	1,174
470		Citrix Systems, Inc. (a)	16,719
190		Concur Technologies, Inc. (a)	6,543
295		Informatica Corp. (a)	5,431
234		Jack Henry & Associates, Inc.	5,032
151		McAfee, Inc. (a)	6,713
873		Microsoft Corp.	20,527
823		Novell, Inc. (a)	3,768
286		Nuance Communications, Inc. (a)	3,771
2		Pegasystems, Inc.	70
77		Rovi Corp. (a)	2,016
274		Synopsys, Inc. (a)	5,484
592		TiVo, Inc. (a)	6,072

			104,844

		Total Information Technology	490,953

		Materials — 5.8%
		Chemicals — 3.5%
106		Albemarle Corp.	3,157
65		Calgon Carbon Corp. (a)	825
–	(h)	CF Industries Holdings, Inc.	2
419		Dow Chemical Co. (The)	8,880
238		E.l. du Pont de Nemours & Co.	7,364
316		Ecolab, Inc.	13,116
152		FMC Corp.	7,417
183		International Flavors & Fragrances, Inc.	6,457
–	(h)	Minerals Technologies, Inc.	3
310		Monsanto Co.	26,056
395		Olin Corp.	5,451
487		PPG Industries, Inc.	26,785
18		Rockwood Holdings, Inc. (a)	317
271		Scotts Miracle-Gro Co. (The), Class A	10,564
6		Valhi, Inc.	75
31		Valspar Corp.	779

			117,248

		Construction Materials — 0.1%
126		Eagle Materials, Inc.	3,437
17		Texas Industries, Inc.	754

			4,191

		Containers & Packaging — 1.1%
43		AptarGroup, Inc.	1,502
139		Ball Corp.	6,721
584		Crown Holdings, Inc. (a)	14,664
76		Greif, Inc., Class A	3,875
3		Packaging Corp. of America	51
79		Sealed Air Corp.	1,447
71		Silgan Holdings, Inc.	3,559
382		Temple-Inland, Inc.	5,986

			37,805

		Metals & Mining — 0.7%
231		AK Steel Holding Corp.	4,546
9		Alcoa, Inc.	106
–	(h)	Carpenter Technology Corp.	1
131		Cliffs Natural Resources, Inc.	3,598
520		Southern Copper Corp.	13,384

			21,635

		Paper & Forest Products — 0.4%
381		Weyerhaeuser Co.	13,364

		Total Materials	194,243

		Telecommunication Services — 0.7%
		Diversified Telecommunication Services — 0.1%
–	(h)	CenturyTel, Inc.	1
382		Clearwire Corp., Class A (a)	3,098
61		Frontier Communications Corp.	429
17		Level 3 Communications, Inc. (a)	21
172		Qwest Communications International, Inc.	663
30		tw telecom, inc. (a)	295

			4,507

		Wireless Telecommunication Services — 0.6%
147		American Tower Corp., Class A (a)	5,003
230		Crown Castle International Corp. (a)	6,602
3		Leap Wireless International, Inc. (a)	81
178		SBA Communications Corp., Class A (a)	4,652
43		Syniverse Holdings, Inc. (a)	755
96		Telephone & Data Systems, Inc.	2,462

			19,555

		Total Telecommunication Services	24,062

		Utilities — 5.7%
		Electric Utilities — 3.5%
168		Allegheny Energy, Inc.	4,234
38		American Electric Power Co., Inc.	1,169
186		Cleco Corp.	4,403
1,245		Duke Energy Corp.	19,268
97		Entergy Corp.	7,772
121		FirstEnergy Corp.	4,978
132		FPL Group, Inc.	7,481
450		Great Plains Energy, Inc.	7,172
14		Idacorp, Inc.	397
119		ITC Holdings Corp.	5,662
178		NV Energy, Inc.	2,048
329		Pinnacle West Capital Corp.	10,524
113		Portland General Electric Co.	2,147
81		PPL Corp.	2,745
383		Progress Energy, Inc.	15,090
668		Southern Co.	20,962

			116,052

		Gas Utilities — 0.6%
307		EQT Corp.	11,781
–	(h)	Laclede Group, Inc. (The)	3
162		National Fuel Gas Co.	6,571
33		Northwest Natural Gas Co.	1,462
30		Piedmont Natural Gas Co., Inc.	729
3		South Jersey Industries, Inc.	126

			20,672

		Independent Power Producers & Energy Traders — 0.1%
–	(h)	Dynegy, Inc., Class A (a)	–	(h)
24		Mirant Corp. (a)	436
68		NRG Energy, Inc. (a)	1,845
26		Ormat Technologies, Inc.	1,035

			3,316

		Multi-Utilities — 1.5%
407		Consolidated Edison, Inc.	16,024
69		NSTAR	2,206
123		OGE Energy Corp.	3,711
11		PNM Resources, Inc.	137
120		SCANA Corp.	4,226
189		Sempra Energy	9,887
310		Wisconsin Energy Corp.	13,309

			49,500

		Water Utilities — 0.0% (g)
27		Aqua America, Inc.	491

		Total Utilities	190,031

		Total Short Positions (Proceeds $2,775,654)	3,067,621

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(j)	All or a portion of these securities are segregated for short sales.

(l)	The rate shown is the current yield as of July 31, 2009.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,178
Aggregate gross unrealized depreciation	(26,609)

Net unrealized appreciation/depreciation	$308,569

Federal income tax cost of investments	$3,083,643

Highbridge Statistical Market Neutral Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$571,285	$—	$—	$571,285
Consumer Staples	265,051	—	—	265,051
Energy	233,839	—	—	233,839
Financials	297,419	—	—	297,419
Health Care	397,678	—	—	397,678
Industrials	395,825	—	—	395,825
Information Technology	517,224	—	—	517,224
Materials	180,994	—	—	180,994
Telecommunication
Services	36,629	—	—	36,629
Utilities	185,531	—	—	185,531

Total Common Stocks	3,081,475	—	—	3,081,475

Short-Term Investments
Investment Companies	310,737	—	—	310,737

Total Investments in Securities	$3,392,212	$—	$—	$3,392,212

Liabilities in Securities Sold Short†
Common Stocks
Consumer Discretionary	(567,082)	—	—	(567,082)
Consumer Staples	(270,311)	—	—	(270,311)
Energy	(256,123)	—	—	(256,123)
Financials	(300,210)	—	—	(300,210)
Health Care	(379,525)	—	—	(379,525)
Industrials	(395,081)	—	—	(395,081)
Information Technology	(490,953)	—	—	(490,953)
Materials	(194,243)	—	—	(194,243)
Telecommunication
Services	(24,062)	—	—	(24,062)
Utilities	(190,031)	—	—	(190,031)

Total Common Stocks	(3,067,621)	—	—	(3,067,621)

Total Liabilities in Securities Sold Short	$(3,067,621)	$—	$—	$(3,067,621)

†	Liabilities in securities sold short may include written options.

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.3%
	Common Stocks — 97.3%
	China — 24.9%
35,000	Air China Ltd., Class H (a)	22,495
7,754	Angang Steel Co., Ltd., Class H	17,520
23,000	Bank of Communications Co., Ltd., Class H	28,159
92,000	China Construction Bank Corp., Class H	73,893
18,000	China COSCO Holdings Co., Ltd., Class H	25,909
13,500	China Shenhua Energy Co., Ltd., Class H	54,872
66,500	China Shipping Container Lines Co., Ltd., Class H (a)	25,921
11,200	Guangzhou R&F Properties Co., Ltd., Class H	24,593
38,000	Huaneng Power International, Inc., Class H	29,751
66,000	Industrial & Commercial Bank of China, Class H	47,392
16,500	Maanshan Iron & Steel, Class H (a)	12,794
40,000	Pacific Basin Shipping Ltd.	30,036
11,500	Parkson Retail Group Ltd.	19,148
4,550	Ping An Insurance Group Co. of China Ltd., Class H	40,175
40,000	Soho China Ltd.	25,392

		478,050

	Hong Kong — 11.7%
13,000	AMVIG Holdings Ltd.	10,403
3,500	Cheung Kong Holdings Ltd.	45,110
12,000	China Overseas Land & Investment Ltd.	29,518
20,000	Genting Singapore plc (a)	11,742
8,350	Huabao International Holdings Ltd.	8,702
16,000	Sino Land Co.	32,555
3,200	Sun Hung Kai Properties Ltd.	48,585
8,000	Wharf Holdings Ltd.	37,537

		224,152

	India — 11.1%
535	Bharat Heavy Electricals Ltd.	24,965
2,500	Bharti Airtel Ltd.	21,504
880	HDFC Bank Ltd.	27,587
10,000	Infrastructure Development Finance Co., Ltd.	28,146
1,000	Larsen & Toubro Ltd., GDR	31,540
1,100	Maruti Suzuki India Ltd.	32,492
370	Reliance Industries Ltd., GDR (a) (e)	29,970
8,000	Suzlon Energy Ltd. (a)	16,672

		212,876

	Indonesia — 5.7%
55,000	Bank Danamon Indonesia Tbk PT	26,748
40,000	Bank Rakyat Indonesia	29,390
47,347	International Nickel Indonesia Tbk PT (a)	20,510
26,000	United Tractors Tbk PT	33,856

		110,504

	Malaysia — 0.7%
7,000	Genting Bhd	12,919

	Singapore — 11.8%
16,730	CapitaLand Ltd.	44,373
18,000	Chartered Semiconductor Manufacturing Ltd. (a)	28,017
15,000	Keppel Land Ltd.	27,699
25,000	Neptune Orient Lines Ltd.	28,834
22,500	Olam International Ltd.	39,654
50,000	Yangzijiang Shipbuilding Holdings Ltd.	31,051
14,500	Yanlord Land Group Ltd.	26,978

		226,606

	South Korea — 12.2%
275	Daelim Industrial Co., Ltd.	15,165
455	Doosan Heavy Industries and Construction Co., Ltd.	25,916
805	Hana Financial Group, Inc.	22,771
1,030	KB Financial Group, Inc. (a)	44,531
350	KT&G Corp.	20,315
65	Samsung Electronics Co., Ltd.	38,332
152	Samsung Fire & Marine Insurance Co., Ltd.	25,447
660	Shinhan Financial Group Co., Ltd. (a)	22,203
43	Shinsegae Co., Ltd.	18,652

		233,332

	Taiwan — 12.1%
23,000	AU Optronics Corp. (a)	25,524
85,600	China Airlines Ltd. (a)	23,791
7,869	China Steel Corp.	7,597
40,000	Evergreen Marine Corp., Taiwan Ltd. (a)	24,350
20,000	Far Eastern Textile Co., Ltd.	22,551
43,500	Fubon Financial Holding Co., Ltd. (a)	44,601
11,500	HON HAI Precision Industry Co., Ltd.	39,706
55,000	Taishin Financial Holdings Co., Ltd. (a)	21,464
7,000	Taiwan Fertilizer Co., Ltd. (a)	22,137

		231,721

	Thailand — 3.5%
2,745	Banpu PCL, Foreign Shares	30,628
613	Banpu PCL, NVDR	6,754
13,000	Siam Commercial Bank PCL, Foreign Shares	29,511

		66,893

	United Kingdom — 3.6%
6,950	HSBC Holdings plc	69,632

	Total Long-Term Investments (Cost $1,586,336)	1,866,685

NUMBER OF RIGHTS

	Rights — 0.1%
	South Korea — 0.1%
80	KB Financial Group, Inc., expiring 08/27/09 (a) (Cost $—)	1,033

SHARES

	Short-Term Investment — 0.8%
	Investment Company — 0.8%
15,000	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $15,000)	15,000

	Total Investments — 98.2% (Cost $1,601,336)	1,882,718
	Other Assets in Excess of Liabilities — 1.8%	35,431

	NET ASSETS — 100.0%	$1,918,149

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	23.5%
Real Estate Management & Development	18.2
Marine	7.2
Oil, Gas & Consumable Fuels	6.5
Diversified Financial Services	3.9
Construction & Engineering	3.9
Semiconductors & Semiconductor Equipment	3.5
Insurance	3.5
Electronic Equipment, Instruments & Components	3.5
Machinery	3.4
Metals & Mining	3.1
Food & Staples Retailing	3.1
Airlines	2.5
Electrical Equipment	2.2
Automobiles	1.7
Chemicals	1.6
Independent Power Producers & Energy Traders	1.6
Hotels, Restaurants & Leisure	1.3
Industrial Conglomerates	1.2
Wireless Telecommunication Services	1.1
Tobacco	1.1
Multiline Retail	1.0
Others (each less than 1.0%)	1.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of July 31, 2009.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,807,204,000 and 96.0%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$325,938
Aggregate gross unrealized depreciation	(44,556)

Net unrealized appreciation/depreciation	$281,382

Federal income tax cost of investments	$1,601,336

Asia Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
China	—	478,050	—	478,050
Hong Kong	—	224,152	—	224,152
India	—	212,876	—	212,876
Indonesia	—	110,504	—	110,504
Malaysia	—	12,919	—	12,919
Singapore	—	226,606	—	226,606
South Korea	—	233,332	—	233,332
Taiwan	—	231,721	—	231,721
Thailand	—	66,893	—	66,893
United Kingdom	—	69,632	—	69,632

Total Common Stocks	—	1,866,685	—	1,866,685

Rights
South Korea	—	1,033	—	1,033
Short-Term Investments
Investment Companies	15,000	—	—	15,000

Total Investments in Securities	$15,000	$1,867,718	$—	$1,882,718

JPMorgan China Region Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	China — 47.0%
50	Angang Steel Co., Ltd., Class H	113
713	Bank of China Ltd., Class H	354
151	Bank of Communications Co., Ltd., Class H	185
44	China Communications Construction Co., Ltd., Class H	57
889	China Construction Bank Corp., Class H	714
150	China Life Insurance Co., Ltd., Class H	664
90	China Mobile Ltd.	947
96	China National Building Material Co., Ltd., Class H	208
332	China Petroleum & Chemical Corp., Class H	296
101	China Shenhua Energy Co., Ltd., Class H	411
161	China Vanke Co., Ltd., Class B	231
66	China Yurun Food Group Ltd.	104
410	CNOOC Ltd.	546
800	Industrial & Commercial Bank of China, Class H	575
78	Jiangxi Copper Co., Ltd., Class H	179
43	Li Ning Co., Ltd.	140
222	Maanshan Iron & Steel, Class H (a)	172
95	Parkson Retail Group Ltd.	157
23	Ping An Insurance Group Co. of China Ltd., Class H	203
184	Sinotrans Shipping Ltd.	90
22	Tencent Holdings Ltd.	294
82	Tingyi Cayman Islands Holding Corp.	152

		6,792

	Hong Kong — 23.4%
35	Cheung Kong Holdings Ltd.	447
14	China Everbright Ltd.	44
136	China Overseas Land & Investment Ltd.	335
88	China Resources Gas Group Ltd.	74
68	China Resources Land Ltd.	166
320	Guangzhou Investment Co., Ltd.	69
74	Hang Lung Properties Ltd.	270
18	Hang Seng Bank Ltd.	285
16	Hong Kong Exchanges and Clearing Ltd.	306
25	Hutchison Whampoa Ltd.	187
57	Industrial & Commercial Bank of China Asia Ltd.	108
3	Jardine Matheson Holdings Ltd.	92
34	Kerry Properties Ltd.	175
33	Orient Overseas International Ltd.	182
24	Sun Hung Kai Properties Ltd.	364
61	Wharf Holdings Ltd.	286

		3,390

	Taiwan — 28.3%
93	Acer, Inc.	197
273	Advanced Semiconductor Engineering, Inc.	193
253	AU Optronics Corp. (a)	280
175	China Steel Corp.	169
123	Far Eastern Textile Co., Ltd.	139
58	Far EasTone Telecommunications Co., Ltd.	68
172	First Financial Holding Co., Ltd.	106
95	Formosa Plastics Corp.	163
225	Fubon Financial Holding Co., Ltd. (a)	231
148	HON HAI Precision Industry Co., Ltd.	511
13	HTC Corp.	177
34	Huaku Development Co. Ltd.	83
6	Largan Precision Co., Ltd.	77
19	MediaTek, Inc.	276
35	President Chain Store Corp. (a)	91
11	Richtek Technology Corp.	81
177	Shin Kong Financial Holding Co. Ltd.	72
410	Taishin Financial Holdings Co., Ltd. (a)	160
41	Taiwan Fertilizer Co., Ltd. (a)	130
326	Taiwan Semiconductor Manufacturing Co., Ltd.	580
314	United Microelectronics Corp.	139
241	Yuanta Financial Holding Co., Ltd. (a)	173

		4,096

	Total Investments — 98.7% (Cost $11,702)	14,278
	Other Assets in Excess of Liabilities — 1.3%	181

	NET ASSETS — 100.0%	$14,459

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	17.4%
Real Estate Management & Development	17.0
Semiconductors & Semiconductor Equipment	8.9
Oil, Gas & Consumable Fuels	8.8
Wireless Telecommunication Services	7.1
Insurance	6.6
Electronic Equipment, Instruments & Components	6.1
Metals & Mining	4.4
Diversified Financial Services	4.1
Industrial Conglomerates	2.9
Computers & Peripherals	2.6
Internet Software & Services	2.1
Chemicals	2.1
Marine	1.9
Food Products	1.8
Construction Materials	1.5
Capital Markets	1.2
Multiline Retail	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	1.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for international investments are approximately $14,096,000 and 98.7% respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,655
Aggregate gross unrealized depreciation	(79)

Net unrealized appreciation/depreciation	$2,576

Federal income tax cost of investments	$11,702

China Region Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
China	$—	$6,792	$—	$6,792
Hong Kong	—	3,390	—	3,390
Taiwan	—	4,096	—	4,096

Total Common Stocks	—	14,278	—	14,278

Total Investments in Securities	$—	$14,278	$—	$14,278

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.8%
		Common Stocks — 89.8%
		Brazil — 9.4%
2		Centrais Eletricas Brasileiras S.A. (m)	34
1		Cia de Saneamento Basico do Estado de Sao Paulo, ADR (m)	35
2		Empresa Brasileira de Aeronautica S.A., ADR (m)	37
3		Itau Unibanco Banco Multiplo S.A., ADR	49
4		Petroleo Brasileiro S.A., ADR (m)	163
2		Tele Norte Leste Participacoes S.A., ADR	33
6		Vale S.A., ADR (m)	118

			469

		China — 13.9%
198		Bank of China Ltd., Class H (m)	98
40		China BlueChemical Ltd., Class H (m)	22
153		China Construction Bank Corp., Class H	123
7		China Life Insurance Co., Ltd., Class H (m)	31
86		China Petroleum & Chemical Corp., Class H (m)	77
1		Giant Interactive Group, Inc., ADR (m)	12
73		Industrial & Commercial Bank of China, Class H (m)	52
1		Netease.com, ADR (a) (m)	30
72		PetroChina Co., Ltd., Class H (m)	85
1		Ping An Insurance Group Co. of China Ltd., Class H (m)	4
73		Shandong Chenming Paper Holdings Ltd., Class H (m)	56
11		Weichai Power Co., Ltd., Class H (m)	50
58		Zhejiang Expressway Co., Ltd., Class H (m)	56

			696

		Hong Kong — 1.7%
8		China Mobile Ltd. (m)	84

		Hungary — 0.8%
11		Magyar Telekom Telecommunications plc (m)	40

		India — 0.3%
–	(h)	Reliance Industries Ltd., GDR (a) (e) (m)	16

		Indonesia — 3.6%
155		Bank Central Asia Tbk PT (m)	59
174		Bank Mandiri Persero Tbk PT (m)	73
70		Bank Negara Indonesia Persero Tbk PT (m)	13
36		Bank Rakyat Indonesia (m)	27
39		Timah Tbk PT (m)	8

			180

		Israel — 1.7%
2		Check Point Software Technologies (a) (m)	47
1		Teva Pharmaceutical Industries Ltd., ADR (m)	37

			84

		Malaysia — 0.5%
11		Sime Darby Bhd (m)	26

		Mexico — 2.0%
1		America Movil S.A.B. de C.V., Series L, , ADR (m)	36
1		Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	64

			100

		Philippines — 1.1%
1		Philippine Long Distance Telephone Co., ADR (m)	53

		Poland — 1.3%
2		KGHM Polska Miedz S.A. (m)	67

		Russia — 8.2%
2		Evraz Group S.A., GDR (m)	47
3		Gazprom OAO, ADR (m)	66
3		Gazpromneft OAO, ADR (m)	49
7		Magnitogorsk Iron & Steel Works, GDR (m)	58
18		Sberbank of Russian Federation (m)	24
8		Severstal, Reg. S, GDR (m)	57
7		Surgutneftegaz, ADR (m)	58
2		Tatneft, GDR (m)	53

			412

		South Africa — 7.3%
4		ABSA Group Ltd. (m)	56
9		African Bank Investments Ltd. (m)	35
3		Imperial Holdings Ltd. (m)	27
1		MTN Group Ltd. (m)	9
6		Remgro Ltd. (m)	60
13		Sanlam Ltd. (m)	33
7		Shoprite Holdings Ltd. (m)	51
3		Standard Bank Group Ltd. (m)	38
3		Tiger Brands Ltd. (m)	53

			362

		South Korea — 14.5%
1		Dongbu Insurance Co., Ltd. (m)	27
–	(h)	Hanwha Corp. (m)	—	(h)
–	(h)	Hyundai Heavy Industries (m)	43
4		Kangwon Land, Inc. (m)	55
–	(h)	Korea Zinc Co., Ltd. (m)	46
1		LG Corp. (m)	54
2		LG Dacom Corp. (m)	34
–	(h)	LG Electronics, Inc. (m)	37
7		LG Telecom Ltd. (m)	50
4		LIG Insurance Co., Ltd. (m)	53
–	(h)	Samsung Electronics Co., Ltd. (m)	196
–	(h)	Samsung Engineering Co., Ltd. (m)	32
1		SK Holdings Co., Ltd. (m)	50
4		Youngone Corp. (a) (m)	30
1		Youngone Holdings Co., Ltd. (m)	17

			724

		Taiwan — 13.3%
73		AcBel Polytech, Inc. (a) (m)	48
5		AU Optronics Corp., ADR (a)	61
6		Compal Electronics, Inc., GDR (m)	29
34		Compal Electronics, Inc. (m)	33
74		First Financial Holding Co., Ltd. (m)	45
1		Gemtek Technology Corp. (m)	2
48		Lite-On Technology Corp. (m)	55
5		MediaTek, Inc. (m)	72
32		Quanta Computer, Inc. (m)	61
3		Siliconware Precision Industries Co., ADR (m)	20
12		Sincere Navigation (m)	14
10		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	108
38		Tsann Kuen Enterprise Co., Ltd. (m)	41
8		U-Ming Marine Transport Corp. (m)	15
83		Vanguard International Semiconductor Corp. (m)	40
25		Yuanta Financial Holding Co., Ltd. (a) (m)	18

			662

		Thailand — 4.3%
19		Bangkok Bank PCL, NVDR (m)	63
103		CP ALL PCL, NVDR (m)	51
14		PTT Exploration & Production PCL, NVDR (m)	56
4		Siam Cement PCL, NVDR (m)	21
11		Siam Commercial Bank PCL, NVDR (m)	25

			216

		Turkey — 5.5%
49		Dogan Sirketler Grubu Holdings (a) (m)	37
5		Gubre Fabrikalari TAS (a) (m)	27
2		Tupras Turkiye Petrol Rafine (m)	26
33		Turk Hava Yollari (m)	52
15		Turk Telekomunikasyon AS (m)	45
16		Turkiye Halk Bankasi AS (m)	86

			273

		United Kingdom — 0.4%
3		Investec plc (m)	20

		Total Common Stocks (Cost $3,946)	4,484

		Participation Notes — 4.6%
		India — 4.6%
3		ACC Ltd., expiring 05/29/12 (a) (m)	55
5		Bank of Baroda, expiring 05/04/12 (a) (m)	43
6		Bank of India, Zero Coupon, expiring 04/02/12 (a) (m)	43
3		Oil & Natural Gas Corp., Ltd., expiring 01/17/17 (a) (m)	64
5		Sesa GOA Ltd., expiring 03/15/17 (a) (m)	23

			228

		Taiwan — 0.0%
1		Quanta Computer, Inc., expiring 01/24/17 (a) (e) (m)	2

		Total Participation Notes (Cost $159)	230
		Preferred Stocks — 5.4%
		Brazil — 5.4%
6		Brasil Telecom SA (m)	45
1		Cia de Bebidas das Americas, ADR (m)	67
2		Eletropaulo Metropolitana Eletricidade
		de Sao Paulo S.A. (m)	36
2		Metalurgica Gerdau S.A. (m)	26
2		Telecomunicacoes de Sao Paulo S.A., ADR (m)	38
2		Vivo Participacoes SA, ADR (a) (m)	57

		Total Preferred Stocks (Cost $236)	269

		Total Investments — 99.8% (Cost $4,341)	4,983
		Other Assets in Excess of Liabilities — 0.2%	11

		NET ASSETS — 100.0%	$4,994

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	18.4%
Oil, Gas & Consumable Fuels	14.3
Metals & Mining	9.0
Semiconductors & Semiconductor Equipment	8.7
Wireless Telecommunication Services	5.8
Diversified Telecommunication Services	4.7
Computers & Peripherals	3.6
Industrial Conglomerates	3.3
Insurance	3.0
Transportation Infrastructure	2.4
Food & Staples Retailing	2.0
Diversified Financial Services	1.9
Machinery	1.9
Household Durables	1.6
Construction Materials	1.5
Electric Utilities	1.4
Beverages	1.3
Electronic Equipment, Instruments &Components	1.2
Software	1.2
Paper & Forest Products	1.1
Hotels, Restaurants & Leisure	1.1
Food Products	1.1
Airlines	1.0
Chemicals	1.0
Electrical Equipment	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	5.5

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt

(a)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,531,000 and 70.9% respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$994
Aggregate gross unrealized depreciation	(352)

Net unrealized appreciation/depreciation	$642

Federal income tax cost of investments	$4,341

Emerging Economies Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Participation Notes
India	$205	$23	$—	$228
Taiwan	—	2	—	2

Total Participation Notes	205	25	—	230

Common Stocks
Brazil	469	—	—	469
China	42	654	—	696
Hong Kong	—	84	—	84
Hungary	—	40	—	40
India	—	16	—	16
Indonesia	—	180	—	180
Israel	84	—	—	84
Malaysia	—	26	—	26
Mexico	100	—	—	100
Philippines	53	—	—	53
Poland	—	67	—	67
Russia	—	412	—	412
South Africa	—	362	—	362
South Korea	—	724	—	724
Taiwan	—	662	—	662
Thailand	—	216	—	216
Turkey	—	273	—	273
United Kingdom	—	20	—	20

Total Common Stocks	748	3,736	—	4,484

Preferred Stocks
Brazil	269	—	—	269

Total Preferred Stocks	269	—	—	269

Total Investments in Securities	$1,222	$3,761	$—	$4,983

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.2%
	Common Stocks — 85.5%
	Argentina — 0.8%
156	Tenaris S.A., ADR (m)	4,740

	Brazil — 6.2%
961	Companhia Brasileira de Meios de Pagamento (a) (m)	9,169
1,656	Vale S.A., ADR (m)	28,486

		37,655

	Chile — 1.0%
127	Banco Santander Chile S.A., ADR (m)	6,222

	China — 9.4%
1,452	Anhui Conch Cement Co., Ltd., Class H (m)	10,483
8,621	China Merchants Bank Co., Ltd., Class H (m)	20,211
2,918	China National Building Material Co., Ltd., Class H (m)	6,334
1,614	Ping An Insurance Group Co. of China Ltd., Class H (m)	14,247
1,684	Tsingtao Brewery Co., Ltd., Class H (m)	5,838

		57,113

	Egypt — 1.7%
103	Orascom Construction Industries (m)	3,941
987	Orascom Telecom Holding SAE (a) (m)	6,452

		10,393

	Hong Kong — 10.1%
2,847	China Mobile Ltd. (m)	29,875
2,364	China Resources Enterprise (m)	5,898
1,280	Esprit Holdings Ltd. (m)	9,217
12,994	GOME Electrical Appliances Holdings Ltd. (m)	3,744
3,416	Li & Fung Ltd. (m)	10,065
1,075	Yue Yuen Industrial Holdings Ltd. (m)	2,921

		61,720

	Hungary — 0.4%
12	Richter Gedeon Nyrt. (m)	2,307

	India — 11.0%
312	ACC Ltd. (m)	5,738
914	Ambuja Cements Ltd. (m)	2,071
1,845	Bharti Airtel Ltd. (m)	15,867
396	Housing Development Finance Corp., Ltd. (m)	21,002
219	Infosys Technologies Ltd., ADR (m)	9,437
199	Infosys Technologies Ltd. (m)	8,577
230	Reliance Capital Ltd. (m)	4,252

		66,944

	Indonesia — 2.5%
7,763	Bank Rakyat Indonesia (m)	5,704
167	Telekomunikasi Indonesia Tbk PT, ADR (m)	5,905
3,029	Unilever Indonesia Tbk PT (m)	3,532

		15,141

	Israel — 1.7%
189	Teva Pharmaceutical Industries Ltd., ADR (m)	10,086

	Malaysia — 0.8%
370	British American Tobacco Malaysia Bhd (m)	4,876

	Mexico — 9.2%
464	America Movil S.A.B. de C.V., Series L, ADR (m)	19,948
318	Cemex S.A.B. de C.V., ADR (a) (m)	2,990
309	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	11,932
4,427	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	10,970
3,032	Wal-Mart de Mexico S.A.B. de C.V., Series V	10,332

		56,172

	Russia — 2.1%
7,024	Sberbank of Russian Federation (m)	9,617
243	Vimpel-Communications, ADR (a) (m)	3,286

		12,903

	South Africa — 10.9%
1,672	African Bank Investments Ltd. (m)	6,428
3,429	FirstRand Ltd. (m)	6,698
511	Impala Platinum Holdings Ltd. (m)	12,370
623	Massmart Holdings Ltd. (m)	6,078
1,170	MTN Group Ltd. (m)	19,251
429	Sasol Ltd. (m)	15,341

		66,166

	South Korea — 9.4%
76	Hyundai Mobis (m)	7,969
106	Hyundai Motor Co. (m)	7,592
147	KT&G Corp. (m)	8,535
22	POSCO (m)	9,067
24	Samsung Electronics Co., Ltd. (m)	14,344
22	Shinsegae Co., Ltd. (m)	9,441

		56,948

	Taiwan — 5.1%
3,640	HON HAI Precision Industry Co., Ltd. (m)	12,569
576	President Chain Store Corp. (a) (m)	1,505
3,197	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	5,694
1,062	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	11,115

		30,883

	Turkey — 3.2%
703	Akbank TAS (m)	3,976
552	Anadolu Efes Biracilik Ve Malt Sanayii AS (m)	5,930
2,667	Turkiye Garanti Bankasi A/S (a) (m)	9,481

		19,387

	Total Common Stocks (Cost $399,353)	519,656

	Preferred Stocks — 10.7%
	Brazil — 10.7%
123	Cia de Bebidas das Americas, ADR(m)	8,676
820	Itau Unibanco Banco Multiplo S.A. (m)	14,655
1,243	Petroleo Brasileiro S.A., ADR (m)	41,887

	Total Preferred Stocks (Cost $35,581)	65,218

	Total Long-Term Investments (Cost $434,934)	584,874

	Short-Term Investment — 3.2%
	Investment Company — 3.2%
19,596	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $19,596)	19,596

	Total Investments — 99.4% (Cost $454,530)	604,470
	Other Assets in Excess of Liabilities — 0.6%	3,393

	NET ASSETS — 100.0%	$607,863

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Wireless Telecommunication Services	15.1%
Commercial Banks	13.4
Oil, Gas & Consumable Fuels	9.5
Metals & Mining	8.3
Beverages	5.4
Semiconductors & Semiconductor Equipment	5.2
Construction Materials	4.6
Food & Staples Retailing	4.5
IT Services	4.5
Thrifts & Mortgage Finance	3.5
Diversified Financial Services	2.9
Distributors	2.6
Insurance	2.4
Tobacco	2.2
Specialty Retail	2.1
Electronic Equipment, Instruments & Components	2.1
Pharmaceuticals	2.1
Diversified Telecommunication Services	1.5
Auto Components	1.3
Automobiles	1.3
Others (each less than 1.0%)	2.3
Short-Term Investment	3.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR — American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for international investments are approximately $375,038,000 and 62.0%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,640
Aggregate gross unrealized depreciation	(11,700)

Net unrealized appreciation/depreciation	$149,940

Federal income tax cost of investments	$454,530

Emerging Markets Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Argentina	$4,739	$—	$—	$4,739
Brazil	9,170	—	—	9,170
Chile	6,222	—	—	6,222
China	—	57,113	—	57,113
Egypt	—	10,393	—	10,393
Hong Kong	—	61,720	—	61,720
Hungary	—	2,307	—	2,307
India	9,437	57,507	—	66,944
Indonesia	—	15,141	—	15,141
Israel	10,086	—	—	10,086
Malaysia	—	4,876	—	4,876
Mexico	56,172	—	—	56,172
Russia	—	12,903	—	12,903
South Africa	—	66,166	—	66,166
South Korea	—	56,948	—	56,948
Taiwan	—	30,883	—	30,883
Turkey	—	19,387	—	19,387

Total Common Stocks	95,826	395,344	—	491,170

Preferred Stocks Brazil	93,704	—	—	93,704

Total Preferred Stocks	93,704	—	—	93,704

Short-Term Investments Investment Companies	19,596	—	—	19,596

Total Investments in Securities	$209,126	$395,344	$—	$604,470

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 102.0%
		Common Stocks — 102.0%
		Australia — 2.9%
2		InterOil Corp. (a) (m)	46
2		Santos Ltd. (m)	20

			66

		Austria — 2.1%
1		Intercell AG (a)	30
–	(h)	Schoeller-Bleckmann Oilfield Equipment AG (m)	16

			46

		Belgium — 0.9%
1		Anheuser-Busch InBev N.V. (m)	20

		Brazil — 1.0%
1		Itau Unibanco Banco Multiplo S.A., ADR (m)	22

		China — 3.2%
37		Bank of China Ltd., Class H (m)	18
30		China Construction Bank Corp., Class H	24
7		China Shenhua Energy Co., Ltd., Class H (m)	29

			71

		Denmark — 2.1%
–	(h)	Carlsberg A/S, Class B (m)	33
–	(h)	D/S Norden (m)	13

			46

		France — 8.6%
–	(h)	Atos Origin S.A. (a) (m)	21
1		Carrefour S.A. (m)	47
–	(h)	Cie de Saint-Gobain	5
–	(h)	Compagnie Generale des Etablissements Michelin, Class B (m)	19
1		Renault S.A. (a) (m)	28
5		Rhodia S.A. (a) (m)	51
–	(h)	Sodexo (m)	23

			194

		Germany — 4.4%
–	(h)	Bayer AG (m)	26
–	(h)	Hamburger Hafen und Logistik AG	18
2		Lanxess AG (m)	55

			99

		Greece — 1.6%
4		Corinth Pipeworks S.A. (a) (m)	12
3		Sidenor Steel Products Manufacturing Co. S.A. (a) (m)	23

			35

		Hong Kong — 1.9%
30		Huabao International Holdings Ltd. (m)	31
2		Melco Crown Entertainment Ltd., ADR (a) (m)	12

			43

		India — 0.9%
1		Reliance Capital Ltd., ADR (a) (m)	21

		Indonesia — 0.8%
21		Telekomunikasi Indonesia Tbk PT (m)	19

		Italy — 1.2%
6		Snam Rete Gas S.p.A. (m)	27

		Japan — 12.5%
1		Aisin Seiki Co., Ltd. (m)	20
–	(h)	Japan Tobacco, Inc. (m)	43
2		Kirin Holdings Co., Ltd. (m)	30
3		Kubota Corp. (m)	27
3		Mitsui & Co., Ltd. (m)	37
–	(h)	Nidec Corp. (m)	22
8		Nippon Sheet Glass Co., Ltd.	24
4		Nomura Holdings, Inc. (m)	35
1		Sumitomo Mitsui Financial Group, Inc. (m)	26
1		Suzuken Co., Ltd.	18

			282

		Luxembourg — 1.1%
1		ArcelorMittal (m)	25

		Netherlands — 4.1%
2		ING Groep N.V. CVA (m)	32
2		Koninklijke KPN N.V.	24
1		Unilever N.V. CVA (m)	32
3		Vimetco N.V., GDR (a) (m)	4

			92

		Norway — 0.8%
14		Sevan Marine ASA (a) (m)	18

		South Africa — 1.0%
6		African Bank Investments Ltd. (m)	23

		Spain — 2.7%
3		Banco Santander S.A.	48
2		Sol Melia S.A. (m)	13

			61

		Switzerland — 5.6%
–	(h)	ACE Ltd. (m)	18
–	(h)	Roche Holding AG (m)	57
–	(h)	Zurich Financial Services AG (m)	50

			125

		Taiwan — 2.0%
7		HON HAI Precision Industry Co., Ltd. (m)	22
19		Lite-On Technology Corp. (m)	22

			44

		United Arab Emirates — 0.4%
5		Lamprell plc (m)	8

		United Kingdom — 14.2%
7		3i Group plc (m)	33
6		Cookson Group plc (a) (m)	29
1		Friends Provident Group plc (m)	2
7		GKN plc (m)	12
2		Imperial Tobacco Group plc (m)	55
4		Intercontinental Hotels Group plc (m)	42
8		International Power plc (m)	35
4		Man Group plc (m)	17
2		Peter Hambro Mining plc (m)	23
9		TUI Travel plc (m)	34
19		Vodafone Group plc (m)	38

			320

		United States — 26.0%
1		Abbott Laboratories (m)	28
2		Bank of America Corp. (m)	25
–	(h)	Celgene Corp. (a) (m)	23
2		Cisco Systems, Inc. (a) (m)	43
2		Corning, Inc. (m)	27
1		CSX Corp. (m)	28
1		Dow Chemical Co. (The) (m)	31
–	(h)	Ecolab, Inc. (m)	14
–	(h)	Gilead Sciences, Inc. (a) (m)	23
–	(h)	Goldman Sachs Group, Inc. (The) (m)	29
–	(h)	Google, Inc., Class A (a) (m)	19
1		Hewlett-Packard Co. (m)	48
1		Johnson Controls, Inc. (m)	25
1		Juniper Networks, Inc. (a) (m)	21
2		Microsoft Corp. (m)	37
1		Morgan Stanley (m)	17
–	(h)	Nike, Inc., Class B (m)	18
–	(h)	PACCAR, Inc. (m)	10
1		Staples, Inc. (m)	27
1		SUPERVALU, Inc. (m)	13
1		SYSCO Corp. (m)	18
1		Time Warner, Inc. (m)	14
2		Virgin Media, Inc. (m)	16
1		Walt Disney Co. (The) (m)	31

			585

		Total Investments — 102.0% (Cost $2,062)	2,292
		Liabilities in Excess of Other Assets — (2.0)%	(44)

		NET ASSETS — 100.0%	$2,248

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Chemicals	8.0%
Commercial Banks	6.0
Capital Markets	5.7
Hotels, Restaurants & Leisure	5.4
Pharmaceuticals	4.8
Diversified Financial Services	4.3
Tobacco	4.3
Oil, Gas & Consumable Fuels	4.1
Metals & Mining	3.8
Beverages	3.6
Food & Staples Retailing	3.4
Auto Components	3.3
Biotechnology	3.3
Electronic Equipment, Instruments & Components	3.1
Computers & Peripherals	3.1
Insurance	3.0
Communications Equipment	2.8
Media	2.7
Diversified Telecommunication Services	1.9
Energy Equipment & Services	1.9
Wireless Telecommunication Services	1.7
Trading Companies & Distributors	1.6
Machinery	1.6
Software	1.6
Independent Power Producers & Energy Traders	1.5
Food Products	1.4
Industrial Conglomerates	1.3
Building Products	1.3
Road & Rail	1.2
Automobiles	1.2
Gas Utilities	1.2
Specialty Retail	1.2
Others (each less than 1.0%)	4.7

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

55,605	AUD	09/15/09	$45	$46	$1

111,365	CAD	09/15/09	102	104	2

33,068	EUR	09/15/09	46	47	1

60,227	GBP	09/15/09	98	100	2

211,113	HKD	09/15/09	27	27	–	(h)

2,970,008	JPY	09/15/09	30	31	1

93,642	NOK	09/15/09	15	15	–	(h)

242,678	SEK	09/15/09	32	34	2

34,966	SGD	09/15/09	24	24	–	(h)

			$419	$428	$9

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

22,752	CHF	09/15/09	$21	$21	$– (h)

82,274	DKK	09/15/09	16	16	– (h)

210,171	EUR	09/15/09	296	299	(3)

110,173	GBP	09/15/09	181	184	(3)

332,611	HKD	09/15/09	43	43	– (h)

6,974,311	JPY	09/15/09	73	74	(1)

133,774	NOK	09/15/09	21	22	(1)

138,955	ZAR	09/15/09	17	18	(1)

			$668	$677	$(9)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Despository Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

(a)	Non-income producing security.

(h)	Amount rounds to less than one thousand (shares or dollars).

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,590,000 and 69.4%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$391
Aggregate gross unrealized depreciation	(161)

Net unrealized appreciation/depreciation	$230

Federal income tax cost of investments	$2,062

Global Focus Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$46	$20	$—	$66
Austria	—	46	—	46
Belgium	—	20	—	20
Brazil	22	—	—	22
China	—	71	—	71
Denmark	—	46	—	46
France	—	194	—	194
Germany	—	99	—	99
Greece	—	35	—	35
Hong Kong	12	31	—	43
India	—	21	—	21
Indonesia	—	19	—	19
Italy	—	27	—	27
Japan	—	282	—	282
Luxembourg	—	25	—	25
Netherlands	—	92	—	92
Norway	—	18	—	18
South Africa	—	23	—	23
Spain	—	61	—	61
Switzerland	18	107	—	125
Taiwan	—	44	—	44
United Arab Emirates	—	8	—	8
United Kingdom	—	320	—	320
United States	585	—	—	585

Total Common Stocks	683	1,609	—	2,292

Total Investments in Securities	$683	$1,609	$—	$2,292

Appreciation in Other Financial Instruments*
Foreign Currency Exchange	$—	$9	$—	$9

Depreciation in Other Financial Instruments*
Foreign Currency Exchange	$—	$(9)	$—	$(9)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)			SECURITY DESCRIPTION	VALUE ($)

			Long-Term Investments — 95.2%
			Asset-Backed Security — 0.3%
			United States — 0.3%
	67		Morgan Stanley ABS Capital I, Series2006-WMC1, Class A2B, VAR, 0.485%, 12/25/35 (Cost $66)	58

			Collateralized Mortgage Obligations — 2.0%
			Non-Agency CMO — 2.0%
			United States — 2.0%
	188		Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, VAR, 0.529%, 03/19/36	92
			WaMu Mortgage Pass-Through Certificates,
	167		Series 2005-AR15, Class A1A1, VAR, 0.545%, 11/25/45	91
	158		Series 2005-AR17, Class A1A1, VAR, 0.555%, 12/25/45	92
	159		Series 2005-AR2, Class 2A21, VAR, 0.615%, 01/25/45	85

			Total Collateralized Mortgage Obligations (Cost $525)	360

SHARES

			Common Stocks — 28.9%
			Australia — 1.2%
	7		Australia & New Zealand Banking
			Group Ltd. (m)	105
	1		Macquarie Group Ltd. (m)	55
	26		Tatts Group Ltd. (m)	53

				213

			Austria — 0.5%
	2		Oesterreichische Post AG (m)	46
	1		OMV AG (m)	53

				99

			Brazil — 0.5%
	6		Cia Energetica de Minas Gerais, ADR (m)	83

			China — 1.4%
	128		Bank of China Ltd., Class H (m)	64
	111		China Construction Bank Corp., Class H	89
	23		China Shenhua Energy Co., Ltd., Class H (m)	91

				244

			Finland — 0.9%
	5		Nokia OYJ (m)	73
	4		Sampo OYJ, Class A (m)	86

				159

			France — 2.0%
	—	(h)	Cie de Saint-Gobain	17
	2		GDF Suez (m)	91
	3		Total S.A. (m)	143
	4		Vivendi (m)	112

				363

			Germany — 1.5%
	3		E.ON AG (m)	118
	1		Muenchener Rueckversicherungs AG (m)	146

				264

			Hong Kong — 0.3%
	45		CNOOC Ltd. (m)	60

			Ireland — 0.4%
	3		CRH plc (m)	70

			Italy — 0.6%
	4		ENI S.p.A. (m)	102

			Japan — 0.9%
	2		Canon, Inc. (m)	85
	—	(h)	Nintendo Co., Ltd. (m)	81

				166

			Mexico — 0.2%
	1		Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	31

			Netherlands — 2.6%
	2		Akzo Nobel N.V. (m)	97
	8		Koninklijke KPN N.V.	119
	4		Royal Dutch Shell plc, Class A (m)	116
	5		Unilever N.V. CVA (m)	141

				473

			South Africa — 0.2%
	9		African Bank Investments Ltd. (m)	35

			Spain — 1.0%
	9		Banco Santander S.A.	126
	2		Telefonica S.A. (m)	54

				180

			Sweden — 1.1%
	9		Atlas Copco AB, Class A (m)	107
	2		Hennes & Mauritz AB, Class B (m)	92

				199

			Switzerland — 1.5%
	—	(h)	Helvetia Holding AG (m)	43
	1		Roche Holding AG (m)	87
	1		Zurich Financial Services AG (m)	143

				273

			Taiwan — 0.9%
	5		Chunghwa Telecom Co., Ltd., ADR (m)	92
	7		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	73

				165

			United Kingdom — 2.6%
	4		British American Tobacco plc (m)	133
	5		GlaxoSmithKline plc (m)	95
	11		Man Group plc (m)	49
	6		National Grid plc (m)	53
	73		Vodafone Group plc (m)	151

				481

			United States — 8.6%
	2		Abbott Laboratories (m)	74
	9		Altria Group, Inc. (m)	161
	2		AT&T, Inc. (m)	46
	4		Bristol-Myers Squibb Co. (m)	91
	2		Broder Brothers Co. (a) (f)	1
	1		Caterpillar, Inc. (m)	55
	2		Chevron Corp. (m)	106
	3		Coca-Cola Co. (The) (m)	130
	1		Consolidated Edison, Inc. (m)	24
	2		McDonald’s Corp. (m)	107
	4		Merck & Co., Inc. (m)	127
	4		Microsoft Corp. (m)	86
	1		Occidental Petroleum Corp. (m)	82
	1		Paychex, Inc. (m)	38
	11		Pfizer, Inc. (m)	184
	1		PG&E Corp. (m)	50
	3		Time Warner, Inc. (m)	80
	2		Verizon Communications, Inc. (m)	73
	2		Xcel Energy, Inc. (m)	49

				1,564

			Total Common Stocks (Cost $5,317)	5,224

PRINCIPAL AMOUNT

			Convertible Bonds — 5.5%
			Australia — 0.3%
	60		Alumina Finance Ltd., 2.000%, 05/16/13	55

			France — 0.9%
EUR	50		Artemis Conseil, 2.000%, 07/31/11	97
EUR	33		Club Mediterranee, 4.375%, 11/01/10	22
EUR	100		Rhodia S.A., 0.500%, 01/01/14	50

				169

			India — 0.6%
	100		Reliance Communications Ltd., Zero Coupon, 03/01/12	102

			Singapore — 0.3%
SGD	100		Guocoland Ltd., Zero Coupon, 05/07/12	59

			United Kingdom — 1.3%
GBP	50		3i Group plc, 3.625%, 05/29/11	78
EUR	50		International Power Finance Jersey III Ltd., 4.750%, 06/05/15	61
	100		Shire plc, 2.750%, 05/09/14	90

				229

			United States — 2.1%
	80		Alcatel-Lucent USA, Inc., SUB, 2.875%, 06/15/25	62
	80		Boston Properties LP, 2.875%, 02/15/37	74
	80		Chesapeake Energy Corp., 2.250%, 12/15/38	51
	60		Liberty Media LLC, 3.125%, 03/30/23	52
	40		ProLogis, 1.875%, 11/15/37	31
	40		SanDisk Corp., 1.000%, 05/15/13	28
	90		Vornado Realty Trust, 2.850%, 04/01/27	80

				378

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE

			Total Convertible Bonds (Cost $940)	992

			Corporate Bonds — 36.8%
			Australia — 0.5%
	109		Hanson Australia Funding Ltd., 5.250%, 03/15/13	90

			Canada — 1.1%
	30		Gibson Energy ULC/GEP Midstream Finance Corp., 11.750%, 05/27/14 (e)	30
	50		Quebecor World Capital Corp., 6.125%, 11/15/13 (d)	4
	50		Quebecor World, Inc., 9.750%, 01/15/15 (d) (e)	5
	50		Rogers Communications, Inc., 6.800%, 08/15/18	57
	100		Videotron Ltee, 6.875%, 01/15/14	98

				194

			Cayman Islands — 0.9%
	100		Seagate Technology HDD Holdings, 6.800%, 10/01/16	94
	10		Seagate Technology International, 10.000%, 05/01/14 (e)	11
	50		Transocean, Inc., 6.000%, 03/15/18	54

				159

			Liberia — 0.1%
	20		Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	21

			Luxembourg — 0.3%
EUR	50		Espirito Santo Financial Group S.A., SUB, 3.550%, 11/15/25	58
	100		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 6.875%, 12/15/11 (d)	–	(h)

				58

			Netherlands — 0.8%
	100		KazMunaiGaz Finance Sub BV, 11.750%, 01/23/15 (e)	104
	50		NXP BV/NXP Funding LLC, 7.875%, 10/15/14	35

				139

			United Kingdom — 0.6%
	13		Hanson Ltd., 6.125%, 08/15/16	10
	100		Virgin Media Finance plc, 9.125%, 08/15/16	101

				111

			United States — 32.5%
	100		ACE Cash Express, Inc., 10.250%, 10/01/14 (e)	46
	25		American Tire Distributors, Inc., VAR, 6.847%, 04/01/12	19
	20		American Tower Corp., 7.250%, 05/15/19 (e)	20
	8		Asbury Automotive Group, Inc., 8.000%, 03/15/14	7
	16		Associated Materials, Inc., 9.750%, 04/15/12	14
	100		Avaya, Inc., 9.750%, 11/01/15 (e)	77
	100		Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	34
	10		Belden, Inc., 9.250%, 06/15/19 (e)	10
	50		Block Communications, Inc., 8.250%, 12/15/15 (e)	45
	22		Broder Brothers Co., PIK, 12.000%, 10/15/13 (e) (f)	10
	75		Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14	64
	10		BWAY Corp., 10.000%, 04/15/14 (e)	10
	50		Calfrac Holdings LP, 7.750%, 02/15/15 (e)	45
	25		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	25
	15		CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	15
	100		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (d)	100
	54		Central Garden and Pet Co., 9.125%, 02/01/13	54
	100		Chiquita Brands International, Inc., 8.875%, 12/01/15	94
	50		Cinemark USA, Inc., 8.625%, 06/15/19 (e)	52
			CIT Group, Inc.,
	10		5.600%, 04/27/11	6
	43		5.800%, 07/28/11	24
	20		Collective Brands, Inc., 8.250%, 08/01/13	19
	125		Constar International, Inc., VAR, 4.258%, 02/15/12 (d)	98
			Continental Airlines, Inc.,
	34		7.487%, 10/02/10	32
	80		9.558%, 09/01/19 (i)	49
	34		9.798%, 04/01/21	22
	20		Copano Energy LLC/Copano Energy Finance Corp., 7.750%, 06/01/18	19
	15		Cricket Communications, Inc., 7.750%, 05/15/16 (e)	15
	10		Crown Castle International Corp., 9.000%, 01/15/15	11
	75		Delta Air Lines, Inc., 7.111%, 09/18/11	72
	50		Deluxe Corp., 5.125%, 10/01/14	41
	50		DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15	48
	85		Dole Food Co., Inc., 13.875%, 03/15/14 (e)	95
	25		Dollar General Corp., PIK, 11.875%, 07/15/17	28
	10		Eastman Kodak Co., 7.250%, 11/15/13	7
			El Paso Corp.,
	50		8.250%, 02/15/16	51
	50		12.000%, 12/12/13	56
	50		Encore Acquisition Co., 7.250%, 12/01/17	45
	89		Eurofresh, Inc., 11.500%, 01/15/13 (d) (e)	6
	25		FireKeepers Development Authority, 13.875%, 05/01/15 (e)	25
	50		Fisher Communications, Inc., 8.625%, 09/15/14	46
	9		Ford Holdings LLC, 9.300%, 03/01/30	6
	50		Ford Motor Co., 9.980%, 02/15/47	36
			Ford Motor Credit Co. LLC,
	26		7.375%, 02/01/11	25
	27		8.625%, 11/01/10	27
	47		9.875%, 08/10/11	46
	100		VAR, 3.260%, 01/13/12	84
	55		Forest Oil Corp., 7.250%, 06/15/19	52
	10		Freedom Group, Inc., 10.250%, 08/01/15	10
	25		Frontier Oil Corp., 8.500%, 09/15/16	26
	100		General Cable Corp., VAR, 2.972%, 04/01/15	86
	25		General Nutrition Centers, Inc., VAR, 6.404%, 03/15/14	22
	25		GMAC, Inc., 7.000%, 02/01/12 (e)	23
	3		Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16	3
	125		Harland Clarke Holdings Corp., VAR, 5.633%, 05/15/15	79
	35		Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, 06/01/17 (e)	35
	50		HCA, Inc., 9.250%, 11/15/16	52
	100		Holly Energy Partners LP, 6.250%, 03/01/15	89
	30		HSN, Inc., 11.250%, 08/01/16	30
	40		HUB International Holdings, Inc., 9.000%, 12/15/14 (e)	35
	50		Intcomex, Inc., 11.750%, 01/15/11 (i)	20
	100		iPCS, Inc., VAR, 2.608%, 05/01/13	84
	25		Isle of Capri Casinos, Inc., 7.000%, 03/01/14	22
	100		JB Poindexter & Co., Inc., 8.750%, 03/15/14	78
	25		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14 (e)	25
	40		Kansas City Southern Railway, 8.000%, 06/01/15	39
	100		Knowledge Learning Corp., Inc., 7.750%, 02/01/15 (e)	96
			Lamar Media Corp.,
	50		6.625%, 08/15/15	43
	90		Level 3 Financing, Inc., 9.250%, 11/01/14	79
	125		Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	104
	50		Ltd. Brands, Inc., 8.500%, 06/15/19 (e)	50
	50		Mac-Gray Corp., 7.625%, 08/15/15	48
	5		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., SUB, 6.875%, 11/01/14	4
	40		Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (e)	20
	50		Meritage Homes Corp., 7.000%, 05/01/14	42
	30		MetLife, Inc., 10.750%, 08/01/39	32
	10		MGM Mirage, 11.125%, 11/15/17 (e)	11
	100		Mirant North America LLC, 7.375%, 12/31/13	99
			Motors Liquidation Co.,
	11		0.000%, 03/15/36 (d)	1
	10		6.750%, 05/01/28 (d)	1
	115		8.375%, 07/15/33 (d)	18
	50		NASDAQ OMX Group, Inc. (The), 2.500%, 08/15/13	42
	100		NB Capital Trust IV, 8.250%, 04/15/27	87
	25		Nextel Communications, Inc., 7.375%, 08/01/15	22
	25		Nisource Finance Corp., 10.750%, 03/15/16	29
	25		PAETEC Holding Corp., 8.875%, 06/30/17 (e)	24
	14		Pilgrim’s Pride Corp., 7.625%, 05/01/15 (d)	13
	100		Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	95
	100		PolyOne Corp., 8.875%, 05/01/12	95
	25		Polypore, Inc., 8.750%, 05/15/12	23
	100		Quality Distribution LLC/QD Capital Corp., 9.000%, 11/15/10 (i)	59
	85		Qwest Corp., 7.625%, 06/15/15	85
	46		RBS Global, Inc. / Rexnord LLC, 9.500%, 08/01/14 (e)	40
	15		Real Mex Restaurants, Inc., 14.000%, 01/01/13 (e)	14
	2		RH Donnelley Corp., 6.875%, 01/15/13 (d)	–	(h)
	66		RH Donnelley, Inc., 11.750%, 05/15/15 (d) (e)	34
	100		Rite Aid Corp., 7.500%, 03/01/17	86
	100		RRI Energy, Inc., 7.625%, 06/15/14	93
	54		RSC Equipment Rental, Inc., 9.500%, 12/01/14	46
	100		Sabine Pass LNG LP, 7.250%, 11/30/13	86
	30		Sanmina-SCI Corp., VAR, 3.379%, 06/15/14 (e)	26
			SBA Telecommunications, Inc.,
	10		8.000%, 08/15/16 (e)	10
	10		8.250%, 08/15/19 (e)	10
	25		Sealy Mattress Co., 10.875%, 04/15/16 (e)	27
	25		Seminole Hard Rock Entertainment, Inc., VAR, 3.129%, 03/15/14 (e)	19
	25		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	16
	75		Six Flags, Inc., 12.250%, 07/15/16 (d) (e)	59
			SLM Corp.,
	4		5.000%, 06/15/18	2
	11		5.400%, 10/25/11	9
	25		8.450%, 06/15/18	20
	10		VAR, 0.804%, 01/27/14	7
	25		VAR, 0.829%, 03/15/11	21
			Smithfield Foods, Inc.,
	75		7.750%, 05/15/13	64
	5		10.000%, 07/15/14 (e)	5
	50		Sotheby’s, 7.750%, 06/15/15	39
	100		Spansion, Inc., VAR, 3.793%, 06/01/13 (d) (e)	84
	60		Spectrum Brands, Inc., 7.375%, 02/01/15 (d)	43
	165		Sprint Nextel Corp., 6.000%, 12/01/16	143
	50		Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	40
	100		Sterling Chemicals, Inc., 10.250%, 04/01/15	92
	100		Swift Energy Co., 7.125%, 06/01/17	75
	50		Targa Resources Partners LP / Targa Resources Partners Finance Corp., 8.250%, 07/01/16	44
	50		TeamHealth, Inc., 11.250%, 12/01/13	51
	100		Tenet Healthcare Corp., 8.875%, 07/01/19 (e)	105
	12		Tenneco, Inc., 10.250%, 07/15/13	12
	10		Terremark Worldwide, Inc., 12.000%, 06/15/17 (e)	10
	25		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	20
	50		Time Warner Cable, Inc., 8.750%, 02/14/19	62
	50		Time Warner Telecom Holdings, Inc., 9.250%, 02/15/14	52
	50		Unisys Corp., 12.500%, 01/15/16	35
	15		United Rentals North America, Inc., 10.875%, 06/15/16 (e)	15
	50		Valassis Communications, Inc., 8.250%, 03/01/15	43
	50		Verizon Communications, Inc., 8.750%, 11/01/18	64
	25		Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 08/01/14	14
	50		Viasystems, Inc., 10.500%, 01/15/11	46
	25		W&T Offshore, Inc., 8.250%, 06/15/14 (e)	21
			Western Refining, Inc.
	20		11.250%, 06/15/17 (e)	18
	20		VAR, 10.750%, 06/15/14 (e)	18
	100		Westlake Chemical Corp., 6.625%, 01/15/16	92
	25		Windstream Corp., 8.625%, 08/01/16	25
	25		WMG Acquisition Corp., 9.500%, 06/15/16 (e)	27
	50		Wolverine Tube, Inc., PIK, 15.000%, 03/31/12 (f)	39
	50		Yonkers Racing Corp., 11.375%, 07/15/16	51

				5,886

			Total Corporate Bonds (Cost $7,443)	6,658

			Foreign Government Securities — 6.1%
			Argentina — 0.9%
			Republic of Argentina,
	471		VAR, 1.683%, 08/03/09	60
	188		8.280%, 12/31/33	111

				171

			Brazil — 0.7%
	100		Federal Republic of Brazil, 11.000%, 08/17/40	131

			Dominican Republic — 0.2%
	38		Government of Dominican Republic, 9.500%, 09/27/11	38

			Indonesia — 0.7%
	110		Republic of Indonesia, 10.375%, 05/04/14	131

			Mexico — 0.9%
			United Mexican States,
	25		7.500%, 04/08/33	28
	100		11.375%, 09/15/16	136

				164

			Panama — 0.4%
	60		Republic of Panama, 9.625%, 02/08/11	66

			Peru — 0.3%
	50		Republic of Peru, 9.875%, 02/06/15	62

			Russia — 0.2%
	22		Russian Federation,, 12.750%, 06/24/28	32

			Turkey — 0.2%
	30		Republic of Turkey, 8.000%, 02/14/34	32

			Uruguay — 0.3%
	50		Republic of Uruguay, 7.625%, 03/21/36	50

			Venezuela — 1.3%
			Republic of Venezuela
	29		5.750%, 02/26/16	17
	410		7.000%, 03/31/38	210

				227

			Total Foreign Government Securities (Cost $1,043)	1,104

			Loan Participations & Assignments — 9.7%
			United States — 9.7%
	248		Calpine Corp., 1st Priority Lien, 3.475%, 03/29/14	227
	7		Community Health Systems, Inc., Delayed Draw, 2.535%, 07/25/14	7
			Community Health Systems, Inc., Term Loan,
	10		2.535%, 07/25/14	9
	130		2.924%, 07/25/14	122
	149		CSC Holdings, Inc., Incremental Term Loan, 2.038%, 03/29/13	144
			Dollar General Corp., Tranche B-1 Term Loan,
	42		3.035%, 07/07/14	41
	10		3.035%, 07/07/14	10
	13		3.038%, 07/07/14	12
	11		3.052%, 07/07/14	11
	74		3.238%, 07/07/14	72
			First Data Corp., Initial Tranche B-3 Term Loan,
	50		3.035%, 09/24/14	42
	5		3.035%, 09/24/14	5
	43		3.035%, 09/24/14	36
			Ford Motor Co., Term Loan B,
	6		3.290%, 12/15/13	5
	118		3.510%, 12/15/13	100
			Georgia-Pacific LLC, Term Loan B,
	16		2.300%, 12/20/12	15
	12		2.339%, 12/20/12	11
	132		2.650%, 12/20/12	128
	88		Harrah’s Operating Co., Inc., Term B-2
			Loan, 3.504%, 01/28/15	71
	128		HCA, Inc., Term Loan B, 2.848%, 11/18/13	120
	4		Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 3.786%, 12/22/13	2
	2		Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 3.786%, 12/20/13	1
	5		Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 4.036%, 12/22/14	2
	5		Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 4.036%, 12/22/14	2
	5		Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 4.036%, 12/22/14	2
	27		Lyondell Chemical Co., New Money DIP Term Loan, 13.000%, 12/15/09	28
			Lyondell Chemical Co., Roll-Up DIP Term Loan,
	40		5.814%, 12/15/09	34
	–	(h)	5.940%, 12/15/09	–	(h)
	13		Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 3.786%, 12/20/13	6
	23		Lyondell Chemical Co., U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	10
	23		Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	10
	23		Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	10
	7		Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 3.786%, 12/20/14	3
			MetroPCS Wireless, Inc., Term Loan B,
	53		2.563%, 11/03/13	51
	96		3.313%, 11/03/13	91
	79		NRG Energy, Inc. (Opco), Credit- Linked Deposit LC, 0.498%, 02/01/13	75
			NRG Energy, Inc. (Opco), Term Loan B,
	42		1.785%, 02/01/13	40
	105		2.098%, 02/01/13	100
	100		Smurfit Stone Container, Term Loan, 0.000%, 11/01/11	94

				1,749

			Total Loan Participations & Assignments (Cost $1,576)	1,749

SHARES

			Preferred Stocks — 5.6%
			Brazil — 0.4%
	4		Vale S.A., ADR (m)	67

			France — 0.4%
	3		Maurel & Prom, ADR (a)	64

			United States — 4.8%
	3		AMB Property Corp., 6.500%, 09/01/09 (m) (x)	54
	4		Digital Realty Trust, Inc., 8.500%, 02/09/10 (a) (m) (x)	96
	5		HCP, Inc., 7.100%, 09/02/09 (a) (m) (x)	89
	5		Kilroy Realty Corp., 7.500%, 12/08/09 (m) (x)	93
	3		PS Business Parks, Inc., 7.950%, 09/01/09 (m) (x)	77
	2		Public Storage, 6.625%, 01/09/12 (m) (x)	47
	2		Public Storage, 7.250%, 05/03/11 (m) (x)	57
	5		Regency Centers Corp., 6.700%, 08/02/10 (m) (x)	91
	4		Taubman Centers, Inc., 8.000%, 11/23/09 (m) (x)	96
	5		Vornado Realty Trust, 6.625%, 12/22/09 (m) (x)	93
	5		Weingarten Realty Investors, 6.500%, 01/30/12 (m) (x)	92

				885

			Total Preferred Stocks (Cost $974)	1,016

PRINCIPAL AMOUNT ($)

			U.S. Treasury Obligation — 0.3%
	45		U.S. Treasury Note, 2.125%, 01/31/10 (k) (Cost $45)	45

			Total Long-Term Investments (Cost $17,929)	17,206

SHARES

			Short-Term Investment — 2.7%
			Investment Company — 2.7%
	483		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $483)	483

			Total Investments — 97.9% (Cost $18,412)	17,689

			Other Assets in Excess of Liabilities — 2.1%	375

			NET ASSETS — 100.0%	$18,064

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.6%
Media	6.3
Foreign Governments	6.2
Real Estate Investment Trusts (REITs)	6.1
Diversified Telecommunication Services	4.7
Pharmaceuticals	4.2
Wireless Telecommunication Services	3.7
Insurance	3.3
Chemicals	3.0
Commercial Banks	3.0
Independent Power Producers & Energy Traders	2.8
Hotels, Restaurants & Leisure	2.6
Food Products	2.5
Health Care Providers & Services	2.4
Multi-Utilities	2.1
Non-Agency CMO	2.0
Consumer Finance	1.7
Diversified Financial Services	1.7
Tobacco	1.7
Electric Utilities	1.6
Paper & Forest Products	1.5
Specialty Retail	1.4
Multiline Retail	1.2
Containers & Packaging	1.1
Semiconductors & Semiconductor Equipment	1.1
Diversified Consumer Services	1.0
Capital Markets	1.0
Airlines	1.0
Construction Materials	1.0
Short-Term Investment	2.7
Others (each less than 1.0%)	16.8

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	Dow Jones Euro STOXX 50 Index	09/18/09	$38	$– (h)
1	E-mini S&P 500	09/18/09	49	1
	Short Futures Outstanding
(5)	Euro FX	09/14/09	(891)	(12)

				$(11)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
PIK	—	Payment-in-Kind
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $50,000 which amounts to 0.3% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars)

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2009.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,381,000 and 19.1%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,056
Aggregate gross unrealized depreciation	(1,779)

Net unrealized appreciation/depreciation	$(723)

Federal income tax cost of investments	$18,412

Income Builder Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$—	$213	$—	$213
Austria	53	46	—	99
Brazil	—	83	—	83
China	—	244	—	244
Finland	—	159	—	159
France	17	346	—	363
Germany	—	264	—	264
Hong Kong	—	60	—	60
Ireland	—	70	—	70
Italy	—	102	—	102
Japan	—	166	—	166
Mexico	31	—	—	31
Netherlands	—	473	—	473
South Africa	—	35	—	35
Spain	—	180	—	180
Sweden	—	199	—	199
Switzerland	—	273	—	273
Taiwan	92	73	—	165
United Kingdom	53	428	—	481
United States	1,563	—	1	1,564

Total Common Stocks	1,809	3,414	1	5,224

Preferred Stocks
Brazil	67	—	—	67
France	—	64	—	64
United States	92	793	—	885

Total Preferred Stocks	159	857	—	1,016

Debt Securities
Asset-Backed Securities	—	58	—	58
Collateralized Mortgage Obligations
United States	—	360	—	360
Convertible Bonds
Australia	—	55	—	55
France	50	119	—	169
India	—	102	—	102
Singapore	—	59	—	59
United Kingdom	—	229	–	229
United States	—	378	–	378
Corporate Bonds
Australia	—	90	–	90

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Corporate Bonds (continued)
Canada	$—	$194	$—	$194
Cayman Islands	—	159	—	159
Liberia	—	21	—	21
Luxembourg	—	58	—	58
Netherlands	—	139	—	139
United Kingdom	—	111	—	111
United States	—	5,837	49	5,886

Total Corporate Bonds	—	6,609	49	6,658

Foreign Government Securities	—	1,104	—	1,104
U.S. Treasury Obligations	—	45	—	45
Loan Participations & Assignments
United States	—	1,749	—	1,749
Short-Term Investments
Investment Companies	483	—	—	483

Total Investments in Securities	$2,501	$15,138	$50	$17,689

Appreciation in Other Financial Instruments*
Futures	$1	$—	$—	$1

Depreciation in Other Financial Instruments*
Futures	$(12)	$—	$—	$(12)

*	Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

		Balance as of 10/31/08	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion		Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 07/31/09
Investments in Securities
	Common Stock - United States	$ -	$ -	$ -	$ -		$ -	$ 1	$ 1
	Corporate Bonds - United States			(12)	-	(a)	51	10	49
	TOTAL			$ (12)			$ 51	$ 11	$ 50

(a)	Amount rounds to less than $1,000.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2009, which were valued using significant unobservable inputs (Level 3)
amounted to approximately ($24,000).

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.4%
	Common Stocks — 97.4%
	Consumer Discretionary — 8.7%
	Auto Components — 0.5%
35	Exide Industries Ltd.	63

	Automobiles — 7.9%
12	Bajaj Auto Ltd.	315
6	Hero Honda Motors Ltd.	192
14	Maruti Suzuki India Ltd.	413

		920

	Diversified Consumer Services — 0.3%
5	Everonn Systems India Ltd. (a)	36

	Total Consumer Discretionary	1,019

	Consumer Staples — 6.1%
	Household Products — 1.7%
33	Hindustan Unilever Ltd.	197

	Tobacco — 4.4%
98	ITC Ltd.	513

	Total Consumer Staples	710

	Energy — 15.0%
	Oil, Gas & Consumable Fuels — 15.0%
5	Bharat Petroleum Corp., Ltd.	51
19	Hindustan Petroleum Corp., Ltd.	137
15	Oil & Natural Gas Corp., Ltd.	363
30	Reliance Industries Ltd. (a)	1,209

		1,760

	Total Energy	1,760

	Financials — 26.0%
	Commercial Banks — 12.5%
23	HDFC Bank Ltd.	706
44	ICICI Bank Ltd.	695
12	Union Bank of India	58

		1,459

	Diversified Financial Services — 6.2%
109	Infrastructure Development Finance Co., Ltd.	305
15	Kotak Mahindra Bank Ltd.	199
37	Power Finance Corp., Ltd.	179
2	Reliance Capital Ltd.	40

		723

	Real Estate Management & Development — 0.5%
11	Indiabulls Real Estate Ltd.	56

	Thrifts & Mortgage Finance — 6.8%
15	Housing Development Finance Corp., Ltd.	801

	Total Financials	3,039

	Health Care — 5.2%
	Health Care Equipment & Supplies — 0.5%
17	Opto Circuits India Ltd.	62

	Life Sciences Tools & Services — 0.2%
2	Divi’s Laboratories Ltd.	19

	Pharmaceuticals — 4.5%
11	Dr. Reddys Laboratories Ltd.	182
2	GlaxoSmithKline Pharmaceuticals Ltd.	68
7	Glenmark Pharmaceuticals Ltd. (a)	37
13	Piramal Healthcare Ltd.	83
7	Sun Pharmaceutical Industries Ltd.	160

		530

	Total Health Care	611

	Industrials — 8.5%
	Construction & Engineering — 2.5%
15	IRB Infrastructure Developers Ltd. (a)	58
7	Larsen & Toubro Ltd.	231

		289

	Electrical Equipment — 5.1%
5	ABB Ltd.	70
12	Bharat Heavy Electricals Ltd.	536

		606

	Transportation Infrastructure — 0.9%
8	Mundra Port and Special Economic Zone Ltd.	101

	Total Industrials	996

	Information Technology — 9.8%
	IT Services — 9.8%
18	Infosys Technologies Ltd.	782
8	Infosys Technologies Ltd., ADR	364

		1,146

	Total Information Technology	1,146

	Materials — 5.7%
	Construction Materials — 4.7%
10	ACC Ltd.	176
56	Ambuja Cements Ltd.	127
4	Grasim Industries Ltd.	246

		549

	Metals & Mining — 1.0%
1	Jindal Steel & Power Ltd.	60
4	JSW Steel Ltd.	62

		122

	Total Materials	671

	Telecommunication Services — 4.4%
	Wireless Telecommunication Services — 4.4%
47	Bharti Airtel Ltd.	405
20	Reliance Communications Ltd.	116

		521

	Total Telecommunication Services	521

	Utilities — 8.0%
	Electric Utilities — 4.7%
10.	Reliance Infrastructure Ltd	251
11	Tata Power Co., Ltd.	299

		550

	Independent Power Producers & Energy Traders — 3.3%
22	Neyveli Lignite Corp., Ltd.	63
73	NTPC Ltd.	329

		392

	Total Utilities	942

	Total Investments — 97.4% (Cost $13,793)	11,415
	Other Assets in Excess of Liabilities — 2.6%	308

	NET ASSETS — 100.0%	$11,723

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $11,051,000 and 96.8%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,150
Aggregate gross unrealized depreciation	(3,528)

Net unrealized appreciation/depreciation	$(2,378)

Federal income tax cost of investments	$13,793

India Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$—	$1,019	$—	$1,019
Consumer Staples	—	710	—	710
Energy	—	1,760	—	1,760
Financials	—	3,039	—	3,039
Health Care	—	611	—	611
Industrials	—	996	—	996
Information Technology	364	782	—	1,146
Materials	—	671	—	671
Telecommunication Services	—	521	—	521
Utilities	—	942	—	942

Total Common Stocks	364	11,051	—	11,415

Total Investments in Securities	$364	$11,051	$—	$11,415

JPMorgan International Currency Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in U.S. Dollars unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Long-Term Investments — 98.2%
		Corporate Bonds — 20.2%
		Cayman Islands — 0.6%
GBP	20	Allstate Life Funding LLC, 6.375%, 01/17/11 (m)	34

		Denmark — 4.0%
EUR	150	Nykredit Realkredit A/S, 4.000%, 01/01/12 (m)	223

		France — 1.4%
EUR	50	Societe Generale, 5.250%, 03/28/13 (m)	76

		Italy — 1.4%
EUR	50	Intesa Sanpaolo SpA, 5.375%, 12/19/13 (m)	77

		Netherlands — 0.5%
EUR	15	Deutsche Telekom International Finance BV, 6.000%, 01/20/17 (m)	23

		Spain — 1.5%
EUR	50	Iberdrola Finanzas SAU, 7.500%, 11/25/15 (m)	85

		Sweden — 1.3%
EUR	50	Swedbank AB, 3.625%, 12/02/11 (m)	74

		United Kingdom — 4.4%
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	75
		Lloyds TSB Bank plc,
EUR	60	3.750%, 11/17/11 (m)	89
EUR	50	6.250%, 04/15/14 (m)	77

			241

		United States — 5.1%
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	79
EUR	50	Cellco Partnership / Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	88
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	13
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	35
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	70

			285

		Total Corporate Bonds (Cost $969)	1,118

		Foreign Government Securities — 74.3%
		Australia — 0.5%
AUD	33	New South Wales Treasury Corp., 5.500%, 03/01/17 (m)	27

		Austria — 0.9%
EUR	35	Austria Government Bond, 4.350%, 03/15/19 (e) (m)	52

		Belgium — 1.3%
EUR	50	Government of Belgium, 4.000%, 03/28/18 (m)	74

		Canada — 4.1%
		Government of Canada,
CAD	100	3.750%, 06/01/12 (m)	98
CAD	70	4.000%, 06/01/16 (m)	69
CAD	50	5.750%, 06/01/33 (m)	58

			225

		Denmark — 0.9%
DKK	250	Kingdom of Denmark, 5.000%, 11/15/13 (m)	52

		Finland — 2.7%
EUR	100	Finland Government Bond, 4.250%, 09/15/12 (m)	152

		France — 4.4%
EUR	50	Caisse d’Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	73

EUR	109	Government of France, 4.750%, 04/25/35 (m)	170

			243

		Germany — 13.9%
		Bundesobligation,
EUR	25	2.250%, 04/11/14 (m)	36
EUR	20	4.000%, 04/13/12 (m)	30
EUR	55	4.000%, 10/11/13 (m)	84
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	87
EUR	35	3.750%, 01/04/17 (m)	52
EUR	35	3.750%, 01/04/19 (m)	52
EUR	109	4.250%, 01/04/14 (m)	167
EUR	70	4.250%, 07/04/18 (m)	108
EUR	42	5.500%, 01/04/31 (m)	72
		Kreditanstalt fuer Wiederaufbau,
EUR	25	3.875%, 01/21/19 (m)	36
EUR	30	4.125%, 07/04/17 (m)	45

			769

		Greece — 1.1%
EUR	37	Hellenic Republic Government Bond, 6.000%, 07/19/19 (m)	59

		Ireland — 0.2%
EUR	10	Ireland Government Bond, 4.400%, 06/18/19 (m)	14

		Italy — 4.8%
		Buoni Poliennali Del Tesoro,
EUR	140	4.000%, 02/01/17 (m)	207
EUR	49	4.000%, 02/01/37 (m)	60

			267

		Japan — 18.9%
		Government of Japan,
JPY	9,000	1.200%, 03/20/12 (m)	97
JPY	34,000	1.300%, 03/20/15 (m)	369
JPY	5,000	1.400%, 12/20/18 (m)	53
JPY	9,000	1.500%, 09/20/18 (m)	97
JPY	5,500	1.700%, 09/20/17 (m)	60
JPY	4,600	1.800%, 06/20/18 (m)	51
JPY	10,000	2.100%, 09/20/24 (m)	109
JPY	20,000	2.100%, 12/20/26 (m)	213

			1,049

		Mexico — 0.3%
MXN	200	United Mexican States, 8.000%, 12/19/13 (m)	16

		Netherlands — 5.0%
JPY	17,000	Bank Nederlandse Gemeenten, 1.850%, 11/07/16 (m)	175
EUR	65	Kingdom of Netherlands, 4.250%, 07/15/13 (m)	99

			274

		Poland — 2.0%
		Government of Poland,
PLN	110	4.250%, 05/24/11 (m)	37
PLN	200	5.750%, 04/25/14 (m)	70

			107

		Portugal — 0.5%
EUR	20	Portugal Obrigacoes do Tesouro OT, 4.750%, 06/14/19 (m)	30

		Spain — 3.0%
		Kingdom of Spain,
EUR	45	4.600%, 07/30/19 (m)	68
EUR	63	5.400%, 07/30/11 (m)	97

			165

		Sweden — 2.4%
SEK	870	Kingdom of Sweden, 5.500%, 10/08/12 (m)	133

		United Kingdom — 7.4%
		United Kingdom Treasury Gilt,
GBP	40	2.250%, 03/07/14 (m)	64
GBP	50	4.250%, 06/07/32 (m)	80
GBP	60	4.500%, 03/07/19 (m)	106
GBP	5	4.500%, 12/07/42 (m)	8
GBP	27	4.750%, 12/07/38 (m)	47
GBP	57	5.000%, 03/07/18 (m)	106

			411

		Total Foreign Government Securities (Cost $3,767)	4,119

		Supranational — 3.7%
		European Investment Bank,
EUR	100	4.250%, 10/15/14 (m)	151

GBP	30	4.750%, 06/06/12 (m)	53

		Total Supranational (Cost $207)	204

		Total Long-Term Investments (Cost $4,943)	5,441

SHARES	SECURITY DESCRIPTION	VALUE

	Short-Term Investments — 1.7%
	Investment Company — 1.4%
75	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $75)	$75
PRINCIPAL AMOUNT

	U.S. Treasury Obligation — 0.3%
19	U.S. Treasury Bill, 0.380%, 09/24/09 (k) (n) (Cost $19)	19

	Total Short-Term Investments (Cost $94)	94

	Total Investments — 99.9%
	(Cost $5,037)	5,535
	Other Assets in Excess of
	Liabilities — 0.1%	6

	NET ASSETS — 100.0%	$5,541

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
2	Euro Schatz	09/08/09	308	1
2	5 Year U.S. Treasury Note	09/30/09	231	(1)
2	30 Day Federal Funds	02/26/10	830	(1)
	Short Futures Outstanding
(2)	Euro Bobl	09/08/09	(331)	(5)
(1)	Euro Bund	09/08/09	(174)	(5)
(1)	10 Year U.S. Treasury Note	09/21/09	(117)	1

				(10)

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

10,068 9,987	CAD for CHF	08/27/09	9	#	9	#	–(h	)

7,876 12,070	EUR for CHF	08/27/09	11	#	11	#	–(h	)

16,566 10,881	CHF for EUR	08/27/09	16	#	16	#	–(h	)

53,785 62,141	GBP for EUR	08/27/09	89	#	90	#	1

1,233,070 9,152	JPY for EUR	08/27/09	13	#	13	#	–(h	)

53,189 45,409	EUR for GBP	08/27/09	76	#	76	#	–(h	)

2,662,676 16,878	JPY for GBP	08/27/09	28	#	28	#	–(h	)

6,692 898,712	EUR for JPY	08/27/09	9	#	9	#	–(h	)

40,780 360,076	EUR for NOK	08/27/09	59	#	58	#	(1)

578,821 480,213	SEK for NOK	08/27/09	78	#	80	#	2

58,660 618,436	EUR for SEK	08/27/09	86	#	84	#	(2)

77,961	AUD	08/27/09	64		65		1

6,140	CHF	08/27/09	6		6		–(h	)

170,205	EUR	08/27/09	241		243		2

105,707	GBP	08/27/09	173		177		4

37,181,209	JPY	08/27/09	397		393		(4)

77,153	MXN	08/27/09	6		6		–(h	)

840,290	NOK	08/27/09	133		137		4

19,246	SGD	08/27/09	13		13		–(h	)

139,055	ZAR	08/27/09	18		18		–(h	)

			1,525		1,532		7

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

31,000	CAD	08/27/09	29		29		–(h	)

45,042	DKK	08/27/09	9		9		–(h	)

577,431	EUR	08/27/09	819		823		(4)

102,491	GBP	08/27/09	169		171		(2)

3,723,360	JPY	08/27/09	39		39		–(h	)

15,624	NZD	08/27/09	10		10		–(h	)

241,015	PLN	08/27/09	82		83		(1)

353,028	SEK	08/27/09	46		49		(3)

			1,203		1,213		(10)

#For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/09 of the currency being sold, and the value at 07/31/09 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	541
Aggregate gross unrealized depreciation	(43)

Net unrealized appreciation/depreciation	498

Federal income tax cost of investments	5,037

International Currency Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Debt Securities
Corporate Bonds
Cayman Islands	—	34	—	34
Denmark	—	223	—	223
France	—	76	—	76
Italy	—	77	—	77
Netherlands	—	23	—	23
Spain	—	85	—	85
Sweden	—	74	—	74
United Kingdom	—	241	—	241
United States	—	285	—	285

Total Corporate Bonds	—	1,118	—	1,118

Foreign Government Securities	—	4,119	—	4,119
Supranational	—	204	—	204
Short-Term Investments
Investment Companies	75	—	—	75
U.S. Treasury Obligations	—	19	—	19

Total Investments in Securities	75	5,460	—	5,535

Appreciation in Other Financial Instruments*
Foreign Currency Exchange	—	14	—	14
Futures	2	—	—	2

Total Appreciation in Other Financial Instruments	2	14	—	16

Depreciation in Other Financial Instruments*
Foreign Currency Exchange	—	(17)	—	(17)
Futures	(12)	—	—	(12)

Total Depreciation in Other Financial Instruments	(12)	(17)	—	(29)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited )
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 93.7%
	Common Stocks — 93.7%
	Australia — 2.6%
328	BHP Billiton Ltd. (m)	10,337
63	Rio Tinto Ltd. (m)	3,195

		13,532

	Belgium — 0.9%
121	Anheuser-Busch InBev N.V. (m)	4,801

	Brazil — 1.8%
113	Petroleo Brasileiro S.A., ADR (m)	4,669
233	Vale S.A., ADR (m)	4,599

		9,268

	China — 1.0%
583	China Life Insurance Co., Ltd., Class H (m)	2,582
4,054	Industrial & Commercial Bank of China, Class H (m)	2,911

		5,493

	Finland — 1.2%
474	Nokia OYJ (m)	6,379

	France — 13.6%
100	Accor S.A. (m)	4,262
288	AXA S.A. (m)	6,086
125	BNP Paribas (m)	9,056
74	Cie de Saint-Gobain (c)	3,012
70	GDF Suez (m)	2,660
87	Imerys S.A. (m)	4,624
88	Lafarge S.A. (m)	6,366
43	LVMH Moet Hennessy Louis Vuitton S.A. (m)	3,924
54	Pernod-Ricard S.A. (c)	4,197
39	PPR (m)	4,339
101	Sanofi-Aventis S.A. (m)	6,621
295	Total S.A. (m)	16,386

		71,533

	Germany — 7.7%
110	Bayer AG (m)	6,741
261	E.ON AG (m)	9,845
52	Linde AG (m)	4,870
37	RWE AG (m)	3,121
116	SAP AG (m)	5,455
79	Siemens AG (m)	6,335
256	Symrise AG (m)	4,115

		40,482

	Greece — 0.4%
175	Piraeus Bank S.A. (a) (m)	2,074

	Hong Kong — 2.3%
323	China Mobile Ltd. (m)	3,389
669	Esprit Holdings Ltd. (m)	4,817
1,111	Hang Lung Properties Ltd. (m)	4,059

		12,265

	Israel — 0.8%
79	Teva Pharmaceutical Industries Ltd., ADR (m)	4,214

	Italy — 3.0%
306	ENI S.p.A. (m)	7,159
1,284	Intesa Sanpaolo S.p.A. (a) (m)	4,773
1,310	UniCredit S.p.A. (a) (m)	3,823

		15,755

	Japan — 16.8%
157	Astellas Pharma, Inc. (m)	5,945
202	Canon, Inc. (m)	7,497
78	Daikin Industries Ltd. (m)	2,826
67	East Japan Railway Co. (m)	3,829
263	Honda Motor Co., Ltd. (m)	8,407
2	Japan Tobacco, Inc. (m)	6,725
332	Komatsu Ltd. (m)	5,386
365	Mitsubishi Corp. (m)	7,250
868	Mitsubishi UFJ Financial Group, Inc. (m)	5,302
208	Mitsui Fudosan Co., Ltd. (m)	3,809
86	Murata Manufacturing Co., Ltd. (m)	4,174
56	Nidec Corp. (m)	4,024
20	Nintendo Co., Ltd. (m)	5,481
277	Nomura Holdings, Inc. (m)	2,425
75	Shin-Etsu Chemical Co., Ltd. (m)	4,033
439	Sumitomo Corp. (m)	4,316
117	Sumitomo Mitsui Financial Group, Inc. (m)	4,998
6	Yahoo! Japan Corp. (c)	1,997

		88,424

	Mexico — 1.2%
67	America Movil S.A.B. de C.V., Series L, ADR (m)	2,879
92	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	3,536

		6,415

	Netherlands — 3.7%
381	ING Groep N.V. CVA (m)	4,876
320	Reed Elsevier N.V. (c)	3,345
310	Royal Dutch Shell plc, Class A (c)	8,120
173	Wolters Kluwer N.V. (c)	3,390

		19,731

	Spain — 4.2%
434	Banco Bilbao Vizcaya Argentaria S.A. (c)	7,106
79	Inditex S.A. (c)	4,271
428	Telefonica S.A. (m)	10,647

		22,024

	Sweden — 0.5%
206	Atlas Copco AB, Class A (m)	2,456

	Switzerland — 10.9%
399	ABB Ltd. (a) (m)	7,285
79	Adecco S.A. (m)	3,784
109	Holcim Ltd. (a) (m)	6,609
324	Nestle S.A. (m)	13,324
176	Novartis AG (m)	8,055
64	Roche Holding AG (m)	10,063
182	Xstrata plc (m)	2,460
31	Zurich Financial Services AG (m)	5,992

		57,572

	Taiwan — 0.4%
196	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	2,051

	United Kingdom — 20.7%
84	Autonomy Corp. plc (a) (m)	1,641
773	Barclays plc (m)	3,927
461	BG Group plc (m)	7,705
534	Burberry Group plc (m)	4,101
302	GlaxoSmithKline plc (m)	5,782
1,596	HSBC Holdings plc (m)	15,993
656	ICAP plc (m)	4,969
144	Imperial Tobacco Group plc (m)	4,111
813	Man Group plc (m)	3,755
889	Marks & Spencer Group plc (m)	5,144
537	Prudential plc (m)	4,022
77	Rio Tinto plc (m)	3,218
456	Standard Chartered plc (m)	10,837
1,387	Tesco plc (m)	8,495
5,763	Vodafone Group plc (m)	11,849
752	Wm Morrison Supermarkets plc (m)	3,377
194	Wolseley plc (a) (m)	4,334
746	WPP plc (m)	5,752

		109,012

	Total Long-Term Investments (Cost $436,566)	493,481

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
5,701	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $5,701)	5,701

	Investments of Cash Collateral for Securities on Loan —4.9%
	Investment Company — 4.9%
25,628	JPMorgan Prime Money Market Fund, Capital Shares, 0.320% (b) (l) (Cost $25,628)	25,628
	Total Investments — 99.7%
	(Cost $467,895)	524,810
	Other Assets in Excess of Liabilities — 0.3%	1,669

	NET ASSETS — 100.0%	$526,479

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	14.2%
Pharmaceuticals	9.5
Oil, Gas & Consumable Fuels	8.8
Metals & Mining	4.8
Insurance	3.7
Wireless Telecommunication Services	3.6
Construction Materials	3.5
Trading Companies & Distributors	3.2
Food Products	2.7
Chemicals	2.6
Software	2.5
Beverages	2.5
Media	2.5
Food & Staples Retailing	2.4
Capital Markets	2.2
Tobacco	2.2
Diversified Telecommunication Services	2.1
Electric Utilities	2.0
Multiline Retail	1.9
Specialty Retail	1.8
Automobiles	1.7
Electronic Equipment, Instruments & Components	1.6
Textiles, Apparel & Luxury Goods	1.6
Real Estate Management & Development	1.6
Machinery	1.6
Office Electronics	1.5
Electrical Equipment	1.5
Communications Equipment	1.3
Industrial Conglomerates	1.3
Building Products	1.2
Multi-Utilities	1.2
Diversified Financial Services	1.0
Others (each less than 1.0%)	3.1
Short-Term Investment	1.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments (excluding Investments of Cash Collateral for Securities on Loan), of the investments that apply the fair valuation policy for the international investments are approximately $471,533,000 and 94.5%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,578
Aggregate gross unrealized depreciation	(65,663)

Net unrealized appreciation/depreciation	$56,915

Federal income tax cost of investments	$467,895

International Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$—	$13,532	$—	$13,532
Belgium	—	4,801	—	4,801
Brazil	4,599	4,669	—	9,268
China	—	5,493	—	5,493
Finland	—	6,379	—	6,379
France	—	71,533	—	71,533
Germany	—	40,482	—	40,482
Greece	—	2,074	—	2,074
Hong Kong	—	12,265	—	12,265
Israel	4,214	—	—	4,214
Italy	—	15,755	—	15,755
Japan	—	88,424	—	88,424
Mexico	3,536	2,879	—	6,415
Netherlands	—	19,731	—	19,731
Spain	—	22,024	—	22,024
Sweden	—	2,456	—	2,456
Switzerland	—	57,572	—	57,572
Taiwan	—	2,051	—	2,051
United Kingdom	—	109,012	—	109,012

Total Common Stocks	12,349	481,132	—	493,481

Short-Term Investments
Investment Companies	5,701	—	—	5,701
Investments of Cash Collateral for Securities on Loan Investment Companies	25,628	—	—	25,628

Total Investments in Securities	$43,678	$481,132	$—	$524,810

JPMorgan International Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($	)

	Long-Term Investments — 102.1%
	Investment Companies — 102.1%
798	iShares MSCI Pacific ex-Japan Index Fund	28,481
1,999	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	35,928
24,679	JPMorgan International Opportunities Fund, Institutional Class Shares (b)	288,994
19,318	JPMorgan International Value Fund, Institutional Class Shares (b)	226,789
5,415	JPMorgan Intrepid European Fund, Institutional Class Shares (b)	89,355
11,558	JPMorgan Intrepid Japan Fund, Select Class Shares (b)	57,210

	Total Long-Term Investments (Cost $894,439)	726,757

	Short-Term Investment — 1.6%
	Investment Company — 1.6%
11,434	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (m) (Cost $11,434)	11,434

	Total Investments — 103.7% (Cost $905,873)	738,191
	Liabilities in Excess of Other Assets— (3.7)%	(26,151)

	NET ASSETS — 100.0%	$712,040

Percentages indicated are based on net assets.

Allocation Of Investments *

International Equity Funds	98.5%
Money Market Funds	1.5

* Percentages indicated are based upon total investments as of July 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,993
Aggregate gross unrealized depreciation	(192,675)

Net unrealized appreciation/depreciation	$(167,682)

Federal income tax cost of investments	$905,873

International Markets Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Investment Companies	726,757	—	—	726,757
Short-Term Investments
Investment Companies	11,434	—	—	11,434

Total Investments in Securities	$738,191	$—	$—	$738,191

JPMorgan International Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 97.3%
		Common Stocks — 97.3%
		Australia — 3.5%
100		Australia & New Zealand Banking Group Ltd.	1,547
57		Macquarie Group Ltd. (m)	2,107
6		Newcrest Mining Ltd. (m)	144
214		Santos Ltd. (m)	2,599

			6,397

		Austria — 0.7%
37		Intercell AG (a) (c)	1,362

		Belgium — 1.5%
68		Anheuser-Busch InBev N.V. (m)	2,716

		Brazil — 0.8%
86		Itau Unibanco Banco Multiplo S.A., ADR (m)	1,530

		Canada — 0.6%
57		Kinross Gold Corp. (m)	1,115

		China — 2.5%
182		Anhui Conch Cement Co., Ltd., Class H (m)	1,314
2,973		Bank of China Ltd., Class H (m)	1,478
807		China Merchants Bank Co., Ltd., Class H (m)	1,891

			4,683

		Finland — 1.7%
199		Nokia OYJ (m)	2,681
198		Ruukki Group OYJ (a)	482

			3,163

		France — 13.7%
23		Alstom S.A. (c)	1,549
30		Atos Origin S.A. (a) (m)	1,357
43		BNP Paribas (m)	3,114
32		Carrefour S.A. (m)	1,484
13		Cie de Saint-Gobain	521
42		Compagnie Generale des Etablissements Michelin, Class B (m)	2,997
67		GDF Suez (m)	2,566
42		Sanofi-Aventis S.A. (m)	2,742
16		Schneider Electric S.A. (m)	1,443
32		Societe Generale (m)	2,045
31		Sodexo (m)	1,629
72		Total S.A. (m)	3,984

			25,431

		Germany — 6.4%
9		Allianz SE (m)	876
46		Bayer AG (m)	2,821
44		Daimler AG (m)	2,025
55		E.ON AG (m)	2,096
50		Lanxess AG (m)	1,452
17		Muenchener Rueckversicherungs AG (m)	2,540

			11,810

		Hong Kong — 1.8%
417		China Resources Power Holdings Co., Ltd. (m)	1,077
1,005		Huabao International Holdings Ltd. (m)	1,048
394		Li & Fung Ltd. (m)	1,161

			3,286

		India — 0.9%
37		Infosys Technologies Ltd., ADR (m)	1,609

		Indonesia — 0.5%
1,066		Telekomunikasi Indonesia Tbk PT (m)	953

		Israel — 0.7%
25		Teva Pharmaceutical Industries Ltd., ADR (m)	1,338

		Italy — 1.4%
40		Saipem S.p.A. (m)	1,073
363		Snam Rete Gas S.p.A. (m)	1,589

			2,662

		Japan — 21.2%
99		Chugai Pharmaceutical Co., Ltd. (m)	1,811
45		Daikin Industries Ltd. (m)	1,606
59		FUJIFILM Holdings Corp. (m)	1,891
83		Honda Motor Co., Ltd. (m)	2,651
1		Japan Tobacco, Inc. (m)	2,768
267		Kubota Corp. (m)	2,388
140		Mitsubishi Corp. (m)	2,772
353		Mitsubishi Electric Corp. (m)	2,572
380		Mitsubishi UFJ Financial Group, Inc. (m)	2,321
186		Mitsui & Co., Ltd. (m)	2,315
22		Nidec Corp. (m)	1,574
6		Nintendo Co., Ltd. (m)	1,558
398		Nippon Sheet Glass Co., Ltd. (c)	1,184
129		Ricoh Co., Ltd. (m)	1,679
51		Shin-Etsu Chemical Co., Ltd. (m)	2,719
50		Shiseido Co., Ltd. (c)	816
–	(h)	Sony Financial Holdings, Inc. (m)	1,328
39		Sumitomo Mitsui Financial Group, Inc. (m)	1,664
101		Sumitomo Realty & Development Co., Ltd.	2,071
194		Takashimaya Co., Ltd. (m)	1,594

			39,282

		Luxembourg — 1.7%
89		ArcelorMittal (m)	3,209

		Netherlands — 7.4%
50		ASML Holding N.V. (m)	1,299
72		ING Groep N.V. CVA (m)	925
184		Koninklijke KPN N.V. (c)	2,765
92		Royal Dutch Shell plc, Class A (c)	2,417
107		TNT N.V. (c) (m)	2,537
105		Unilever N.V. CVA (m)	2,875
42		Wolters Kluwer N.V. (c)	820

			13,638

		South Korea — 0.9%
16		POSCO, ADR (m)	1,607

		Spain — 2.7%
287		Banco Santander S.A. (c)	4,150
36		Telefonica S.A. (m)	885

			5,035

		Sweden — 1.1%
73		Atlas Copco AB, Class A (m)	871
20		Hennes & Mauritz AB, Class B (m)	1,176

			2,047

		Switzerland — 6.6%
53		Credit Suisse Group AG (m)	2,507
74		Nestle S.A. (m)	3,060
26		Roche Holding AG (m)	4,162
12		Zurich Financial Services AG (m)	2,400

			12,129

		Taiwan — 1.6%
199		HON HAI Precision Industry Co., Ltd., GDR (m)	1,382
141		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	1,477

			2,859

		United Kingdom — 17.4%
164		BG Group plc (m)	2,732
78		BHP Billiton plc (m)	2,048
704		BT Group plc, Class A (m)	1,486
568		Cable & Wireless plc (m)	1,367
450		HSBC Holdings plc (m)	4,550
109		Imperial Tobacco Group plc (m)	3,098
104		Intercontinental Hotels Group plc (m)	1,178
487		International Power plc (m)	2,078
1,672		Lloyds Banking Group plc (m)	2,377
875		Logica plc (m)	1,481
215		Man Group plc (m)	993
318		Premier Farnell plc (m)	761
33		Reckitt Benckiser Group plc (m)	1,593
77		Shire plc (m)	1,145
286		Tesco plc (m)	1,751
225		TUI Travel plc (m)	855
1,319		Vodafone Group plc (m)	2,713

			32,206

		Total Long-Term Investments (Cost $171,357)	180,067

SHARES

		Short-Term Investment — 1.9%
		Investment Company — 1.9%
3,500		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $3,500)	3,500

SHARES		SECURITY DESCRIPTION	VALUE($)

		Investment of Cash Collateral for Securities on Loan — 7.0%
		Investment Company — 7.0%
12,944		JPMorgan Prime Money Market
		Fund, Capital Shares, 0.320% (b) (l) (Cost $12,944)	12,944

		Total Investments — 106.2% (Cost $187,801)	196,511
		Liabilities in Excess of Other Assets — (6.2)%	(11,438)

		NET ASSETS — 100.0%	$185,073

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	14.5%
Pharmaceuticals	7.6
Oil, Gas & Consumable Fuels	6.4
Metals & Mining	4.4
Diversified Telecommunication Services	4.1
Insurance	3.9
Food Products	3.2
Tobacco	3.2
Capital Markets	3.1
Electronic Equipment, Instruments & Components	3.1
Electrical Equipment	3.0
Chemicals	2.8
Trading Companies & Distributors	2.8
Automobiles	2.5
IT Services	2.4
Hotels, Restaurants & Leisure	2.0
Building Products	1.8
Machinery	1.8
Food & Staples Retailing	1.8
Independent Power Producers & Energy Traders	1.7
Auto Components	1.6
Semiconductors & Semiconductor Equipment	1.5
Beverages	1.5
Wireless Telecommunication Services	1.5
Communications Equipment	1.5
Multi-Utilities	1.4
Air Freight & Logistics	1.4
Electric Utilities	1.1
Real Estate Management & Development	1.1
Short-Term Investment	1.9
Others (each less than 1.0%)	9.4

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

10,759,058	AUD	08/14/09	$8,225	$8,991	$766

2,005,380	CHF	08/14/09	1,856	1,877	21

9,565,674	EUR	08/14/09	13,326	13,634	308

5,049,694	GBP	08/14/09	7,863	8,435	572

19,937,686	HKD	08/14/09	2,574	2,573	(1)

958,764,331	JPY	08/14/09	9,906	10,133	227

6,738,078	NOK	08/14/09	1,047	1,099	52

15,366,298	SEK	08/14/09	1,976	2,130	154

2,435,698	SGD	08/14/09	1,671	1,692	21

			$48,444	$50,564	$2,120

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

2,091,785	AUD	08/14/09	$1,592	$1,748	$(156)

555,122	CHF	08/14/09	518	519	(1)

17,111,748	EUR	08/14/09	23,439	24,390	(951)

3,642,236	GBP	08/14/09	5,959	6,084	(125)

19,815,880	HKD	08/14/09	2,559	2,558	1

861,470,063	JPY	08/14/09	8,967	9,105	(138)

			$43,034	$44,404	$(1,370)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $169,844,000 and 92.5% respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,099
Aggregate gross unrealized depreciation	(13,389)

Net unrealized appreciation/depreciation	$8,710

Federal income tax cost of investments	$187,801

International Opportunities Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$1,547	$4,850	$—	$6,397
Austria	—	1,362	—	1,362
Belgium	—	2,716	—	2,716
Brazil	1,530	—	—	1,530
Canada	1,115	—	—	1,115
China	—	4,683	—	4,683
Finland	—	3,163	—	3,163
France	—	25,431	—	25,431
Germany	—	11,810	—	11,810
Hong Kong	—	3,286	—	3,286
India	1,609	—	—	1,609
Indonesia	—	953	—	953
Israel	1,338	—	—	1,338
Italy	—	2,662	—	2,662
Japan	—	39,282	—	39,282
Luxembourg	—	3,209	—	3,209
Netherlands	—	13,638	—	13,638
South Korea	1,607	—	—	1,607
Spain	—	5,035	—	5,035
Sweden	—	2,047	—	2,047
Switzerland	—	12,129	—	12,129
Taiwan	—	2,859	—	2,859
United Kingdom	—	32,206	—	32,206

Total Common Stocks	8,746	171,321	—	180,067

Short-Term Investments
Investment Companies	3,500	—	—	3,500
Investments of Cash Collateral for Securities on Loan Investment Companies	12,944	—	—	12,944

Total Investments in Securities	$25,190	$171,321	$—	$196,511

Appreciation in Other Financial Instruments*
Foreign Currency Exchange	$—	$2,122	$—	$2,122
Depreciation in Other Financial Instruments*
Foreign Currency Exchange	$—	$(1,372)	$—	$(1,372)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 97.5%
		Common Stocks — 97.5%
		Australia — 18.4%
568		CFS Retail Property Trust	808
746		Commonwealth Property Office Fund (m)	526
1,200		Dexus Property Group (m)	729
423		Goodman Group (m)	180
1,299		GPT Group (m)	574
351		Stockland (m)	915
302		Westfield Group (m)	2,844

			6,576

		Belgium — 0.1%
1		Warehouses De Pauw SCA (m)	51

		Canada — 1.7%
28		Artis REIT (m)	209
11		First Capital Realty, Inc. (m) (w)	171
16		RioCan REIT (m)	224

			604

		Finland — 0.9%
85		Sponda OYJ (a) (m)	247
6		YIT OYJ (m)	79

			326

		France — 10.9%
6		ICADE (m)	510
29		Klepierre	836
15		Unibail-Rodamco (m)	2,541

			3,887

		Germany — 0.8%
2		Deutsche Euroshop AG	58
30		IVG Immobilien AG (a) (m)	209

			267

		Hong Kong — 12.5%
84		Hang Lung Group Ltd. (m)	434
365		Hang Lung Properties Ltd. (m)	1,333
367		Link REIT (The) (m)	832
287		New World Development Ltd. (m)	683
58		Sun Hung Kai Properties Ltd. (m)	881
65		Wharf Holdings Ltd. (m)	305

			4,468

		Japan — 30.3%
–	(h)	BLife Investment Corp. (m)	181
–	(h)	Crescendo Investment Corp. (m)	28
–	(h)	Global One Real Estate Investment Corp. (m)	530
–	(h)	Japan Excellent, Inc. (m)	465
–	(h)	Japan Prime Realty Investment Corp. (m)	346
–	(h)	Japan Real Estate Investment Corp.	450
–	(h)	Joint REIT Investment Corp. (m)	209
172		Mitsubishi Estate Co., Ltd. (m)	2,855
150		Mitsui Fudosan Co., Ltd. (m)	2,747
–	(h)	New City Residence Investment Corp. (a) (f) (i)	11
–	(h)	Nippon Accomodations Fund, Inc. (m)	213
–	(h)	Nippon Building Fund, Inc. (m)	851
–	(h)	Nomura Real Estate Office Fund, Inc. (m)	354
–	(h)	Premier Investment Corp. (m)	171
19		Sumitomo Realty & Development Co., Ltd.	390
–	(h)	Tokyu REIT, Inc. (m)	565
–	(h)	Top REIT, Inc. (m)	469

			10,835

		Netherlands — 8.2%
16		Corio N.V. (m)	905
16		Eurocommercial Properties N.V. (m)	552
20		Nieuwe Steen Investments Funds NV (m)	334
8		Vastned Retail N.V. (m)	428
9		Wereldhave N.V. (m)	718

			2,937

		Singapore — 4.4%
328		Ascendas REIT (m)	387
269		CapitaLand Ltd. (m)	713
170		CapitaMall Trust (m)	186
308		CapitaRetail China Trust (m)	298

			1,584

		United Kingdom — 9.3%
65		British Land Co. plc (m)	475
122		Hammerson plc (m)	702
138		Land Securities Group plc (m)	1,232
135		Safestore Holdings plc (m)	221
150		Segro plc (a) (m)	690

			3,320

		Total Investments — 97.5% (Cost $31,158)	34,855

		Other Assets in Excess of Liabilities — 2.5%	902

		NET ASSETS — 100.0%	$35,757

Percentages indicated are based on net assets.

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Diversified	32.8%
Real Estate Management & Development	32.3
Shopping Centers	12.9
Office Property	12.2
Real Estate Investment Trusts (REITs)	8.2
Apartments	1.2
Others (each less than 1.0%)	0.4

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

360,539	AUD
179,038	for GBP	09/03/09	$299	#	$301	#	$2

1,360,373	HKD
229,987	for AUD	09/03/09	191	#	175	#	(16)

1,383,626	HKD
129,064	for EUR	09/03/09	185	#	179	#	(6)

403,516	AUD	09/03/09	317		337		20

1,545,097	CAD	09/03/09	1,387		1,434		47

549,904	CHF	09/03/09	508		515		7

484,326	GBP	09/03/09	785		809		24

1,808,973	HKD	09/03/09	234		234		– (h)

233,195,858	JPY	09/03/09	2,454		2,465		11

4,266,603	SEK	09/03/09	559		591		32

1,609,619	SGD	09/03/09	1,107		1,118		11

4,537,093	ZAR	09/03/09	554		581		27

			$8,580		$8,739		$159

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

1,856,487	AUD	09/03/09	$1,469		$1,549		$(80)

256,649	CAD	09/03/09	224		238		(14)

1,378,695	EUR	09/03/09	1,920		1,965		(45)

4,874,901	HKD	09/03/09	629		629		– (h)

214,857,711	JPY	09/03/09	2,257		2,272		(15)

931,697	SGD	09/03/09	641		647		(6)

			$7,140		$7,300		$(160)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/09 of the currency being sold, and the value at 07/31/09 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

(a)		Non-income producing security.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $11,000 which amounts to less than 0.1% of total investments.

(h)		Amount rounds to less than one thousand (shares or dollars).

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(w)		When-issued security.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $34,182,000 and 98.1% respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,696
Aggregate gross unrealized depreciation	(999)

Net unrealized appreciation/depreciation	$3,697

Federal income tax cost of investments.	$31,158

International Realty Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$—	$6,576	$—	$6,576
Belgium	—	51	—	51
Canada	604	—	—	604
Finland	—	326	—	326
France	—	3,887	—	3,887
Germany	58	209	—	267
Hong Kong	—	4,468	—	4,468
Japan	—	10,824	11	10,835
Netherlands	—	2,937	—	2,937
Singapore	—	1,584	—	1,584
United Kingdom	—	3,320	—	3,320

Total Common Stocks	662	34,182	11	34,855

Total Investments in Securities	$662	$34,182	$11	$34,855

Appreciation in Other Financial Instruments*
Foreign Currency Exchange	$—	$181	$—	$181

Depreciation in Other Financial Instruments*
Foreign Currency Exchange	$—	$(182)	$—	$(182)

* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/08	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 07/31/09

Investments in Securities
Japan	$—	$—	$—	$—	$—	$11	$11

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $4,000.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.4%
	Common Stocks — 95.4%
	Australia — 3.0%
1,195	Australia & New Zealand Banking Group Ltd. (m)	18,465
1,947	Santos Ltd. (m)	23,693

		42,158

	Austria — 1.6%
562	OMV AG (m)	22,303

	Belgium — 1.5%
539	Anheuser-Busch InBev N.V. (m)	21,400

	Brazil — 1.0%
796	Itau Unibanco Banco Multiplo S.A., ADR (m)	14,234

	China — 2.8%
28,490	Bank of China Ltd., Class H (m)	14,160
7,154	China Petroleum & Chemical Corp., Class H (m)	6,378
4,530	China Shenhua Energy Co., Ltd., Class H (m)	18,410

		38,948

	Finland — 1.3%
1,034	Nokia OYJ (m)	13,906
1,576	Ruukki Group OYJ (a) (c)	3,842

		17,748

	France — 15.2%
336	BNP Paribas (m)	24,387
254	Carrefour S.A. (m)	11,887
86	Cie de Saint-Gobain	3,489
301	Compagnie Generale des Etablissements Michelin, Class B (m)	21,728
586	GDF Suez (m)	22,403
209	Lafarge S.A. (m)	15,112
472	Rhodia S.A. (a) (m)	5,137
436	Sanofi-Aventis S.A. (m)	28,533
99	Schneider Electric S.A. (m)	8,948
335	Societe Generale (m)	21,481
168	Sodexo (m)	8,876
445	Total S.A. (m)	24,673
554	Vivendi (m)	14,196

		210,850

	Germany — 9.1%
307	Bayer AG (m)	18,835
720	Daimler AG (m)	33,375
837	E.ON AG (m)	31,638
189	Hamburger Hafen und Logistik AG (c)	8,668
554	Lanxess AG (m)	16,090
117	Muenchener Rueckversicherungs AG (m)	17,643

		126,249

	Greece — 0.4%
680	Sidenor Steel Products Manufacturing Co. S.A. (a) (m)	5,130

	Hong Kong — 1.1%
1,047	Sun Hung Kai Properties Ltd. (m)	15,896

	Indonesia — 1.2%
22,896	Perusahaan Gas Negara PT (m)	8,074
9,387	Telekomunikasi Indonesia Tbk PT (m)	8,393

		16,467

	Italy — 1.9%
3,043	Snam Rete Gas S.p.A. (m)	13,332
4,570	UniCredit S.p.A. (a) (m)	13,335

		26,667

	Japan — 18.0%
435	FUJIFILM Holdings Corp. (m)	13,996
906	Honda Motor Co., Ltd. (m)	28,980
4	Japan Tobacco, Inc. (m)	11,068
1,428	Kubota Corp. (m)	12,771
1,126	Mitsubishi Corp. (m)	22,352
2,496	Mitsubishi Electric Corp. (m)	18,188
3,980	Mitsubishi UFJ Financial Group, Inc. (m)	24,309
1,112	Mitsui & Co., Ltd. (m)	13,853
47	Nintendo Co., Ltd. (m)	12,601
1	Nippon Sheet Glass Co., Ltd.	2
184	Nippon Telegraph & Telephone Corp. (m)	7,604
1,533	Nomura Holdings, Inc. (m)	13,433
1,312	Ricoh Co., Ltd. (m)	17,081
242	Shin-Etsu Chemical Co., Ltd. (m)	12,979
2,252	Sumitomo Heavy Industries Ltd. (m)	10,808
387	Sumitomo Mitsui Financial Group, Inc. (m)	16,478
669	Sumitomo Realty & Development Co., Ltd. (c)	13,718

		250,221

	Luxembourg — 1.5%
579	ArcelorMittal (m)	20,851

	Netherlands — 6.2%
480	ASML Holding N.V. (m)	12,534
1,571	ING Groep N.V. CVA (m)	20,101
841	Koninklijke KPN N.V. (c)	12,649
815	Royal Dutch Shell plc, Class A (m)	21,417
720	Unilever N.V. CVA (m)	19,636

		86,337

	South Korea — 1.0%
136	POSCO, ADR (m)	13,790

	Spain — 3.4%
3,307	Banco Santander S.A. (c)	47,895

	Switzerland — 4.7%
318	Credit Suisse Group AG (m)	15,024
127	Roche Holding AG (m)	20,084
413	UBS AG (a) (m)	6,045
120	Zurich Financial Services AG (m)	23,587

		64,740

	Taiwan — 0.8%
3,019	HON HAI Precision Industry Co., Ltd. (m)	10,425

	United Kingdom — 19.7%
3,688	Barclays plc (m)	18,745
2,882	BP plc (m)	23,898
9,231	BT Group plc (m)	19,486
3,635	Cable & Wireless plc (m)	8,756
2,302	GKN plc (m)	3,946
4,759	HSBC Holdings plc (m)	48,154
502	Imperial Tobacco Group plc (m)	14,319
940	Intercontinental Hotels Group plc (m)	10,656
4,242	International Power plc (m)	18,090
14,645	Lloyds Banking Group plc (m)	20,811
6,305	Logica plc (m)	10,672
1,597	Man Group plc (m)	7,382
582	Peter Hambro Mining plc (m)	6,354
2,382	Prudential plc (m)	17,840
1,853	TUI Travel plc (m)	7,029
18,122	Vodafone Group plc (m)	37,259

		273,397

	Total Long-Term Investments (Cost $1,225,737)	1,325,706

	Short-Term Investment — 3.0%
	Investment Company — 3.0%
41,095	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $41,095)	41,095

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 3.1%
	Investment Company — 3.1%
42,544	JPMorgan Prime Money Market Fund, Capital Shares, 0.320% (b) (l) (Cost $42,544)	42,544

	Total Investments — 101.5% (Cost $1,309,376 )	1,409,345
	Liabilities in Excess of Other Assets — (1.5)%	(21,505)

	NET ASSETS — 100.0%	$1,387,840

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	20.7%
Oil, Gas & Consumable Fuels	10.3
Pharmaceuticals	4.9
Automobiles	4.6
Insurance	4.3
Diversified Telecommunication Services	4.2
Metals & Mining	3.4
Capital Markets	3.1
Wireless Telecommunication Services	2.7
Trading Companies & Distributors	2.6
Chemicals	2.5
Electric Utilities	2.3
Real Estate Management & Development	2.2
Electrical Equipment	2.0
Hotels, Restaurants & Leisure	1.9
Auto Components	1.9
Tobacco	1.9
Electronic Equipment, Instruments & Components	1.8
Machinery	1.7
Multi-Utilities	1.6
Gas Utilities	1.6
Beverages	1.6
Diversified Financial Services	1.5
Food Products	1.4
Independent Power Producers & Energy Traders	1.3
Office Electronics	1.2
Construction Materials	1.1
Media	1.0
Communications Equipment	1.0
Short-Term Investment	3.0
Others (each less than 1.0%)	4.7

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
53	TOPIX	09/10/09	$5,532	$94
202	Dow Jones Euro STOXX 50 Index	09/18/09	7,589	609
61	FTSE 100 Index	09/18/09	4,663	282

				$985

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/09		NET UNREALIZED APPRECIATION (DEPRECIATION)

9,175,797	AUD
7,887,699	for CHF	08/26/09	$7,383	#	$7,661	#	$278

4,884,669	EUR
7,661,544	for CAD	08/26/09	7,113	#	6,962	#	(151)

10,515,934	EUR
114,310,023	for SEK	08/26/09	15,843	#	14,989	#	(854)

74,037,192	AUD	08/26/09	57,409		61,812		4,403

14,601,043	CHF	08/26/09	13,511		13,666		155

14,114,276	DKK	08/26/09	2,576		2,700		124

63,351,281	EUR	08/26/09	88,611		90,299		1,688

32,871,369	GBP	08/26/09	52,929		54,908		1,979

106,298,662	HKD	08/26/09	13,720		13,719		(1)

7,052,977,392	JPY	08/26/09	74,103		74,552		449

64,879,492	NOK	08/26/09	10,024		10,579		555

296,980,951	SEK	08/26/09	38,622		41,160		2,538

21,568,441	SGD	08/26/09	14,801		14,985		184

			$396,645		$407,992		$11,347

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

9,461,445	AUD	08/26/09	$7,272	$7,899	$(627)

59,493,925	CHF	08/26/09	54,019	55,684	(1,665)

100,075,229	EUR	08/26/09	138,780	142,645	(3,865)

45,325,689	GBP	08/26/09	73,409	75,711	(2,302)

4,046,511,329	JPY	08/26/09	42,334	42,773	(439)

14,196,014	NOK	08/26/09	2,214	2,315	(101)

			$318,028	$327,027	$(8,999)

#For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/09 of the currency being sold, and the value at 07/31/09 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments (excluding Investments of Cash Collateral for Securities on Loan), of the investments that apply the fair valuation policy for the international investments are approximately $1,297,681,000 and 94.9% respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,734
Aggregate gross unrealized depreciation	(46,765)

Net unrealized appreciation/depreciation	$99,969

Federal income tax cost of investments	$1,309,376

International Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$—	$42,158	$—	$42,158
Austria	—	22,303	—	22,303
Belgium	—	21,400	—	21,400
Brazil	14,234	—	—	14,234
China	—	38,948	—	38,948
Finland	—	17,748	—	17,748
France	25,217	185,633	—	210,850
Germany	—	126,249	—	126,249
Greece	—	5,130	—	5,130
Hong Kong	—	15,896	—	15,896
Indonesia	—	16,467	—	16,467
Italy	—	26,667	—	26,667
Japan	—	250,221	—	250,221
Luxembourg	—	20,851	—	20,851
Netherlands	—	86,337	—	86,337
South Korea	13,790	—	—	13,790
Spain	—	47,895	—	47,895
Switzerland	—	64,740	—	64,740
Taiwan	—	10,425	—	10,425
United Kingdom	—	273,397	—	273,397

Total Common Stocks	53,241	1,272,465	—	1,325,706

Short-Term Investments
Investment Companies	41,095	—	—	41,095
Investments of Cash Collateral for Securities on Loan Investment Companies	42,544	—	—	42,544

Total Investments in Securities	$136,880	$1,272,465	$—	$1,409,345

Appreciation in Other Financial Instruments*
Foreign Currency Exchange	$—	$12,353	$—	$12,353
Futures	985	—	—	985

Total Appreciation in Other Financial Instruments	$985	$12,353	$—	$13,338

Depreciation in Other Financial Instruments*
Foreign Currency Exchange	$—	$(10,005)	$—	$(10,005)

*	Other financial instruments include futures, forwards and swap contracts.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 89.5%
	Common Stocks — 89.5%
	Australia — 7.6%
239	Australia & New Zealand Banking
	Group Ltd. (m)	3,694
463	Santos Ltd. (m)	5,630

		9,324

	Austria — 4.3%
135	OMV AG (m)	5,350

	Belgium — 4.1%
127	Anheuser-Busch InBev N.V. (m)	5,046

	China — 6.2%
6,681	Bank of China Ltd., Class H (m)	3,321
1,059	China Shenhua Energy Co., Ltd., Class H (m)	4,304

		7,625

	Finland — 0.3%
128	Ruukki Group OYJ (a)	313

	France — 16.5%
60	Carrefour S.A. (m)	2,790
11	Cie de Saint-Gobain	425
71	Compagnie Generale des Etablissements Michelin, Class B (m)	5,124
47	Lafarge S.A. (m)	3,360
102	Rhodia S.A. (a) (m)	1,113
24	Schneider Electric S.A. (m)	2,139
40	Sodexo (m)	2,093
131	Vivendi (m)	3,348

		20,392

	Germany — 8.2%
45	Hamburger Hafen und Logistik AG	2,061
135	Lanxess AG (m)	3,916
28	Muenchener Rueckversicherungs AG (m)	4,208

		10,185

	Greece — 1.0%
165	Sidenor Steel Products Manufacturing Co. S.A. (a) (m)	1,247

	Indonesia — 1.5%
5,401	Perusahaan Gas Negara PT (m)	1,905

	Italy — 3.9%
718	Snam Rete Gas S.p.A. (m)	3,143
557	UniCredit S.p.A. (a) (m)	1,626

		4,769

	Japan — 18.7%
1	Japan Tobacco, Inc. (m)	2,609
589	Mitsubishi Electric Corp. (m)	4,292
262	Mitsui & Co., Ltd. (m)	3,266
309	Ricoh Co., Ltd. (m)	4,023
57	Shin-Etsu Chemical Co., Ltd. (m)	3,062
531	Sumitomo Heavy Industries Ltd. (m)	2,549
158	Sumitomo Realty & Development Co., Ltd.	3,240

		23,041

	Netherlands — 3.7%
169	Unilever N.V. CVA (m)	4,597

	Taiwan — 1.7%
310	HON HAI Precision Industry Co., Ltd., GDR (m)	2,154

	United Kingdom — 11.8%
878	Cable & Wireless plc (m)	2,114
267	GKN plc (m)	458
995	International Power plc (m)	4,244
1,487	Logica plc (m)	2,517
377	Man Group plc (m)	1,741
137	Peter Hambro Mining plc (m)	1,498
39	Prudential plc (m)	294
437	TUI Travel plc (m)	1,657

		14,523

	Total Long-Term Investments (Cost $100,121)	110,471

	Short-Term Investment — 3.8%
	Investment Company — 3.8%
4,705	JPMorgan Prime Money Market Fund,
	Institutional Class Shares, 0.280% (b) (l) (Cost $4,705)	4,705

	Total Investments — 93.3% (Cost $104,826)	115,176
	Other Assets in Excess of Liabilities — 6.7%	8,303

	NET ASSETS — 100.0%	$123,479

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	13.3%
Commercial Banks	7.5
Chemicals	7.0
Electrical Equipment	5.6
Auto Components	4.8
Gas Utilities	4.4
Beverages	4.4
Food Products	4.0
Insurance	3.9
Independent Power Producers & Energy Traders	3.7
Office Electronics	3.5
Hotels, Restaurants & Leisure	3.3
Construction Materials	2.9
Media	2.9
Trading Companies & Distributors	2.8
Real Estate Management & Development	2.8
Food & Staples Retailing	2.4
Metals & Mining	2.4
Tobacco	2.3
Machinery	2.2
IT Services	2.2
Electronic Equipment, Instruments & Components	1.9
Diversified Telecommunication Services	1.8
Transportation Infrastructure	1.8
Capital Markets	1.5
Short-Term Investment	4.1
Others (each less than 1.0%)	0.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for international investments are approximately $110,471,000 and 95.9% respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,681
Aggregate gross unrealized depreciation	(4,331)

Net unrealized appreciation/depreciation	$10,350

Federal income tax cost of investments	$104,826

International Value SMA Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$—	$9,324	$—	$9,324
Austria	—	5,350	—	5,350
Belgium	—	5,046	—	5,046
China	—	7,625	—	7,625
Finland	—	313	—	313
France	—	20,392	—	20,392
Germany	—	10,185	—	10,185
Greece	—	1,247	—	1,247
Indonesia	—	1,905	—	1,905
Italy	—	4,769	—	4,769
Japan	—	23,041	—	23,041
Netherlands	—	4,597	—	4,597
Taiwan	—	2,154	—	2,154
United Kingdom	—	14,523	—	14,523

Total Common Stocks	—	110,471	—	110,471

Short-Term Investments Investment Companies	4,705	—	—	4,705

Total Investments in Securities	$4,705	$110,471	$—	$115,176

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.5%
	Common Stocks — 98.0%
	Austria — 0.3%
16	Intercell AG (a) (c)	597

	Belgium — 1.3%
47	Anheuser-Busch InBev N.V. (m)	1,865
18	Dexia S.A. (a) (c)	141
65	Fortis (a) (m)	250
7	KBC Groep N.V. (a) (m)	157
30	Telenet Group Holding N.V. (a) (c)	694

		3,107

	Bermuda — 0.4%
52	Seadrill Ltd. (c)	831

	Denmark — 1.4%
52	Danske Bank A/S (a) (m)	1,071
28	NKT Holding A/S (a)	1,066
17	Novo Nordisk A/S, Class B (m)	1,007

		3,144

	Finland — 0.4%
91	Huhtamaki OYJ (m)	1,030

	France — 12.4%
66	Atos Origin S.A. (a) (m)	3,027
62	AXA S.A. (m)	1,313
53	BNP Paribas (m)	3,821
22	Compagnie Generale des Etablissements Michelin, Class B	1,590
42	GDF Suez (m)	1,610
28	Gemalto N.V. (a) (m)	1,031
9	Lafarge S.A. (m)	637
18	Nexity (c)	613
23	PPR	2,525
10	Renault S.A. (a) (m)	406
34	Sanofi-Aventis S.A. (m)	2,237
101	SCOR SE (m)	2,426
48	Technip S.A. (m)	2,881
40	Total S.A. (m)	2,232
16	Vallourec	2,123

		28,472

	Germany — 6.9%
112	Aixtron AG (m)	1,841
9	Allianz SE (m)	879
34	Bayerische Motoren Werke AG (m)	1,568
44	Daimler AG (m)	2,018
63	E.ON AG (m)	2,370
91	Freenet AG (a) (m)	1,114
24	Hannover Rueckversicherung AG (a) (m)	983
6	Muenchener Rueckversicherungs AG (m)	973
13	Siemens AG (m)	1,052
106	United Internet AG (a) (c)	1,347
3	Volkswagen AG (m)	1,096
51	Wirecard AG (m)	543

		15,784

	Greece — 2.3%
879	Alapis Holding Industrial and Commercial S.A. (m)	1,244
94	JUMBO S.A. (m)	1,028
41	National Bank of Greece S.A. (a) (m)	1,208
83	Public Power Corp. S.A. (a) (m)	1,802

		5,282

	Ireland — 0.2%
66	Dragon Oil plc (a) (m)	368

	Italy — 3.0%
472	Enel S.p.A. (m)	2,568
45	ENI S.p.A. (m)	1,055
353	Intesa Sanpaolo S.p.A. (a) (m)	1,313
270	Maire Tecnimont S.p.A. (m)	1,083
56	Mediobanca S.p.A. (m)	785

		6,804

	Luxembourg — 0.5%
29	ArcelorMittal (m)	1,050

	Netherlands — 5.0%
62	Akzo Nobel N.V. (m)	3,420
42	ASML Holding N.V. (m)	1,101
42	Imtech N.V. (m)	883
29	Koninklijke Philips Electronics N.V. (m)	668
21	Koninklijke Vopak N.V. (a) (m)	1,240
60	Royal Dutch Shell plc, Class A (m)	1,580
91	Unilever N.V. CVA (m)	2,487

		11,379

	Norway — 0.6%
36	Leroy Seafood Group ASA (m)	595
1,155	Marine Harvest (a) (m)	728

		1,323

	Portugal — 0.6%
143	Portugal Telecom SGPS S.A. (m)	1,458

	Spain — 8.9%
91	Antena 3 de Television S.A. (c)	898
360	Banco Bilbao Vizcaya Argentaria S.A. (c)	5,899
365	Banco Santander S.A. (c)	5,281
15	Endesa S.A. (m)	402
50	Gestevision Telecinco S.A.	566
123	Obrascon Huarte Lain S.A. (m)	2,981
252	Promotora de Informaciones S.A. (a) (c)	1,385
19	Repsol YPF S.A. (m)	443
97	Telefonica S.A. (m)	2,423

		20,278

	Sweden — 6.9%
343	Boliden AB (m)	3,692
91	Electrolux AB, Class B (a) (m)	1,709
8	Loomis AB, Class B (m)	74
73	SKF AB, Class B (c)	1,089
203	Svenska Cellulosa AB, Class B (m)	2,607
46	Svenska Handelsbanken AB, Class A (m)	1,134
106	Swedish Match AB (m)	2,014
174	Tele2 AB, Class B (m)	2,338
244	Trelleborg AB, Class B (a) (m)	1,226

		15,883

	Switzerland — 9.8%
61	ABB Ltd. (a) (m)	1,115
112	Credit Suisse Group AG (m)	5,297
58	Nestle S.A. (m)	2,397
86	Novartis AG (m)	3,928
14	Panalpina Welttransport Holding AG (m)	1,042
41	Roche Holding AG (m)	6,496
11	Zurich Financial Services AG (m)	2,128

		22,403

	United Kingdom — 37.1%
146	Amlin plc (m)	812
68	Anglo American plc (m)	2,189
124	Antofagasta plc (m)	1,571
135	AstraZeneca plc (m)	6,277
117	Atkins WS plc (m)	1,245
185	Aviva plc (m)	1,082
728	Barclays plc (m)	3,700
112	BHP Billiton plc (m)	2,942
868	BP plc (m)	7,199
190	Britvic plc (m)	1,081
1,436	BT Group plc, Class A (m)	3,032
158	Eurasian Natural Resources Corp. (m)	2,286
434	G4S plc (m)	1,550
184	GlaxoSmithKline plc (m)	3,521
528	HSBC Holdings plc (m)	5,346
36	Imperial Tobacco Group plc (m)	1,015
1,804	ITV plc (m)	1,212
282	Kazakhmys plc (m)	4,040
421	Kingfisher plc (m)	1,498
148	Liberty Acquisition Holdings International Co. (a) (m)	2,010
3,323	Lloyds Banking Group plc (m)	4,723
512	Marks & Spencer Group plc (m)	2,964
612	Meggitt plc (m)	1,846
57	Next plc (m)	1,619
161	Petrofac Ltd. (m)	2,021
398	QinetiQ Group plc (m)	899
30	Reckitt Benckiser Group plc (m)	1,444
524	Royal Bank of Scotland Group plc (a) (m)	390
245	Sage Group plc (The) (m)	799
308	SSL International plc (m)	2,911
57	Standard Chartered plc (m)	1,359
201	Tate & Lyle plc (m)	1,233
11	Telecom Plus plc (m)	50
567	Tullett Prebon plc (m)	3,369
51	Tullow Oil plc (m)	840
11	Unilever plc (m)	279
1,282	Vodafone Group plc (m)	2,636
128	WH Smith plc (m)	911
246	Wm Morrison Supermarkets plc (m)	1,104

		85,005

	Total Common Stocks (Cost $185,345)	224,198

	Preferred Stocks — 0.5%
	Germany — 0.5%
3	Porsche Automobil Holding SE (m)	204
11	Volkswagen AG (m)	894

	Total Preferred Stocks (Cost $775)	1,098

	Total Long-Term Investments (Cost $186,120)	225,296

NUMBER OF
RIGHTS

Rights — 0.1%
Germany — 0.1%
525	Infineon Technologies AG, expiring 08/03/09 (a) (m) (Cost $—)	195

SHARES

	Investment of Cash Collateral for Securities on Loan — 4.8%
	Investment Company — 4.8%
11,035	JPMorgan Prime Money Market
	Fund, Capital Shares, 0.320% (b) (l) (Cost $11,035)	11,035

	Total Investments — 103.4% (Cost $197,155)	236,526
	Liabilities in Excess of Other Assets — (3.4)%	(7,698)

	NET ASSETS — 100.0%	$228,828

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments: (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	15.8%
Pharmaceuticals	11.0
Metals & Mining	7.9
Oil, Gas & Consumable Fuels	6.1
Insurance	4.7
Diversified Telecommunication Services	4.4
Capital Markets	4.2
Food Products	3.4
Electric Utilities	3.2
Multiline Retail	3.2
Automobiles	2.7
Energy Equipment & Services	2.5
Machinery	2.4
Construction & Engineering	2.2
Media	1.8
Wireless Telecommunication Services	1.7
IT Services	1.6
Chemicals	1.5
Semiconductors & Semiconductor Equipment	1.4
Tobacco	1.3
Beverages	1.3
Health Care Equipment & Supplies	1.3
Aerospace & Defense	1.2
Paper & Forest Products	1.2
Specialty Retail	1.1
Household Durables	1.0
Diversified Financial Services	1.0
Others (each less than 1.0%)	8.9

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
61	Dow Jones Euro STOXX 50 Index	09/18/09	$2,292	$(17)
15	FTSE 100 Index	09/18/09	1,147	(7)

				$(24)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA —	Dutch Certification

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $221,376,000 and 98.2%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,223
Aggregate gross unrealized depreciation	(852)

Net unrealized appreciation/depreciation	$39,371

Federal income tax cost of investments	$197,155

Intrepid European Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Austria	$—	$597	$—	$597
Belgium	—	3,107	—	3,107
Bermuda	—	831	—	831
Denmark	—	3,144	—	3,144
Finland	—	1,030	—	1,030
France	—	28,472	—	28,472
Germany	—	15,784	—	15,784
Greece	—	5,282	—	5,282
Ireland	—	368	—	368
Italy	—	6,804	—	6,804
Luxembourg	—	1,050	—	1,050
Netherlands	—	11,379	—	11,379
Norway	—	1,323	—	1,323
Portugal	—	1,458	—	1,458
Spain	—	20,278	—	20,278
Sweden	—	15,883	—	15,883
Switzerland	—	22,403	—	22,403
United Kingdom	—	85,005	—	85,005

Total Common Stocks	—	224,198	—	224,198

Preferred Stocks
Germany	—	1,098	—	1,098

Total Preferred Stocks	—	1,098	—	1,098

Rights
Germany	—	195	—	195

Investments of Cash Collateral for Securities on Loan Investment Companies	11,035	—	—	11,035

Total Investments in Securities	$11,035	$225,491	$—	$236,526

Depreciation in Other Financial Instruments*
Futures	$(24)	$—	$—	$(24)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 99.5%
		Common Stocks — 98.7%
		Australia — 3.4%
800		Alumina Ltd. (m)	1,144
291		BHP Billiton Ltd. (m)	9,175
47		Macquarie Group Ltd. (m)	1,717
55		Newcrest Mining Ltd. (m)	1,380
113		Westpac Banking Corp. (m)	2,027

			15,443

		Austria — 0.2%
25		Voestalpine AG	684

		Belgium — 0.7%
44		Anheuser-Busch InBev N.V. (m)	1,738
394		Fortis (a) (m)	1,517

			3,255

		China — 2.0%
1,677		China Construction Bank Corp., Class H	1,347
306		China Life Insurance Co., Ltd., Class H (m)	1,355
695		China Merchants Bank Co., Ltd., Class H (m)	1,630
411		China Shenhua Energy Co., Ltd., Class H (m)	1,668
385		Guangzhou R&F Properties Co., Ltd., Class H (m)	845
1,807		Industrial & Commercial Bank of China, Class H (m)	1,297
119		Ping An Insurance Group Co. of China Ltd., Class H (m)	1,051

			9,193

		Denmark — 1.0%
24		Carlsberg A/S, Class B (m)	1,642
30		D/S Norden (m)	1,085
25		Novo Nordisk A/S, Class B (m)	1,467
6		Vestas Wind Systems A/S (a) (m)	399

			4,593

		Finland — 1.0%
37		Konecranes OYJ (m)	1,007
56		Metso OYJ (m)	1,172
190		Nokia OYJ (m)	2,551

			4,730

		France — 10.2%
10		Accor S.A. (m)	412
156		AXA S.A. (m)	3,303
56		BNP Paribas (m)	4,101
43		Bouygues S.A. (m)	1,815
16		Casino Guichard Perrachon S.A. (m)	1,127
32		Cie de Saint-Gobain	1,290
16		CNP Assurances (m)	1,434
84		Credit Agricole S.A. (m)	1,196
89		France Telecom S.A. (m)	2,219
59		GDF Suez (m)	2,266
6		Groupe Danone S.A. (m)	310
30		Lafarge S.A. (m)	2,172
18		LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,669

25		Pernod-Ricard S.A.	1,934
19		PPR (m)	2,131
30		Renault S.A. (a) (m)	1,286
67		Sanofi-Aventis S.A. (m)	4,388
14		Schneider Electric S.A. (m)	1,316
32		Societe Generale (m)	2,060
13		Technip S.A. (m)	810
149		Total S.A. (m)	8,283
36		Vivendi (m)	911

			46,433

		Germany — 7.7%
20		Allianz SE (m)	1,958
44		BASF SE (m)	2,186
48		Bayer AG (m)	2,924
42		Bayerische Motoren Werke AG (m)	1,942
36		Daimler AG (m)	1,668
31		Deutsche Bank AG (m)	2,015
13		Deutsche Boerse AG (m)	1,001
158		E.ON AG (m)	5,978
19		Linde AG (m)	1,792
13		MAN AG (m)	888
9		Muenchener Rueckversicherungs AG (m)	1,352
246		Premiere AG (a) (m)	1,031
23		RWE AG (m)	1,913
12		Salzgitter AG (m)	1,182
46		SAP AG (m)	2,147
50		Siemens AG (m)	4,015
3		Volkswagen AG (m)	1,124

			35,116

		Greece — 0.4%
148		Piraeus Bank S.A. (a) (m)	1,764

		Hong Kong — 2.7%
1,340		CNOOC Ltd. (m)	1,783
252		Esprit Holdings Ltd. (m)	1,816
516		Hang Lung Properties Ltd. (m)	1,885
217		Hutchison Whampoa Ltd. (m)	1,622
101		Jardine Strategic Holdings Ltd. (m)	1,634
188		Melco Crown Entertainment Ltd., ADR (a) (m)	1,048
97		Swire Pacific Ltd., Class A (m)	1,088
263		Wharf Holdings Ltd. (m)	1,234

			12,110

		India — 0.3%
23		Reliance Capital Ltd., GDR (m)	416
11		Reliance Industries Ltd., GDR (a) (e) (m)	858

			1,274

		Indonesia — 0.3%
1,588		Bank Rakyat Indonesia (m)	1,167

		Ireland — 0.2%
343		C&C Group plc (m)	1,003

		Israel — 0.4%
37		Teva Pharmaceutical Industries Ltd., ADR (m)	2,000

		Italy — 2.2%
313		Enel S.p.A. (m)	1,700
143		ENI S.p.A. (m)	3,352
41		Fiat S.p.A. (a) (m)	451
657		Intesa Sanpaolo S.p.A. (a) (m)	2,443
728		UniCredit S.p.A. (a) (m)	2,125

			10,071

		Japan — 21.3%
60		Aisin Seiki Co., Ltd. (m)	1,543
150		Asahi Glass Co., Ltd. (m)	1,297
39		Astellas Pharma, Inc. (m)	1,478
12		Autobacs Seven Co., Ltd. (m)	408
66		Canon, Inc. (m)	2,435
–	(h)	Central Japan Railway Co. (m)	595
56		Chugai Pharmaceutical Co., Ltd. (m)	1,025
225		Daiwa Securities Group, Inc. (m)	1,321
45		Dentsu, Inc.	936
12		Disco Corp. (m)	642
32		East Japan Railway Co. (m)	1,823
7		Fast Retailing Co., Ltd. (m)	880
45		FUJIFILM Holdings Corp. (m)	1,447
69		Hitachi Transport System Ltd. (m)	870
139		Honda Motor Co., Ltd. (m)	4,439
253		ITOCHU Corp. (m)	1,883
1		Japan Tobacco, Inc. (m)	1,849
24		JFE Holdings, Inc. (m)	972
5		Keyence Corp. (m)	945
67		Kirin Holdings Co., Ltd. (m)	998
108		Komatsu Ltd. (m)	1,746
210		Kubota Corp. (m)	1,878
16		Kyocera Corp. (m)	1,316
41		Makita Corp. (m)	998
492		Mazda Motor Corp. (m)	1,277
177		Mitsubishi Corp. (m)	3,523
239		Mitsubishi Electric Corp. (m)	1,742
78		Mitsubishi Gas Chemical Co., Inc. (m)	479
296		Mitsubishi Heavy Industries Ltd. (m)	1,180
512		Mitsubishi UFJ Financial Group, Inc. (m)	3,126
183		Mitsui & Co., Ltd. (m)	2,280
108		Mitsui Fudosan Co., Ltd. (m)	1,978
34		Murata Manufacturing Co., Ltd. (m)	1,661
25		Nidec Corp. (m)	1,818
9		Nintendo Co., Ltd. (m)	2,418
363		Nippon Steel Corp. (m)	1,445
44		Nippon Telegraph & Telephone Corp. (m)	1,833
245		Nissan Motor Co., Ltd. (m)	1,781
18		Nitori Co., Ltd. (m)	1,299
198		Nomura Holdings, Inc. (m)	1,732
1		NTT DoCoMo, Inc. (m)	1,194
206		Obayashi Corp. (m)	914
22		ORIX Corp.	1,383
101		Panasonic Corp. (m)	1,600
90		Ricoh Co., Ltd. (m)	1,172
11		Rohm Co., Ltd. (m)	778
21		Secom Co., Ltd. (m)	875
41		Seven & I Holdings Co., Ltd. (m)	965
27		Shin-Etsu Chemical Co., Ltd. (m)	1,443
46		Shionogi & Co., Ltd. (m)	945
10		SMC Corp. (m)	1,170
48		Sony Corp. (m)	1,338
–	(h)	Sony Financial Holdings, Inc. (m)	1,297
38		Sumco Corp.	710
176		Sumitomo Corp. (m)	1,735
87		Sumitomo Electric Industries Ltd. (m)	1,074
38		Sumitomo Mitsui Financial Group, Inc. (m)	1,600
202		Sumitomo Trust & Banking Co., Ltd. (The) (m)	1,101
52		Suzuki Motor Corp. (m)	1,310
108		Takashimaya Co., Ltd. (m)	887
33		Takeda Pharmaceutical Co., Ltd. (m)	1,317
41		Tokio Marine Holdings, Inc. (m)	1,167
143		Tokyo Tatemono Co., Ltd. (m)	696
87		Toyota Motor Corp. (m)	3,656
4		Yahoo! Japan Corp.	1,443
18		Yamada Denki Co., Ltd. (m)	1,135
95		Yamaguchi Financial Group, Inc. (m)	1,295

			97,496

		Luxembourg — 0.5%
59		ArcelorMittal (m)	2,125

		Mexico — 0.7%
30		America Movil S.A.B. de C.V., Series L, ADR (m)	1,307
45		Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	1,748

			3,055

		Netherlands — 4.1%
19		ASML Holding N.V. (m)	501
243		ING Groep N.V. CVA (m)	3,112
37		Koninklijke Ahold N.V. (m)	422
33		Koninklijke DSM N.V.	1,171
111		Koninklijke KPN N.V.	1,671
72		Koninklijke Philips Electronics N.V. (m)	1,644
122		Reed Elsevier N.V.	1,274
302		Royal Dutch Shell plc, Class B (m)	7,825
65		Wolters Kluwer N.V.	1,280

			18,900

		Norway — 0.7%
98		DnB NOR ASA (a) (m)	853
676		DNO International ASA (a) (m)	830
62		StatoilHydro ASA (m)	1,317

			3,000

		Portugal — 0.3%
321		EDP - Energias de Portugal S.A. (m)	1,271

		Singapore — 0.4%
803		Singapore Telecommunications Ltd. (m)	1,951

		South Korea — 0.9%
17		Hyundai Motor Co. (m)	1,213
8		LG Electronics, Inc. (m)	864
4		Samsung Electronics Co., Ltd. (m)	2,262

			4,339

		Spain — 4.0%
188		Banco Bilbao Vizcaya Argentaria S.A.	3,081
413		Banco Santander S.A.	5,987
235		Iberdrola S.A. (m)	2,011
33		Inditex S.A.	1,794
224		Telefonica S.A. (m)	5,566

			18,439

		Sweden — 1.0%
148		Atlas Copco AB, Class A (m)	1,767
88		Electrolux AB, Class B (a) (m)	1,643
131		Telefonaktiebolaget LM Ericsson, Class B (m)	1,294

			4,704

		Switzerland — 9.5%
123		ABB Ltd. (a) (m)	2,242
16		Actelion Ltd. (a) (m)	908
34		Adecco S.A. (m)	1,614
52		Compagnie Financiere Richemont S.A., Class A (m)	1,286
56		Credit Suisse Group AG (m)	2,623
30		Holcim Ltd. (a) (m)	1,846
22		Julius Baer Holding AG (m)	1,039
216		Nestle S.A. (m)	8,876
135		Novartis AG (m)	6,154
46		Roche Holding AG (m)	7,192
6		Swatch Group AG (The) (m)	1,166
6		Syngenta AG (m)	1,471
134		UBS AG (a) (m)	1,967
166		Xstrata plc (m)	2,243
15		Zurich Financial Services AG (m)	2,964

			43,591

		Taiwan — 0.3%
145		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	1,522

		United Kingdom — 22.3%
316		3i Group plc (m)	1,444
63		Anglo American plc (m)	2,029
71		AstraZeneca plc (m)	3,321
43		Autonomy Corp. plc (a) (m)	838
162		Aviva plc (m)	944
227		BAE Systems plc (m)	1,165
645		Barclays plc (m)	3,276
191		BG Group plc (m)	3,196
933		BP plc (m)	7,735
99		British American Tobacco plc (m)	3,074
203		Burberry Group plc (m)	1,560
47		Carnival plc (m)	1,357
347		Centrica plc (m)	1,278
157		Compass Group plc (m)	847
176		Enterprise Inns plc (m)	420
449		Game Group plc (m)	1,103
240		GlaxoSmithKline plc (m)	4,596
108		Greene King plc (m)	762
108		Home Retail Group plc (m)	566
1,013		HSBC Holdings plc (m)	10,253
227		ICAP plc (m)	1,721
65		Imperial Tobacco Group plc (m)	1,854
2,743		Inchcape plc (m)	1,260
253		International Power plc (m)	1,081
1,827		ITV plc (m)	1,227
227		J Sainsbury plc (m)	1,207
130		Kazakhmys plc (m)	1,863
413		Kingfisher plc (m)	1,471
1,157		Lloyds Banking Group plc (m)	1,644
381		Man Group plc (m)	1,762
332		Marks & Spencer Group plc (m)	1,918
73		Peter Hambro Mining plc (m)	794
62		Petrofac Ltd. (m)	776
36		Premier Oil plc (a) (m)	743
241		Prudential plc (m)	1,805
34		Reckitt Benckiser Group plc (m)	1,657
81		Rio Tinto plc (m)	3,364
40		SABMiller plc (m)	923
151		Standard Chartered plc (m)	3,591
434		Tesco plc (m)	2,659
132		Unilever plc (m)	3,470
91		Vedanta Resources plc (m)	2,685
3,461		Vodafone Group plc (m)	7,117
394		Wm Morrison Supermarkets plc (m)	1,768
81		Wolseley plc (a) (m)	1,806
269		WPP plc (m)	2,075

			102,005

		Total Common Stocks (Cost $404,273)	451,234

		Preferred Stocks — 0.8%
		Brazil — 0.4%
48		Petroleo Brasileiro S.A., ADR (m)	1,609

		Germany — 0.4%
13		Fresenius SE (m)	710
15		Porsche Automobil Holding SE (m)	998

			1,708

		Total Preferred Stocks (Cost $1,746)	3,317

		Total Long-Term Investments (Cost $406,019)	454,551

		Short-Term Investment — 0.0% (g)
		Investment Company — 0.0% (g)
200		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $200)	200

		Total Investments — 99.5% (Cost $406,219)	454,751
		Other Assets in Excess of Liabilities— 0.5%	2,328

		NET ASSETS — 100.0%	$457,079

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	12.5%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	8.1
Metals & Mining	6.8
Automobiles	4.6
Insurance	4.1
Capital Markets	3.8
Diversified Telecommunication Services	2.9
Food Products	2.8
Trading Companies & Distributors	2.5
Electric Utilities	2.4
Machinery	2.4
Beverages	2.2
Specialty Retail	2.2
Wireless Telecommunication Services	2.1
Industrial Conglomerates	2.0
Media	1.9
Chemicals	1.9
Food & Staples Retailing	1.8
Real Estate Management & Development	1.7
Electronic Equipment, Instruments & Components	1.6
Tobacco	1.5
Electrical Equipment	1.5
Household Durables	1.4
Semiconductors & Semiconductor Equipment	1.4
Diversified Financial Services	1.3
Textiles, Apparel & Luxury Goods	1.2
Multi-Utilities	1.2
Software	1.2
Multiline Retail	1.1
Hotels, Restaurants & Leisure	1.1
Others (each less than 1.0%)	8.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for international investments are approximately $442,827,000 and 97.4%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,580
Aggregate gross unrealized depreciation	(22,048)

Net unrealized appreciation/depreciation	$48,532

Federal income tax cost of investments	$406,219

Intrepid International Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Australia	$—	$15,443	$—	$15,443
Austria	—	684	—	684
Belgium	—	3,255	—	3,255
China	—	9,193	—	9,193
Denmark	—	4,593	—	4,593
Finland	—	4,730	—	4,730
France	—	46,433	—	46,433
Germany	—	35,116	—	35,116
Greece	—	1,764	—	1,764
Hong Kong	2,682	9,428	—	12,110
India	—	1,274	—	1,274
Indonesia	—	1,167	—	1,167
Ireland	—	1,003	—	1,003
Israel	2,000	—	—	2,000
Italy	—	10,071	—	10,071
Japan	—	97,496	—	97,496
Luxembourg	—	2,125	—	2,125
Mexico	1,748	1,307	—	3,055
Netherlands	—	18,900	—	18,900
Norway	—	3,000	—	3,000
Portugal	—	1,271	—	1,271
Singapore	—	1,951	—	1,951
South Korea	—	4,339	—	4,339
Spain	—	18,439	—	18,439
Sweden	—	4,704	—	4,704
Switzerland	—	43,591	—	43,591
Taiwan	—	1,522	—	1,522
United Kingdom	—	102,005	—	102,005

Total Common Stocks	6,430	444,804	—	451,234

Preferred Stocks
Brazil	—	1,609	—	1,609
Germany	—	1,708	—	1,708

Total Preferred Stocks	—	3,317	—	3,317

Short-Term Investments Investment Companies	200	—	—	200

Total Investments in Securities	$6,630	$448,121	$—	$454,751

JPMorgan Intrepid Japan Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 100.9%
		Common Stocks — 100.9%
		Consumer Discretionary — 22.5%
		Auto Components — 3.2%
8		Aichi Machine Industry Co., Ltd. (a)	23
6		Bridgestone Corp.	97
4		Denso Corp.	123
3		NGK Spark Plug Co., Ltd.	33
1		Takata Corp.	14
2		Toyota Industries Corp.	57
5		U-Shin Ltd.	27

			374

		Automobiles — 8.8%
11		Honda Motor Co., Ltd.	339
20		Nissan Motor Co., Ltd.	143
13		Toyota Motor Corp.	529

			1,011

		Household Durables — 4.1%
1		Funai Electric Co., Ltd.	37
8		Panasonic Corp.	131
1		Rinnai Corp.	22
16		Sharp Corp.	177
4		Sony Corp.	109

			476

		Internet & Catalog Retail — 0.4%
–	(h)	Rakuten, Inc.	52

		Leisure Equipment & Products — 2.5%
4		Kimoto Co., Ltd.	21
1		Mars Engineering Corp.	31
6		Nikon Corp.	121
1		Sankyo Co., Ltd.	65
4		Sega Sammy Holdings, Inc.	51

			289

		Media — 0.1%
–	(h)	TV Asahi Corp.	14

		Multiline Retail — 0.6%
1		Don Quijote Co., Ltd.	12
9		Marui Group Co., Ltd.	61

			73

		Specialty Retail — 2.6%
2		Alpen Co., Ltd.	35
1		Aoyama Trading Co., Ltd.	24
–	(h)	Autobacs Seven Co., Ltd.	10
2		Culture Convenience Club Co., Ltd.	11
4		DCM Japan Holdings Co., Ltd.	25
1		Fast Retailing Co., Ltd.	79
1		K’s Holdings Corp.	39
1		Nitori Co., Ltd.	39
–	(h)	Point, Inc.	11
–	(h)	Shimamura Co., Ltd.	27

			300

		Textiles, Apparel & Luxury Goods — 0.2%
2		Nisshinbo Industries, Inc.	25

		Total Consumer Discretionary	2,614

		Consumer Staples — 1.7%
		Beverages — 0.6%
4		Asahi Breweries Ltd.	70

		Food & Staples Retailing — 0.2%
1		Matsumotokiyoshi Holdings Co., Ltd.	25

		Food Products — 0.7%
7		J-Oil Mills, Inc.	23
4		Nisshin Oillio Group Ltd. (The)	21
10		Snow Brand Milk Products Co., Ltd.	32

			76

		Household Products — 0.2%
1		Pigeon Corp.	25

		Total Consumer Staples	196

		Energy — 2.6%
		Oil, Gas & Consumable Fuels — 2.6%
3		AOC Holdings, Inc.	26
19		Cosmo Oil Co., Ltd.	57
25		Nippon Mining Holdings, Inc.	119
18		Nippon Oil Corp.	95

			297

		Total Energy	297

		Financials — 22.6%
		Capital Markets — 2.5%
12		Daiwa Securities Group, Inc.	70
–	(h)	kabu.com Securities Co., Ltd.	6
2		Matsui Securities Co., Ltd.	20
19		Nomura Holdings, Inc.	162
–	(h)	Risa Partners, Inc.	25

			283

		Commercial Banks — 11.3%
41		Aozora Bank Ltd. (a)	56
21		Chuo Mitsui Trust Holdings, Inc.	73
24		Fukuoka Financial Group, Inc.	105
72		Mitsubishi UFJ Financial Group, Inc.	441
68		Mizuho Financial Group, Inc.	157
24		Nishi-Nippon City Bank Ltd. (The)	61
7		San-In Godo Bank Ltd. (The)	66
2		Sumitomo Mitsui Financial Group, Inc.	102
28		Sumitomo Trust & Banking Co., Ltd. (The)	153
7		Yamaguchi Financial Group, Inc.	95

			1,309

		Consumer Finance — 1.4%
12		Jaccs Co., Ltd.	25
2		ORIX Corp.	137

			162

		Diversified Financial Services — 1.2%
2		Century Tokyo Leasing Corp.	26
4		Daiko Clearing Services Corp. (a)	23
2		Mitsubishi UFJ Lease & Finance Co., Ltd.	61
1		Ricoh Leasing Co., Ltd.	26

			136

		Insurance — 3.8%
20		Fuji Fire & Marine Insurance Co., Ltd. (The) (a)	24
6		Mitsui Sumitomo Insurance Group Holdings, Inc.	158
4		Nissay Dowa General Insurance Co.,Ltd.	19
20		Sompo Japan Insurance, Inc.	132
4		Tokio Marine Holdings, Inc.	107

			440

		Real Estate Management & Development — 2.4%
1		Daito Trust Construction Co., Ltd.	49
7		Leopalace21 Corp.	55
–	(h)	Sumitomo Real Estate Sales Co., Ltd.	12
4		Sumitomo Realty & Development Co., Ltd.	82
17		Tokyo Tatemono Co., Ltd.	84

			282

		Total Financials	2,612

		Health Care — 4.1%
		Health Care Equipment & Supplies — 0.8%
3		Hitachi Medical Corp.	29
7		JMS Co., Ltd.	27
2		Nipro Corp.	40

			96

		Pharmaceuticals — 3.3%
3		Astellas Pharma, Inc.	119
3		Chugai Pharmaceutical Co., Ltd.	47
2		Eisai Co., Ltd.	78
1		Kissei Pharmaceutical Co., Ltd.	23
1		Santen Pharmaceutical Co., Ltd.	25
2		Takeda Pharmaceutical Co., Ltd.	60
1		Tsumura & Co.	23

			375

		Total Health Care	471

		Industrials — 15.9%
		Air Freight & Logistics — 0.5%
4		Yamato Holdings Co., Ltd.	59

		Building Products — 0.2%
3		Sekisui Jushi Corp.	24

		Commercial Services & Supplies — 1.0%
5		Dai Nippon Printing Co., Ltd.	73
1		Secom Co., Ltd.	38

			111

		Construction & Engineering — 2.4%
6		COMSYS Holdings Corp.	67
9		Maeda Corp.	28
4		Maeda Road Construction Co., Ltd.	35
3		Nippon Densetsu Kogyo Co., Ltd.	32
10		Nippon Road Co., Ltd. (The)	25
3		Taihei Dengyo Kaisha Ltd.	29
2		Toshiba Plant Systems & Services Corp.	24
4		Yokogawa Bridge Holdings Corp. (a)	32

			272

		Electrical Equipment — 1.2%
3		Fujikura Ltd.	16
2		Hitachi Cable Ltd.	7
1		Nippon Signal Co., Ltd.	7
7		Sumitomo Electric Industries Ltd.	83
1		Ushio, Inc.	26

			139

		Machinery — 1.0%
4		Amada Co., Ltd.	25
15		IHI Corp. (a)	25
4		Kinki Sharyo Co., Ltd.	31
9		Shinmaywa Industries Ltd.	34

			115

		Road & Rail — 3.0%
4		East Japan Railway Co.	206
11		Nippon Express Co., Ltd.	50
8		Seino Holdings Corp.	62
7		Senko Co., Ltd.	26

			344

		Trading Companies & Distributors — 6.4%
16		Mitsubishi Corp.	315
14		Mitsui & Co., Ltd.	178
2		NEC Capital Solutions Ltd. (a)	25
32		Sojitz Corp.	65
17		Sumitomo Corp.	162

			745

		Transportation Infrastructure — 0.2%
3		Kamigumi Co., Ltd.	25

		Total Industrials	1,834

		Information Technology — 13.5%
		Computers & Peripherals — 0.9%
1		Hitachi Maxell Ltd.	9
1		Megachips Corp.	28
18		NEC Corp. (a)	63

			100

		Electronic Equipment, Instruments & Components — 6.1%
3		FUJIFILM Holdings Corp.	109
–	(h)	Hirose Electric Co., Ltd.	45
2		Hosiden Corp.	23
2		Ibiden Co., Ltd.	53
2		Kyocera Corp.	121
1		Mabuchi Motor Co., Ltd.	25
1		Mitsumi Electric Co., Ltd.	27
2		Murata Manufacturing Co., Ltd.	83
1		Nidec Corp.	72
4		Nippon Electric Glass Co., Ltd.	46
4		Nohmi Bosai Ltd.	34
1		Taiyo Yuden Co., Ltd.	14
1		TDK Corp.	68

			720

		Internet Software & Services — 0.1%
–	(h)	Kakaku.com, Inc.	8

		IT Services — 0.5%
3		IT Holdings Corp.	54

		Office Electronics — 3.0%
7		Canon, Inc.	263
6		Ricoh Co., Ltd.	78

			341

		Semiconductors & Semiconductor Equipment — 2.0%
1		Disco Corp.	52
1		Rohm Co., Ltd.	74
1		Shinko Electric Industries Co., Ltd.	22
2		Tokyo Electron Ltd.	78

			226

		Software — 0.9%
–	(h)	Nintendo Co., Ltd.	53
2		Trend Micro, Inc.	52

			105

		Total Information Technology	1,554

		Materials — 8.6%
		Chemicals — 3.8%
12		Asahi Kasei Corp.	62
4		Daicel Chemical Industries Ltd.	25
8		Denki Kagaku Kogyo K K	26
4		Kaneka Corp.	28
5		Mitsubishi Gas Chemical Co., Inc.	31
7		Mitsubishi Rayon Co., Ltd.	19
2		Nippon Shokubai Co., Ltd.	16
7		Nippon Soda Co., Ltd.	34
4		Nippon Synthetic Chemical Industry Co., Ltd. (The)	20
2		Nissan Chemical Industries Ltd.	27
2		Nitto Denko Corp.	54
1		Shin-Etsu Chemical Co., Ltd.	64
3		Taiyo Nippon Sanso Corp.	29

			435

		Construction Materials — 0.9%
13		Sumitomo Osaka Cement Co., Ltd.	25
49		Taiheiyo Cement Corp.	73

			98

		Containers & Packaging — 0.5%
–	(h)	FP Corp.	14
2		Toyo Seikan Kaisha Ltd.	45

			59

		Metals & Mining — 2.6%
11		Godo Steel Ltd.	30
1		Kyoei Steel Ltd.	30
8		Mitsui Mining & Smelting Co., Ltd. (a)	22
12		Nakayama Steel Works Ltd.	26
2		Osaka Steel Co., Ltd.	31
2		Pacific Metals Co., Ltd.	16
5		Sumitomo Metal Mining Co., Ltd.	75
7		Tokyo Steel Manufacturing Co., Ltd.	73

			303

		Paper & Forest Products — 0.8%
13		Chuetsu Pulp & Paper Co., Ltd.	32
2		Nippon Paper Group, Inc.	62

			94

		Total Materials	989

		Telecommunication Services — 5.2%
		Diversified Telecommunication Services — 2.4%
7		Nippon Telegraph & Telephone Corp.	272

		Wireless Telecommunication Services — 2.8%
–	(h)	KDDI Corp.	106
–	(h)	NTT DoCoMo, Inc.	85
6		Softbank Corp.	136

			327

		Total Telecommunication Services	599

		Utilities — 4.2%
		Electric Utilities — 2.6%
6		Kansai Electric Power Co., Inc. (The)	130
1		Okinawa Electric Power Co., Inc. (The)	63
4		Tokyo Electric Power Co., Inc. (The)	97

			290

		Gas Utilities — 1.0%
36		Osaka Gas Co., Ltd.	120

		Independent Power Producers & Energy Traders — 0.6%
3		Electric Power Development Co., Ltd.	74

		Total Utilities	484

		Total Investments — 100.9% (Cost $10,344)	11,650
		Liabilities in Excess of Other Assets — (0.9)%	(100)

		NET ASSETS — 100.0%	$11,550

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $11,650,000 and 100.0%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,474
Aggregate gross unrealized depreciation	(168)

Net unrealized appreciation/depreciation	$1,306

Federal income tax cost of investments	$10,344

Intrepid Japan Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$—	$2,614	$—	$2,614
Consumer Staples	—	196	—	196
Energy	—	297	—	297
Financials	—	2,612	—	2,612
Health Care	—	471	—	471
Industrials	—	1,834	—	1,834
Information Technology	—	1,554	—	1,554
Materials	—	989	—	989
Telecommunication Services	—	599	—	599
Utilities	—	484	—	484

Total Common Stocks	—	11,650	—	11,650

Total Investments in Securities	$—	$11,650	$—	$11,650

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 97.4%
		Common Stocks — 54.8%
		Argentina — 1.6%
6		Telecom Argentina S.A., ADR (a) (m)	83
3		Ternium S.A., ADR (a) (m)	52

			135

		Brazil — 28.2%
16		All America Latina Logistica S.A. (m)	100
55		BM&FBOVESPA S.A. (m)	355
–	(h)	Brasil Brokers Participacoes S.A.	1
4		BRF - Brasil Foods S.A. (a) (m)	88
9		Cia Siderurgica Nacional S.A., ADR (m)	225
18		Companhia Brasileira de Meios de Pagamento (a) (m)	175
6		Empresa Brasileira de Aeronautica S.A. (m)	30
7		Estacio Participacoes S.A. (m)	78
16		Fertilizantes Heringer S.A. (a) (m)	87
4		Gafisa S.A., ADR (m)	94
1		Gol Linhas Aereas Inteligentes S.A., ADR (a)	8
8		Itau Unibanco Banco Multiplo S.A., ADR (m)	138
34		LLX Logistica S.A. (a) (m)	90
10		Localiza Rent A Car S.A. (m)	83
5		Lojas Renner S.A. (m)	80
5		MRV Engenharia e Participacoes S.A. (m)	84
1		OGX Petroleo e Gas Participacoes S.A. (m)	446
7		PDG Realty SA Empreendimentos e Participacoes (m)	102
2		Totvs S.A. (m)	86

			2,350

		Chile — 1.4%
14		La Polar S.A. (m)	58
5		Lan Airlines S.A., ADR (m)	59

			117

		Mexico — 20.8%
25		Alfa S.A.B. de C.V., Class A (m)	95
12		America Movil S.A.B. de C.V., Series L, ADR (m)	534
36		Banco Compartamos S.A. de C.V. (m)	119
10		Cemex S.A.B. de C.V., ADR (a) (m)	96
59		Corp. GEO S.A.B. de C.V., Series B, (a) (m)	126
14		Desarrolladora Homex S.A.B. de C.V. (a) (m)	79
3		Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	129
2		Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR (m)	47
1		Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	41
56		Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	138
96		Grupo Mexico S.A.B. de C.V., Class B (m)	136
27		Grupo Televisa S.A. (m)	96
72		Mexichem S.A.B. de C.V. (m)	96

			1,732

		Panama — 0.8%
2		Copa Holdings S.A., Class A (m)	70

		Peru — 1.0%
1		Credicorp Ltd. (m)	85

		United Kingdom — 0.5%
4		Antofagasta plc (m)	45

		United States — 0.5%
1		Kimberly-Clark Corp. (m)	39

		Total Common Stocks (Cost $3,862)	4,573

SHARES

		Preferred Stocks — 42.6%
		Brazil — 42.6%
22		Bradespar S.A. (m)	332
3		Cia de Bebidas das Americas, ADR (m)	237
3		Cia de Transmissao de Energia Eletrica Paulista (m)	73
4		Cia Energetica de Minas Gerais (m)	55
3		Duratex S.A. (m)	44
17		Gerdau S.A., ADR (m)	197
30		Itau Unibanco Banco Multiplo S.A. (m)	530
14		NET Servicos de Comunicacao S.A. (a) (m)	140
31		Petroleo Brasileiro S.A., Class A, ADR (m)	1,053
2		Tam S.A., ADR (a) (m)	18
7		Usinas Siderurgicas de Minas Gerais S.A., Series A (m)	159
33		Vale S.A., ADR (m)	560
11		Votorantim Celulose e Papel S.A., ADR (a) (m)	163

		Total Preferred Stocks (Cost $2,777)	3,561

		Total Investments — 97.4% (Cost $6,639)	8,134
		Other Assets in Excess of Liabilities — 2.6%	213

		NET ASSETS — 100.0%	$8,347

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Metals & Mining	21.0%
Oil, Gas & Consumable Fuels	18.4
Commercial Banks	11.0
Wireless Telecommunication Services	6.6
Household Durables	6.0
Beverages	4.5
Diversified Financial Services	4.4
Media	2.9
Industrial Conglomerates	2.3
Road & Rail	2.2
Transportation Infrastructure	2.2
IT Services	2.1
Paper & Forest Products	2.0
Airlines	1.9
Multiline Retail	1.7
Electric Utilities	1.6
Consumer Finance	1.5
Construction Materials	1.2
Food Products	1.1
Chemicals	1.1
Software	1.1
Diversified Telecommunication Services	1.0
Diversified Consumer Services	1.0
Others (each less than 1.0%)	1.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.

(h)	Amount rounds to less than one thousand (shares or dollars).

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $45,000 and 0.6%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,624
Aggregate gross unrealized depreciation	(129)

Net unrealized appreciation/depreciation	$1,495

Federal income tax cost of investments	$6,639

Latin America Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Argentina	$135	$—	$—	$135
Brazil	2,350	—	—	2,350
Chile	117	—	—	117
Mexico	1,732	—	—	1,732
Panama	70	—	—	70
Peru	85	—	—	85
United Kingdom	—	45	—	45
United States	39	—	—	39

Total Common Stocks	4,528	45	—	4,573

Preferred Stocks Brazil	3,398	163	—	3,561

Total Preferred Stocks	3,398	163	—	3,561

Total Investments in Securities	$7,926	$208	$—	$8,134

JPMorgan Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($	)

	Long Positions — 98.7% (j)
	Long-Term Investments — 90.0%
	Common Stocks — 89.9%
	Consumer Discretionary — 13.1%
	Auto Components — 0.6%
50	Johnson Controls, Inc.	1,305

	Diversified Consumer Services — 0.2%
5	ITT Educational Services, Inc. (a)	506

	Hotels, Restaurants & Leisure — 1.4%
19	Darden Restaurants, Inc.	610
79	International Game Technology	1,557
14	Royal Caribbean Cruises Ltd.	208
25	Starwood Hotels & Resorts Worldwide, Inc.	581

		2,956

	Household Durables — 1.0%
35	D.R. Horton, Inc.	404
65	KB Home	1,087
62	Lennar Corp., Class A	733

		2,224

	Internet & Catalog Retail — 0.8%
20	Amazon.com, Inc. (a)	1,677
7	Expedia, Inc. (a)	152

		1,829

	Media — 5.1%
101	Comcast Corp., Special Class A	1,417
18	DISH Network Corp., Class A (a)	305
394	News Corp., Class A	4,073
16	Time Warner Cable, Inc.	526
85	Time Warner, Inc.	2,253
95	Walt Disney Co. (The)	2,376

		10,950

	Multiline Retail — 0.8%
12	Family Dollar Stores, Inc.	379
19	Kohl’s Corp. (a)	901
28	Macy’s, Inc.	392

		1,672

	Specialty Retail — 1.4%
8	Abercrombie & Fitch Co., Class A	232
31	Advance Auto Parts, Inc.	1,449
23	CarMax, Inc. (a)	363
47	Staples, Inc.	979

		3,023

	Textiles, Apparel & Luxury Goods — 1.8%
42	Coach, Inc.	1,243
17	Polo Ralph Lauren Corp.	1,059
23	V.F. Corp.	1,465

		3,767

	Total Consumer Discretionary	28,232

	Consumer Staples — 9.1%
	Beverages — 1.4%
58	Coca-Cola Co. (The)	2,881

	Food & Staples Retailing — 1.8%
54	CVS/Caremark Corp.	1,791
51	Safeway, Inc.	962
26	SYSCO Corp.	624
12	Wal-Mart Stores, Inc.	573

		3,950

	Food Products — 4.2%
143	ConAgra Foods, Inc.	2,801
48	General Mills, Inc.	2,807
106	Kraft Foods, Inc., Class A	2,990
40	Sara Lee Corp.	430

		9,028

	Household Products — 0.4%
17	Procter & Gamble Co.	938

	Tobacco — 1.3%
127	Altria Group, Inc.	2,232
12	Philip Morris International, Inc.	541

		2,773

	Total Consumer Staples	19,570

	Energy — 4.3%
	Energy Equipment & Services — 1.3%
15	Baker Hughes, Inc.	620
38	Halliburton Co.	834
27	Noble Corp.	907
23	Weatherford International Ltd. (a)	433

		2,794

	Oil, Gas & Consumable Fuels — 3.0%
7	Anadarko Petroleum Corp.	347
16	Apache Corp.	1,364
23	Chevron Corp.	1,570
44	Denbury Resources, Inc. (a)	726
6	EOG Resources, Inc.	474
21	Occidental Petroleum Corp.	1,471
14	Southwestern Energy Co. (a)	580

		6,532

	Total Energy	9,326

	Financials — 16.4%
	Capital Markets — 2.3%
24	Bank of New York Mellon Corp. (The)	648
9	Goldman Sachs Group, Inc. (The)	1,396
53	Morgan Stanley	1,496
28	State Street Corp.	1,394

		4,934

	Commercial Banks — 2.0%
20	BB&T Corp.	462
15	Comerica, Inc.	364
50	KeyCorp	287
7	M&T Bank Corp.	435
112	Marshall & Ilsley Corp.	675
5	PNC Financial Services Group, Inc.	187
121	Regions Financial Corp.	533
18	SunTrust Banks, Inc.	349
18	TCF Financial Corp.	259
13	U.S. Bancorp	268
32	Zions Bancorp	433

		4,252

	Consumer Finance — 0.4%
25	Capital One Financial Corp.	755

	Diversified Financial Services — 0.8%
105	Bank of America Corp.	1,556
74	Citigroup, Inc.	235

		1,791

	Insurance — 1.7%
25	ACE Ltd., (Switzerland)	1,214
24	Axis Capital Holdings Ltd., (Bermuda)	673
9	Principal Financial Group, Inc.	209
16	Prudential Financial, Inc.	717
15	RenaissanceRe Holdings Ltd., (Bermuda)	754
11	XL Capital Ltd., (Bermuda), Class A	149

		3,716

	Real Estate Investment Trusts (REITs) — 8.8%
53	Alexandria Real Estate Equities, Inc.	2,031
32	Annaly Capital Management, Inc.	541
291	Brandywine Realty Trust	2,379
66	BRE Properties, Inc.	1,564
32	Digital Realty Trust, Inc.	1,294
104	Education Realty Trust, Inc.	505
34	Essex Property Trust, Inc.	2,191
53	Health Care REIT, Inc.	2,103
36	Hospitality Properties Trust	568
80	Kimco Realty Corp.	788
90	National Retail Properties, Inc.	1,780
120	ProLogis	1,052
10	Public Storage	718
21	Realty Income Corp.	505
24	SL Green Realty Corp.	630
23	Weingarten Realty Investors	356

		19,005

	Thrifts & Mortgage Finance — 0.4%
36	MGIC Investment Corp.	240
61	New York Community Bancorp, Inc.	666

		906

	Total Financials	35,359

	Health Care — 8.2%
	Biotechnology — 1.7%
19	Alexion Pharmaceuticals, Inc. (a)	828
28	Celgene Corp. (a)	1,587
25	Gilead Sciences, Inc. (a)	1,211

		3,626

	Health Care Equipment & Supplies — 1.6%
20	Baxter International, Inc.	1,105
32	Covidien plc, (Ireland)	1,227
16	Medtronic, Inc.	553
13	Zimmer Holdings, Inc. (a)	582

		3,467

	Health Care Providers & Services — 1.7%
26	Aetna, Inc.	693
13	Cardinal Health, Inc.	420
11	Laboratory Corp. of America Holdings (a)	712
24	McKesson Corp.	1,212
13	WellPoint, Inc. (a)	695

		3,732

	Life Sciences Tools & Services — 0.2%
9	Life Technologies Corp. (a)	389

	Pharmaceuticals — 3.0%
34	Abbott Laboratories	1,512
37	Bristol-Myers Squibb Co.	798
18	Merck & Co., Inc.	545
50	Pfizer, Inc.	790
67	Schering-Plough Corp.	1,765
12	Teva Pharmaceutical Industries Ltd., (Israel), ADR	651
6	Wyeth	293

		6,354

	Total Health Care	17,568

	Industrials — 9.3%
	Aerospace & Defense — 2.3%
18	Goodrich Corp.	932
63	Northrop Grumman Corp.	2,815
23	United Technologies Corp.	1,275

		5,022

	Commercial Services & Supplies — 0.2%
18	Republic Services, Inc.	487

	Electrical Equipment — 0.3%
14	Cooper Industries Ltd., Class A	465
3	Emerson Electric Co.	109

		574

	Industrial Conglomerates — 0.2%
8	Ingersoll-Rand plc, (Bermuda) (a)	241
13	Textron, Inc.	168

		409

	Machinery — 2.6%
26	Caterpillar, Inc.	1,148
18	Deere & Co.	774
23	Eaton Corp.	1,179
51	PACCAR, Inc.	1,755
17	Parker Hannifin Corp.	748

		5,604

	Road & Rail — 3.4%
79	CSX Corp.	3,180
24	Norfolk Southern Corp.	1,042
54	Union Pacific Corp.	3,123

		7,345

	Trading Companies & Distributors — 0.3%
23	GATX Corp.	577

	Total Industrials	20,018

	Information Technology — 17.2%
	Communications Equipment — 1.5%
3	Cisco Systems, Inc. (a)	73
37	Juniper Networks, Inc. (a)	963
32	Nokia OYJ, (Finland), ADR	429
39	QUALCOMM, Inc.	1,818

		3,283

	Computers & Peripherals — 2.6%
71	Hewlett-Packard Co.	3,065
33	NetApp, Inc. (a)	730
78	SanDisk Corp. (a)	1,382
15	Western Digital Corp. (a)	451

		5,628

	Electronic Equipment, Instruments & Components — 1.3%
159	Corning, Inc.	2,710
4	Tyco Electronics Ltd., (Switzerland)	75

		2,785

	Internet Software & Services — 1.2%
6	Google, Inc., Class A (a)	2,570

	IT Services — 1.5%
30	Infosys Technologies Ltd., (India), ADR	1,284
5	MasterCard, Inc., Class A	961
38	Paychex, Inc.	998

		3,243

	Semiconductors & Semiconductor Equipment —7.7%
81	Altera Corp.	1,514
121	Applied Materials, Inc.	1,663
256	Atmel Corp. (a)	1,068
22	Broadcom Corp., Class A (a)	624
125	Intersil Corp., Class A	1,789
39	Lam Research Corp. (a)	1,183
236	LSI Corp. (a)	1,221
229	National Semiconductor Corp.	3,452
27	Novellus Systems, Inc. (a)	524
43	NVIDIA Corp. (a)	553
13	Tessera Technologies, Inc. (a)	374
123	Xilinx, Inc.	2,675

		16,640

	Software — 1.4%
101	Microsoft Corp.	2,365
12	Salesforce.com, Inc. (a)	503

		2,868

	Total Information Technology	37,017

	Materials — 7.3%
	Chemicals — 4.1%
36	Air Products & Chemicals, Inc.	2,693
155	Dow Chemical Co. (The)	3,287
50	E.l. du Pont de Nemours & Co.	1,537
22	PPG Industries, Inc.	1,221

		8,738

	Metals & Mining — 3.2%
30	Cliffs Natural Resources, Inc.	833
58	Freeport-McMoRan Copper & Gold, Inc.	3,515
33	United States Steel Corp.	1,308
61	Vale S.A., (Brazil), ADR	1,209

		6,865

	Total Materials	15,603

	Telecommunication Services — 2.2%
	Diversified Telecommunication Services— 0.7%
46	Verizon Communications, Inc.	1,467

	Wireless Telecommunication Services — 1.5%
17	American Tower Corp., Class A (a)	583
46	Crown Castle International Corp. (a)	1,325
325	Sprint Nextel Corp. (a)	1,299

		3,207

	Total Telecommunication Services	4,674

	Utilities — 2.8%
	Electric Utilities — 1.4%
17	Edison International	556
7	Entergy Corp.	530
101	NV Energy, Inc.	1,167
32	Portland General Electric Co.	609
9	Southern Co.	270

		3,132

	Multi-Utilities — 1.4%
36	PG&E Corp.	1,469
26	Public Service Enterprise Group, Inc.	837
34	Xcel Energy, Inc.	682

		2,988

	Total Utilities	6,120

	Total Common Stocks (Cost $164,651)	193,487

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.1%
115	U.S. Treasury Note, 2.875%, 06/30/10 (k) (Cost $117)	118

	Total Long-Term Investments (Cost $164,768)	193,605

SHARES	SECURITY DESCRIPTION	VALUE ($	)

	Short-Term Investment — 8.7%
	Investment Company — 8.7%
18,794	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $18,794)	18,794

	Total Investments — 98.7% (Cost $183,562)	212,399
	Other Assets in Excess of Liabilities — 1.3%	2,924

	NET ASSETS — 100.0%	$215,323

	Short Positions — 89.6%
	Common Stocks — 89.6%
	Consumer Discretionary — 14.0%
	Automobiles — 0.2%
70	Ford Motor Co. (a)	557

	Diversified Consumer Services — 0.2%
11	DeVry, Inc.	532

	Hotels, Restaurants & Leisure — 2.1%
36	Burger King Holdings, Inc.	604
20	Cheesecake Factory, Inc. (The) (a)	386
5	Chipotle Mexican Grill, Inc., Class A (a)	493
46	Marriott International, Inc., Class A	990
4	McDonald’s Corp.	237
82	Starbucks Corp. (a)	1,454
12	Yum! Brands, Inc.	408

		4,572

	Household Durables — 1.5%
7	Fortune Brands, Inc.	263
8	Mohawk Industries, Inc. (a)	402
57	Pulte Homes, Inc.	643
53	Toll Brothers, Inc. (a)	1,031
14	Whirlpool Corp.	816

		3,155

	Leisure Equipment & Products — 0.5%
59	Mattel, Inc.	1,029

	Media — 6.7%
238	Comcast Corp., Class A	3,538
8	DIRECTV Group, Inc. (The) (a)	197
98	Gannett Co., Inc.	682
238	New York Times Co. (The), Class A	1,876
342	News Corp., Class B	4,105
60	Omnicom Group, Inc.	2,025
85	Viacom, Inc., Class B (a)	1,976

		14,399

	Multiline Retail — 0.9%
23	J.C. Penney Co., Inc.	684
30	Nordstrom, Inc.	796
9	Target Corp.	393

		1,873

	Specialty Retail — 1.9%
2	AutoZone, Inc. (a)	315
14	Bed Bath & Beyond, Inc. (a)	474
19	Home Depot, Inc.	485
37	Limited Brands, Inc.	477
16	O’Reilly Automotive, Inc. (a)	653
6	Ross Stores, Inc.	242
8	Sherwin-Williams Co. (The)	468
13	Tiffany & Co.	391
14	TJX Cos., Inc.	520

		4,025

	Total Consumer Discretionary	30,142

	Consumer Staples — 8.9%
	Food & Staples Retailing — 1.6%
16	Costco Wholesale Corp.	814
30	Kroger Co. (The)	635
41	Walgreen Co.	1,265
30	Whole Foods Market, Inc. (a)	731

		3,445

	Food Products — 2.3%
7	Archer-Daniels-Midland Co.	220
40	Campbell Soup Co.	1,244
25	H.J. Heinz Co.	965
17	Hershey Co. (The)	685
41	Kellogg Co.	1,948

		5,062

	Household Products — 3.3%
29	Clorox Co.	1,763
58	Colgate-Palmolive Co.	4,223
19	Kimberly-Clark Corp.	1,134

		7,120

	Personal Products — 1.7%
66	Avon Products, Inc.	2,144
42	Estee Lauder Cos., Inc. (The), Class A	1,523

		3,667

	Total Consumer Staples	19,294

	Energy — 4.2%
	Energy Equipment & Services — 1.9%
54	BJ Services Co.	772
36	Nabors Industries Ltd., (Bermuda) (a)	616
33	Patterson-UTI Energy, Inc.	452
42	Pride International, Inc. (a)	1,058
15	Rowan Cos., Inc.	320
17	Schlumberger Ltd.	931

		4,149

	Oil, Gas & Consumable Fuels — 2.3%
21	Exxon Mobil Corp.	1,506
26	Marathon Oil Corp.	829
32	Pioneer Natural Resources Co.	922
34	Sunoco, Inc.	837
19	XTO Energy, Inc.	748

		4,842

	Total Energy	8,991

	Financials — 16.6%
	Capital Markets — 3.0%
82	Charles Schwab Corp. (The)	1,469
46	Federated Investors, Inc., Class B	1,181
4	Franklin Resources, Inc.	377
26	Northern Trust Corp.	1,525
40	T. Rowe Price Group, Inc.	1,869

		6,421

	Commercial Banks — 2.2%
36	BancorpSouth, Inc.	812
10	Bank of Hawaii Corp.	388
17	Commerce Bancshares, Inc.	630
14	First Horizon National Corp. (a)	180
31	FirstMerit Corp.	585
102	Huntington Bancshares, Inc.	416
16	UMB Financial Corp.	674
44	Valley National Bancorp	558
11	Westamerica Bancorp	575

		4,818

	Diversified Financial Services — 0.4%
1	CME Group, Inc.	223
3	IntercontinentalExchange, Inc. (a)	282
15	NYSE Euronext	391

		896

	Insurance — 1.6%
11	American International Group, Inc. (a)	140
15	Chubb Corp. (The)	672
4	Everest Re Group Ltd., (Bermuda)	337
33	Marsh & McLennan Cos., Inc.	664
19	MetLife, Inc.	628
62	Progressive Corp. (The) (a)	972
5	W.R. Berkley Corp.	114

		3,527

	Real Estate Investment Trusts (REITs) — 8.9%
70	AMB Property Corp.	1,393
66	Apartment Investment & Management Co., Class A	618
36	Boston Properties, Inc.	1,883
23	Corporate Office Properties Trust	770
109	Extra Space Storage, Inc.	961
19	Federal Realty Investment Trust	1,081
37	Healthcare Realty Trust, Inc.	710
52	Home Properties, Inc.	1,851
193	Host Hotels & Resorts, Inc.	1,754
43	Mid-America Apartment Communities, Inc.	1,698
30	Nationwide Health Properties, Inc.	863
28	Plum Creek Timber Co., Inc.	884
59	Post Properties, Inc.	830
28	PS Business Parks, Inc.	1,463
39	UDR, Inc.	403
12	Vornado Realty Trust	625
49	Washington Real Estate Investment Trust	1,254

		19,041

	Thrifts & Mortgage Finance — 0.5%
34	Hudson City Bancorp, Inc.	484
30	People’s United Financial, Inc.	484

		968

	Total Financials	35,671

	Health Care — 7.9%
	Biotechnology — 1.0%
2	Amgen, Inc. (a)	137
9	Biogen Idec, Inc. (a)	442
19	Genzyme Corp. (a)	983
18	OSI Pharmaceuticals, Inc. (a)	622

		2,184

	Health Care Equipment & Supplies — 1.7%
29	Becton, Dickinson & Co.	1,864
26	St. Jude Medical, Inc. (a)	967
13	Stryker Corp.	523
7	Varian Medical Systems, Inc. (a)	238

		3,592

	Health Care Providers & Services — 1.8%
29	Coventry Health Care, Inc. (a)	662
16	DaVita, Inc. (a)	815
4	Medco Health Solutions, Inc. (a)	217
26	Quest Diagnostics, Inc.	1,398
28	UnitedHealth Group, Inc.	790

		3,882

	Life Sciences Tools & Services — 0.3%
13	Waters Corp. (a)	653

	Pharmaceuticals — 3.1%
5	Allergan, Inc.	246
55	Eli Lilly & Co.	1,915
24	Forest Laboratories, Inc. (a)	628
53	Johnson & Johnson	3,242
18	Watson Pharmaceuticals, Inc. (a)	622

		6,653

	Total Health Care	16,964

	Industrials — 10.2%
	Aerospace & Defense — 2.1%
14	General Dynamics Corp.	787
27	ITT Corp.	1,331
14	Lockheed Martin Corp.	1,039
31	Raytheon Co.	1,458

		4,615

	Air Freight & Logistics — 1.9%
23	FedEx Corp.	1,588
45	United Parcel Service, Inc., Class B	2,396

		3,984

	Commercial Services & Supplies — 0.6%
49	Waste Management, Inc.	1,369

	Electrical Equipment — 0.2%
3	First Solar, Inc. (a)	463

	Industrial Conglomerates — 1.7%
13	3M Co.	938
199	General Electric Co.	2,664

		3,602

	Machinery — 1.2%
16	Danaher Corp.	949
41	Illinois Tool Works, Inc.	1,661

		2,610

	Road & Rail — 2.5%
113	Heartland Express, Inc.	1,735
108	Knight Transportation, Inc.	1,958
89	Werner Enterprises, Inc.	1,599

		5,292

	Total Industrials	21,935

	Information Technology — 16.9%
	Communications Equipment — 1.3%
25	Ciena Corp. (a)	275
55	JDS Uniphase Corp. (a)	321
220	Motorola, Inc.	1,576
108	Tellabs, Inc. (a)	626

		2,798

	Computers & Peripherals — 3.4%
97	Dell, Inc. (a)	1,301
84	EMC Corp. (a)	1,260
27	International Business Machines Corp.	3,131
77	QLogic Corp. (a)	1,003
52	Seagate Technology, (Cayman Islands)	627

		7,322

	Electronic Equipment, Instruments & Components — 0.4%
40	Agilent Technologies, Inc. (a)	924

	Internet Software & Services — 0.7%
70	eBay, Inc. (a)	1,490

	IT Services — 0.8%
44	SAIC, Inc. (a)	802
15	Visa, Inc., Class A	1,002

		1,804

	Semiconductors & Semiconductor Equipment —9.3%
119	Intel Corp.	2,289
38	KLA-Tencor Corp.	1,204
111	Linear Technology Corp.	2,991
212	Maxim Integrated Products, Inc.	3,761
150	Microchip Technology, Inc.	4,031
96	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,003
198	Texas Instruments, Inc.	4,764

		20,043

	Software — 1.0%
17	Activision Blizzard, Inc. (a)	191
21	Electronic Arts, Inc. (a)	445
53	Oracle Corp.	1,173
34	THQ, Inc. (a)	228

		2,037

	Total Information Technology	36,418

	Materials — 7.2%
	Chemicals — 5.2%
56	Ecolab, Inc.	2,325
69	H.B. Fuller Co.	1,398
30	Monsanto Co.	2,558
48	Nalco Holding Co.	844
70	Olin Corp.	962
73	OM Group, Inc. (a)	2,454
23	Westlake Chemical Corp.	582

		11,123

	Metals & Mining — 1.6%
100	Alcoa, Inc.	1,170
54	Nucor Corp.	2,399

		3,569

	Paper & Forest Products — 0.4%
23	Weyerhaeuser Co.	810

	Total Materials	15,502

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 0.7%
55	AT&T, Inc.	1,451

	Wireless Telecommunication Services — 0.7%
60	SBA Communications Corp., Class A (a)	1,568

	Total Telecommunication Services	3,019

	Utilities — 2.3%
	Electric Utilities — 1.1%
20	Allegheny Energy, Inc.	502
12	American Electric Power Co., Inc.	356
3	Exelon Corp.	142
9	FirstEnergy Corp.	379
16	PPL Corp.	530
13	Progress Energy, Inc.	517

		2,426

	Multi-Utilities — 1.2%
15	Consolidated Edison, Inc.	587
33	Dominion Resources, Inc.	1,115
23	DTE Energy Co.	789

		2,491

	Total Utilities	4,917

	Total Short Positions (Proceeds $179,461)	$192,853

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
(9)	E-mini S&P 500	09/18/09	$(443)	$(1)

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,202
Aggregate gross unrealized depreciation	(365)

Net unrealized appreciation/depreciation	$28,837

Federal income tax cost of investments	$183,562

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR— American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(j)	All or a portion of these securities are segregated for short sales.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of July 31, 2009.

Market Neutral Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$28,232	$—	$—	$28,232
Consumer Staples	19,570	—	—	19,570
Energy	9,326	—	—	9,326
Financials	35,359	—	—	35,359
Health Care	17,568	—	—	17,568
Industrials	20,018	—	—	20,018
Information Technology	37,017	—	—	37,017
Materials	15,603	—	—	15,603
Telecommunication Services	4,674	—	—	4,674
Utilities	6,120	—	—	6,120

Total Common Stocks	193,487	—	—	193,487

Debt Securities
U.S. Treasury Obligations	—	118	—	118
Short-Term Investments
Investment Companies	18,794	—	—	18,794

Total Investments in Securities	$212,281	$118	$—	$212,399

Liabilities in Securities Sold Short†
Common Stocks
Consumer Discretionary	(30,142)	—	—	(30,142)
Consumer Staples	(19,294)	—	—	(19,294)
Energy	(8,991)	—	—	(8,991)
Financials	(35,671)	—	—	(35,671)
Health Care	(16,964)	—	—	(16,964)
Industrials	(21,935)	—	—	(21,935)
Information Technology	(36,418)	—	—	(36,418)
Materials	(15,502)	—	—	(15,502)
Telecommunication Services	(3,019)	—	—	(3,019)
Utilities	(4,917)	—	—	(4,917)

Total Common Stocks	(192,853)	—	—	(192,853)

Total Liabilities in Securities Sold Short	$(192,853)	$—	$—	$(192,853)

Depreciation in Other Financial Instruments*
Futures	$(1)	$—	$—	$(1)

†	Liabilities in securities sold short may include written options.

*	Other financial instruments include futures, forwards and swap contracts.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 95.9%
		Common Stocks — 95.9%
		Consumer Discretionary — 3.7%
		Automobiles — 0.9%
18		Sollers OJSC (m)	140

		Media — 2.6%
29		CTC Media, Inc. (a) (m)	361
24		RBC Information Systems (a) (m)	24
1		RBC Information Systems, ADR (a) (m)	6

			391

		Real Estate Management & Development — 0.2%
16		PIK Group, GDR (a) (m)	29

		Total Consumer Discretionary	560

		Consumer Staples — 8.0%
		Food & Staples Retailing — 6.9%
32		DIXY Group OJSC (a) (m)	118
11		Magnit OAO (m)	448
31		Magnit OAO, GDR (e) (m)	306
17		Magnit OAO, GDR (m)	163

			1,035

		Food Products — 1.1%
27		Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	165

		Total Consumer Staples	1,200

		Energy — 18.6%
		Energy Equipment & Services — 1.9%
13		Eurasia Drilling Co., Ltd., GDR (m)	159
11		TMK OAO, Reg. S, GDR (m)	120

			279

		Oil, Gas & Consumable Fuels — 16.7%
13		Alliance Oil Co., Ltd., (Sweden), GDR (a) (m)	164
11		BMB Munai, Inc., (United States) (a) (m)	10
57		Dragon Oil plc, (Ireland) (a) (m)	319
30		KazMunaiGas Exploration Production, (Kazakhstan), GDR (m)	651
67		Surgutneftegaz, ADR (m)	519
30		Tatneft, GDR (m)	738
43		Urals Energy PCL, (Cyprus) (a) (i) (m)	6
16		Zhaikmunai LP, (Kazakhstan), ADR (a) (f) (m)	64
11		Zhaikmunai LP, (Kazakhstan), GDR (a) (e) (m)	48

			2,519

		Total Energy	2,798

		Financials — 15.0%
		Commercial Banks — 14.8%
45		Bank St. Petersburg OJSC (a) (m)	62
13		Halyk Savings Bank of Kazakhstan JSC, (Kazakhstan), GDR (a) (m)	69
6		Kazkommertsbank, (Kazakhstan), GDR (a) (m)	26
1,249		Sberbank of Russian Federation (m)	1,709
128		VTB Bank OJSC, GDR (m)	349

			2,215

		Real Estate Management & Development — 0.2%
–	(h)	Open Investments JSC (a) (m)	8
23		RTM OAO (a) (f) (m)	–	(h)
61		Sistema-Hals, GDR (a) (m)	27
8		XXI Century Investments Public Ltd., (Cyprus) (a) (i)	3

			38

		Total Financials	2,253

		Health Care — 0.9%
		Pharmaceuticals — 0.9%
1		Pharmstandard, GDR (a) (m)	21
5		Veropharm (a) (m)	117

			138

		Total Health Care	138

		Industrials — 0.6%
		Airlines — 0.6%
86		Aeroflot - Russian International Airlines (m)	86

		Information Technology — 0.3%
		Communications Equipment — 0.3%
50		Sitronics, GDR (a) (m)	50

		Materials — 25.6%
		Chemicals — 2.9%
24		Uralkali, GDR (a) (m)	442

		Construction Materials — 0.1%
29		Steppe Cement Ltd., (Malaysia) (a) (m)	19

		Metals & Mining — 22.5%
20		Chelyabinsk Zinc Plant, GDR (a) (m)	31
6		Eurasian Natural Resources Corp., (United Kingdom) (m)	92
6		KazakhGold Group Ltd., (United Kingdom), GDR (a) (m)	40
21		Kazakhmys plc, (United Kingdom) (m)	295
100		Magnitogorsk Iron & Steel Works, GDR (m)	779
31		Mechel, ADR (m)	331
116		MMC Norilsk Nickel, ADR (a) (m)	1,158
15		Novolipetsk Steel OJSC, GDR (m)	377
227		Orsu Metals Corp., (United Kingdom) (a) (m)	14
39		Severstal, Reg. S, GDR (m)	270

			3,387

		Paper & Forest Products — 0.1%
15		Kazakhstan Kagazy plc, (Kazakhstan), GDR (a) (e) (m)	4
32		Kazakhstan Kagazy plc, (Kazakhstan), GDR (a) (m)	8

			12

		Total Materials	3,860

		Telecommunication Services — 22.6%
		Diversified Telecommunication Services — 7.4%
70		Comstar United Telesystems OJSC, Reg. S, GDR (m)	349
56		Vimpel-Communications, ADR (a) (m)	762

			1,111

		Wireless Telecommunication Services — 15.2%
24		Mobile Telesystems OJSC, ADR (m)	1,023
85		Sistema JSFC, GDR (a) (m)	1,267

			2,290

		Total Telecommunication Services	3,401

		Utilities — 0.6%
		Electric Utilities — 0.6%
160		Lenenergo OAO (a) (m)	88

		Total Investments — 95.9% (Cost $15,437)	14,434
		Other Assets in Excess of Liabilities — 4.1%	618

		NET ASSETS — 100.0%	$15,052

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $64,000 which amounts to 0.4% of the total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $10,560,000 and 73.2%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$2,190
Aggregate gross unrealized depreciation	(3,193)

Net unrealized appreciation/depreciation.	$(1,003)

Federal income tax cost of investments.	$15,437

Russia Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total

Investments in Securities
Common Stocks
Consumer Discretionary	$361	$199	$—		$560
Consumer Staples	424	776	—		1,200
Energy	10	2,724	64		2,798
Financials	—	2,253	–	(a)	2,253
Health Care	117	21	—		138
Industrials	—	86	—		86
Information Technology	—	50	—		50
Materials	487	3,373	—		3,860
Telecommunication Services	—	3,401	—		3,401
Utilities	—	88	—		88

Total Common Stocks	1,399	12,971	64		14,434

Total Investments in Securities	$1,399	$12,971	$64		$14,434

(a) Amount rounds to less than $1,000.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/08		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3		Balance as of 07/31/09
Investments in Securities
Common Stocks - Consumer Discretionary	$ -	(a)	$ (121)	$ 121	$ -	$ -	$ -		$ -
Common Stocks - Consumer Staples	43		(18)	(8)	-	(17)	-		-
Common Stocks - Energy	-		-	-	-	-	64		64
Common Stocks - Financials	-		-		-	-	-	(a)	-	(a)
Total	$ 43		$ (139)	$ 113	$ -	$ (17)	$ 64		$ 64

(a) Amount rounds to less than $1,000.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2009, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(5,000).

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

SHARES			SECURITY DESCRIPTION	VALUE

			Long-Term Investments — 72.9%
			Common Stocks — 12.1%
			Bermuda — 0.3%
	100		Golden Ocean Group Ltd. (m)	114

			Brazil — 0.2%
	2		Petroleo Brasileiro S.A., ADR (m)	75

			Canada — 1.0%
	2		Agrium, Inc. (m)	85
	3		Barrick Gold Corp. (m)	112
	4		Kinross Gold Corp. (m)	86
	1		Potash Corp of Saskatchewan, Inc. (m)	90

				373

			China — 0.7%
	29		China Life Insurance Co., Ltd., Class H (m)	128
	182		Industrial & Commercial Bank of China, Class H (m)	131

				259

			Germany — 0.3%
	3		E.ON AG	121

			Hong Kong — 0.9%
	10		Cheung Kong Holdings Ltd.	129
	44		China Resources Power Holdings Co., Ltd.	113
	7		Sun Hung Kai Properties Ltd.	106

				348

			Japan — 0.6%
	3		Daikin Industries Ltd.	97
	2		Nidec Corp.	144

				241

			Singapore — 0.4%
	33		Wilmar International Ltd.	137

			South Korea — 0.3%
	—	(h)	Samsung Electronics Co., Ltd.	118

			Switzerland — 0.4%
	3		Julius Baer Holding AG (m)	147

			Taiwan — 0.4%
	4		MediaTek, Inc.	57
	43		Taiwan Semiconductor Manufacturing Co., Ltd.
				77

				134

			United Kingdom — 2.1%
	5		Aveva Group plc	70
	22		BAE Systems plc (m)	115
	7		BG Group plc	122
	15		BP plc	124
	38		Cobham plc	113
	3		Imperial Tobacco Group plc	86
	8		National Grid plc	76
	4		Scottish & Southern Energy plc	74

				780

			United States — 4.5%
	2		Celgene Corp. (a) (m)	121
	2		Chevron Corp. (m)	106
	6		Corning, Inc. (m)	102
	4		CVS/Caremark Corp. (m)	128
	2		Exxon Mobil Corp. (m)	126
	1		Goldman Sachs Group, Inc. (The) (m)	129
	—	(h)	Google, Inc., Class A (a) (m)	130
	3		Morgan Stanley (m)	86
	2		Mosaic Co. (The) (m)	80
	3		Newmont Mining Corp. (m)	123
	3		Norfolk Southern Corp. (m)	138
	3		Thermo Fisher Scientific, Inc. (a) (m)	123
	3		Verizon Communications, Inc. (m)	107
	2		Wal-Mart Stores, Inc. (m)	103
	4		Yahoo!, Inc. (a) (m)	57

				1,659

			Total Common Stocks (Cost $4,187)	4,506

PRINCIPAL AMOUNT

			Convertible Bonds — 12.3%
			Cayman Islands — 1.1%
	100		Siem Industries, Inc., Series SUB, Zero Coupon, 07/12/17	88
	325		Transocean, Inc., Series A, 1.625%, 12/15/37 (m)	315

				403

			France — 0.1%
EUR	87		Rhodia S.A., 0.500%, 01/01/14	43

			Germany — 2.7%
EUR	700		Kreditanstalt fuer Wiederaufbau, Series DTE, 3.250%, 06/27/13	1,024

			Luxembourg — 0.6%
EUR	5		ArcelorMittal, 7.250%, 04/01/14	219

			Malaysia — 0.6%
	100		Cherating Capital Ltd., VAR, 2.000%, 07/05/12	105
	100		Paka Capital Ltd., Zero Coupon, 03/12/13	100

				205

			Netherlands — 0.4%
CHF	15		Pargesa Netherlands NV, Series PARG, 1.750%, 06/15/14 (m)	12
EUR	100		Portugal Telecom International Finance BV, 4.125%, 08/28/14	144

				156

			Singapore — 0.4%
SGD	250		CapitaLand Ltd., 3.125%, 03/05/18	163

			United Kingdom — 1.0%
	200		Shire plc, 2.750%, 05/09/14	179
GBP	100		WPP plc, 5.750%, 05/19/14	189

				368

			United States — 5.4%
	397		Amgen, Inc., 0.125%, 02/01/11 (m)	395
	100		Boston Properties LP, 2.875%, 02/15/37 (m)	92
			EMC Corp.,
	75		1.750%, 12/01/11 (m)	84
	150		1.750%, 12/01/13 (m)	169
	206		Liberty Media LLC, 3.125%, 03/30/23 (m)	180
			Life Technologies Corp.,
	200		1.500%, 02/15/24 (m)	214
	50		3.250%, 06/15/25 (m)	56
	157		Medtronic, Inc., 1.500%, 04/15/11 (m)	155
	210		Nabors Industries, Inc., 0.940%, 05/15/11 (m)	197
	200		Omnicom Group, Inc., Zero Coupon, 07/31/32	195
	90		Swiss Re America Holding Corp., VAR, 3.250%, 11/21/21	65
	229		Vornado Realty Trust, 2.850%, 04/01/27 (m)	206

				2,008

			Total Convertible Bonds (Cost $4,343)	4,589

			Foreign Government Securities — 17.6%
			France — 1.2%
EUR	300		Government of France, 4.000%, 04/25/14	456

			Germany — 4.7%
EUR	500		Bundesobligation, 4.000%, 10/11/13 (m)	759
			Bundesrepublik Deutschland,
EUR	350		4.250%, 01/04/14 (m)	538
EUR	300		5.000%, 01/04/12 (m)	462

				1,759

			Greece — 2.8%
EUR	700		Hellenic Republic Government Bond, 3.800%, 03/20/11	1,033

			Netherlands — 8.9%
			Kingdom of Netherlands,
EUR	700		3.250%, 07/15/15 (m)	1,017
EUR	500		3.750%, 07/15/14	749
EUR	1,000		4.500%, 07/15/17	1,540

				3,306

			Total Foreign Government Securities (Cost $6,365)	6,554

			Supranational — 2.8%
	1,000		European Investment Bank, 5.000%, 02/08/10 (m) (Cost $1,024)	1,024

			U.S. Treasury Obligations — 28.1%
			U.S. Treasury Bonds,
	1,000		7.500%, 11/15/16 (m)	1,276
	1,000		8.750%, 05/15/17 (m)	1,367
	1,000		8.875%, 02/15/19 (m)	1,425
			U.S. Treasury Notes,
	1,000		0.875%, 04/30/11 (m)	998
	500		3.125%, 11/30/09 (m)	505
	500		3.375%, 09/15/09 (m)	502
	900		3.875%, 05/15/10 (m)	924
	800		4.000%, 04/15/10 (m)	820
	1,500		4.000%, 02/15/15 (m)	1,598
	1,000		4.250%, 08/15/13 (m)	1,083

			Total U.S. Treasury Obligations (Cost $10,435)	10,498

			Total Long-Term Investments (Cost $26,354)	27,171

SHARES
			Short-Term Investment — 16.6%
			Investment Company — 16.6%
	6,207		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280%, (b) (l) (m) (Cost $6,207)	6,207

			Total Investments — 89.5% (Cost $32,561)	33,378
			Other Assets in Excess of Liabilities — 10.5%	3,927

			NET ASSETS — 100.0%	$37,305

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2009

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

U.S. Treasury Obligations	31.5%
Foreign Governments	22.7
Commercial Banks	3.5
Biotechnology	2.4
Oil, Gas & Consumable Fuels	1.7
Metals & Mining	1.6
Energy Equipment & Services	1.5
Real Estate Management & Development	1.2
Media	1.1
Capital Markets	1.1
Others (each less than 1.0%)	13.1
Short-Term Investment	18.6

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/09	UNREALIZED APPRECIATION(DEPRECIATION)

	Short Futures Outstanding
(7)	Hang Seng Index	08/28/09	(920)	(9)
(15)	Euro Bobl	09/08/09	(2,483)	(7)
(30)	Dow Jones Euro STOXX 50 Index	09/18/09	(1,127)	(148)
(6)	E-mini S&P 500	09/18/09	(295)	(25)
(2)	Long Gilt	09/28/09	(392)	1
(40)	2 Year U.S. Treasury Note	09/30/09	(8,663)	3
(5)	5 Year U.S. Treasury Note	09/30/09	(577)	1

				(184)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

62,838	AUD	09/15/09	51	52	1

126,084	EUR	09/15/09	177	180	3

21,529	GBP	09/15/09	35	36	1

1,137,512	HKD	09/15/09	147	147	–	(h)

2,619,768	JPY	09/15/09	27	28	1

444,837	SEK	09/15/09	58	62	4

25,429	SGD	09/15/09	18	18	–	(h)

			513	523	10

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

55,847	AUD	09/15/09	45	47	(2)

275,139	CAD	09/15/09	237	255	(18)

5,978,137	EUR	09/15/09	8,428	8,521	(93)

586,609	GBP	09/15/09	962	980	(18)

3,382,537	HKD	09/15/09	437	437	– (h)

7,663,000	JPY	09/15/09	78	81	(3)

266,446	SGD	09/15/09	185	185	– (h)

			10,372	10,506	(134)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are 2,398,000 and 7.2%, respectively.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	914
Aggregate gross unrealized depreciation	(97)

Net unrealized appreciation/depreciation	817

Federal income tax cost of investments	32,561

Strategic Preservation Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Bermuda	—	114	—	114
Brazil	75	—	—	75
Canada	373	—	—	373
China	—	259	—	259
Germany	—	121	—	121
Hong Kong	—	348	—	348
Japan	—	241	—	241
Singapore	—	137	—	137
South Korea	—	118	—	118
Switzerland	—	147	—	147
Taiwan	—	134	—	134
United Kingdom	—	780	—	780
United States	1,659	—	—	1,659

Total Common Stocks	2,107	2,399	—	4,506

Debt Securities
Convertible Bonds
Cayman Islands	—	403	—	403
France	—	43	—	43
Germany	—	1,024	—	1,024
Luxembourg	—	219	—	219
Malaysia	—	205	—	205
Netherlands	—	156	—	156
Singapore	—	163	—	163
United Kingdom	—	368	—	368
United States	—	2,008	—	2,008
Foreign Government Securities	—	6,554	—	6,554
Supranational	—	1,024	—	1,024
U.S. Treasury Obligations	—	10,498	—	10,498
Short-Term Investments
Investment Companies	6,207	—	—	6,207

Total Investments in Securities	8,314	25,064	—	33,378

Appreciation in Other Financial Instruments*
Foreign Currency Exchange	—	10	—	10
Futures	5	—	—	5

Total Appreciation in Other Financial Instruments	5	10	—	15

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Depreciation in Other Financial Instruments*
Foreign Currency Exchange	—	(134)	—	(134)
Futures	(189)	—	—	(189)

Total Depreciation in Other Financial Instruments	(189)	(134)	—	(323)

*	Other financial instruments include futures, forwards and swap contracts.

JPMorgan Tax Aware Disciplined Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.3%
	Common Stocks — 97.9%
	Consumer Discretionary — 9.6%
	Auto Components — 1.2%
171	Johnson Controls, Inc.	4,432

	Hotels, Restaurants & Leisure — 1.5%
54	International Game Technology	1,070
82	Starwood Hotels & Resorts
	Worldwide, Inc.	1,947
62	Yum! Brands, Inc.	2,208

		5,225

	Household Durables — 0.4%
86	KB Home	1,437

	Media — 3.3%
196	Time Warner, Inc.	5,236
272	Walt Disney Co. (The)	6,843

		12,079

	Specialty Retail — 2.1%
35	Advance Auto Parts, Inc.	1,608
179	Staples, Inc.	3,772
86	Urban Outfitters, Inc. (a)	2,064

		7,444

	Textiles, Apparel & Luxury Goods — 1.1%
39	Nike, Inc., Class B	2,222
29	V.F. Corp.	1,865

		4,087

	Total Consumer Discretionary	34,704

	Consumer Staples — 10.8%
	Beverages — 1.5%
95	PepsiCo, Inc.	5,415

	Food & Staples Retailing — 4.1%
159	CVS/Caremark Corp.	5,308
131	Safeway, Inc.	2,484
87	SYSCO Corp.	2,078
101	Wal-Mart Stores, Inc.	5,021

		14,891

	Food Products — 0.5%
29	General Mills, Inc.	1,728

	Household Products — 2.4%
157	Procter & Gamble Co.	8,691

	Tobacco — 2.3%
175	Altria Group, Inc.	3,069
111	Philip Morris International, Inc.	5,152

		8,221

	Total Consumer Staples	38,946

	Energy — 11.8%
	Energy Equipment & Services — 1.2%
43	Noble Corp.	1,454
56	Schlumberger Ltd.	3,017

		4,471

	Oil, Gas & Consumable Fuels — 10.6%
57	Anadarko Petroleum Corp.	2,762
63	Apache Corp.	5,251
73	Chevron Corp.	5,039
73	Devon Energy Corp.	4,261
27	EOG Resources, Inc.	1,998
187	Exxon Mobil Corp.	13,187
61	Occidental Petroleum Corp.	4,382
32	Southwestern Energy Co. (a)	1,311

		38,191

	Total Energy	42,662

	Financials — 13.2%
	Capital Markets — 5.6%
49	Ameriprise Financial, Inc.	1,351
158	Bank of New York Mellon Corp. (The)	4,331
49	Goldman Sachs Group, Inc. (The)	7,948
156	Morgan Stanley	4,436
118	TD AMERITRADE Holding Corp. (a)	2,179

		20,245

	Commercial Banks — 3.0%
72	BB&T Corp.	1,637
205	U.S. Bancorp	4,178
201	Wells Fargo & Co.	4,917

		10,732

	Diversified Financial Services — 1.7%
421	Bank of America Corp.	6,229

	Insurance — 2.9%
43	ACE Ltd., (Switzerland)	2,120
28	AON Corp.	1,086
30	Axis Capital Holdings Ltd., (Bermuda)	862
47	MetLife, Inc.	1,597
41	Prudential Financial, Inc.	1,810
13	RenaissanceRe Holdings Ltd., (Bermuda)	645
52	Travelers Cos., Inc. (The)	2,250

		10,370

	Total Financials	47,576

	Health Care — 12.9%

	Biotechnology — 2.4%
87	Celgene Corp. (a)	4,979
77	Gilead Sciences, Inc. (a)	3,788

		8,767

	Health Care Equipment & Supplies — 1.8%
54	Baxter International, Inc.	3,063
92	Covidien plc, (Ireland)	3,497

		6,560

	Health Care Providers & Services — 1.6%
111	Aetna, Inc.	2,985
33	Cardinal Health, Inc.	1,086
32	McKesson Corp.	1,646

		5,717

	Pharmaceuticals — 7.1%
145	Abbott Laboratories	6,534
121	Bristol-Myers Squibb Co.	2,624
76	Merck & Co., Inc.	2,281
310	Pfizer, Inc.	4,937
251	Schering-Plough Corp.	6,658
56	Wyeth	2,587

		25,621

	Total Health Care	46,665

	Industrials — 8.4%
	Aerospace & Defense — 1.9%
31	Boeing Co.	1,314
101	United Technologies Corp.	5,498

		6,812

	Electrical Equipment — 0.5%
48	Emerson Electric Co.	1,763

	Industrial Conglomerates — 0.9%
255	General Electric Co.	3,411

	Machinery — 2.8%
81	Caterpillar, Inc.	3,568
50	Deere & Co.	2,174
92	PACCAR, Inc.	3,178
23	Parker Hannifin Corp.	1,040

		9,960

	Road & Rail — 2.3%
196	Norfolk Southern Corp.	8,490

	Total Industrials	30,436

	Information Technology — 21.0%
	Communications Equipment — 5.0%
422	Cisco Systems, Inc. (a)	9,278
85	Juniper Networks, Inc. (a)	2,234
140	QUALCOMM, Inc.	6,448

		17,960

	Computers & Peripherals — 6.1%
33	Apple, Inc. (a)	5,432
255	Hewlett-Packard Co.	11,024
39	International Business Machines Corp.	4,579
46	NetApp, Inc. (a)	1,027

		22,062

	Electronic Equipment, Instruments & Components — 1.2%
247	Corning, Inc.	4,192

	Internet Software & Services — 2.1%
18	Google, Inc., Class A (a)	7,762

	IT Services — 1.4%
13	MasterCard, Inc., Class A	2,464
93	Paychex, Inc.	2,477

		4,941

	Semiconductors & Semiconductor Equipment — 1.6%
205	National Semiconductor Corp.	3,081
123	Xilinx, Inc.	2,667

		5,748

	Software — 3.6%
562	Microsoft Corp.	13,213

	Total Information Technology	75,878

	Materials — 4.5%
	Chemicals — 3.2%
162	Dow Chemical Co. (The)	3,421
27	Monsanto Co.	2,264
78	Praxair, Inc.	6,061

		11,746

	Metals & Mining — 1.3%
76	Freeport-McMoRan Copper & Gold, Inc.	4,577

	Total Materials	16,323

	Telecommunication Services — 3.6%
	Diversified Telecommunication Services — 3.2%
173	AT&T, Inc.	4,527
214	Verizon Communications, Inc.	6,863

		11,390

	Wireless Telecommunication Services — 0.4%
368	Sprint Nextel Corp. (a)	1,472

	Total Telecommunication Services	12,862

	Utilities — 2.1%
	Electric Utilities — 2.1%
93	Edison International	2,991
63	Exelon Corp.	3,181
43	Southern Co.	1,359

	Total Utilities	7,531

	Total Common Stocks (Cost $305,606)	353,583

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.4%
1,345	U.S. Treasury Note, 2.875%, 06/30/10 (k) (Cost $1,374)	1,375

	Total Long-Term Investments (Cost $306,980)	354,958

	Short-Term Investment — 1.5%
	Investment Company — 1.5%
5,413	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (m) (Cost $5,413)	5,413

	Total Investments — 99.8% (Cost $312,393)	360,371

	Other Assets in Excess of Liabilities — 0.2%	564

	NET ASSETS — 100.0%	$360,935

Percentages indicated are based on net assets.

Futures Contract

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
12	S&P 500 Index	09/17/09	$2,953	$196

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc..

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,288
Aggregate gross unrealized depreciation	(7,310)

Net unrealized appreciation/depreciation	$47,978

Federal income tax cost of investments	$312,393

Tax Aware Disciplined Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$34,704	$—	$—	$34,704
Consumer Staples	38,946	—	—	38,946
Energy	42,662	—	—	42,662
Financials	47,576	—	—	47,576
Health Care	46,665	—	—	46,665
Industrials	30,436	—	—	30,436
Information Technology	75,878	—	—	75,878
Materials	16,323	—	—	16,323
Telecommunication Services	12,862	—	—	12,862
Utilities	7,531	—	—	7,531

Total Common Stocks	353,583	—	—	353,583

Debt Securities
U.S. Treasury Obligations	—	1,375	—	1,375
Short-Term Investments
Investment Companies	5,413	—	—	5,413

Total Investments in Securities	$358,996	$1,375	$—	$360,371

Appreciation in Other Financial Instruments*
Futures	$196	$—	$—	$196

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($	)

	Long-Term Investments — 94.0%
	Municipal Bonds — 94.0%
	Alabama — 0.4%
8,135	Alabama Public School & College
	Authority, Capital Improvement, Rev.,
	5.000%, 12/01/16	9,275

	Arizona — 3.6%
	Arizona Health Facilities Authority, Banner Health,
2,000	Series D, Rev., 5.000%, 01/01/11	2,064
2,000	Series D, Rev., 5.000%, 01/01/12	2,090
5,000	Series D, Rev., 5.000%, 01/01/17	5,240
3,215	Series D, Rev., 5.000%, 01/01/18	3,166
2,500	Series D, Rev., 5.000%, 01/01/18	2,471
3,000	Series D, Rev., 5.500%, 01/01/18	3,140
2,500	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.410%, 08/06/09	2,159
1,485	Arizona Power Authority, Crossover, Special Obligation, Series A, Rev., 5.250%, 10/01/12	1,666
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	14,324
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	6,113
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/15	183
	City of Goodyear,
1,175	GO, FSA, 6.000%, 07/01/15	1,398
1,225	GO, FSA, 6.000%, 07/01/16	1,466
1,300	GO, FSA, 6.000%, 07/01/17	1,561
1,375	GO, FSA, 6.000%, 07/01/18	1,655
1,400	GO, FSA, 6.000%, 07/01/18	1,667
3,450	City of Phoenix, Series A, GO, 5.000%, 07/01/17	3,996
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 01/01/14	9,613
850	Maricopa County Elementary School District No. 28, Kyrene Elementary, School Improvement Project 2005, Series C, GO, 5.000%, 07/01/18	918
1,000	Maricopa County Unified School District No. 48-Scottsdale, School Improvement Project, Series A, GO NATL-RE FGIC, 5.000%, 07/01/16	1,132
6,760	Maricopa County Unified School District No. 4-Mesa, School Improvement Project 2005, Series C, GO, 4.250%, 07/01/14	7,360
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,267
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/19 Scottsdale IDA,	1,641
4,615	Series A, Rev., 5.000%, 09/01/12	4,795
2,250	Series A, Rev., 5.000%, 09/01/14	2,336
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,137
3,500	Surprise Municipal Property Corp., Rev., 4.700%, 04/01/14	2,925

		96,483

	Arkansas — 0.6%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., FSA, 4.750%, 11/01/16	6,114
1,815	City of Fort Smith, Water & Sewer, Rev., FSA, 5.000%, 10/01/18	1,937
8,000	State of Arkansas, Federal Highway Grant, Anticipated Tax Revenue, GO, 5.000%, 08/01/12	8,846

		16,897

	California — 9.3%
2,805	Burbank California Public Financing Authority, Golden State Redevelopment Project, Series A, Tax Allocation, FGIC, 5.000%, 12/01/17	2,688
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	2,004
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/18	1,653
2,000	Series C, Rev., 6.250%, 10/01/18	2,163
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, 1st Lien
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,653
340	Series A, Rev., FSA, 5.000%, 07/01/22 (p)	397
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/14	205
4,000	California Municipal Finance Authority, Waste Management, Inc. Project, Series A, Rev., VAR, 4.900%, 02/01/10	4,015
	California State Department of Water Resources,
5,000	Series A, Rev., 5.750%, 05/01/12 (p)	5,714
2,070	Series H, Rev., FSA-CR, 5.000%, 05/01/18	2,169
850	California State Department of Water Resources, Power Supply, Series A, Rev., NATL-RE, 5.250%, 05/01/12	929
8,025	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-2, Rev., 7.000%, 12/01/11	9,128
2,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14	1,973
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/16	1,052
2,025	Series E, Rev., 5.250%, 10/01/16	2,098
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	391
2,500	GO, Zero Coupon, 05/01/16	1,870
2,000	GO, Zero Coupon, 05/01/17	1,395
1,490	GO, Zero Coupon, 08/01/19	898
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	1,153
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., FSA-CR, AMBAC, Zero Coupon, 09/01/23	2,308
	City of Vallejo, Water Revenue,
1,370	Rev., NATL-RE, 5.000%, 05/01/16	1,404
1,690	Rev., NATL-RE, 5.000%, 05/01/16	1,790
750	El Camino Community College District, Election of 2002, Series B, GO, NATL-RE, FGIC, 4.250%, 08/01/12	810
	Evergreen Elementary School District,
3,000	Series A, GO, FSA, 6.000%, 08/01/13	3,454
1,090	Series A, GO, FSA, 6.000%, 08/01/16	1,287
13,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	15,430
	Golden State Tobacco Securitization Corp., Asset-Backed,
3,280	Series A-1, Rev., 4.500%, 06/01/17	2,742
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,454
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,652
4,765	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,347
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,766
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, AGC, Zero Coupon, 08/01/14	5,023
5,845	GO, AGC, Zero Coupon, 08/01/15	4,988
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	4,565
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16	262
	Los Angeles Department of Airports, Ontario International,
2,790	Series A, Rev., NATL-RE, 4.500%, 05/15/10	2,844
3,080	Series A, Rev., NATL-RE, 4.500%, 05/15/12	3,203
	Los Angeles Unified School District,
1,000	Series A-1, GO, FSA, 5.000%, 07/01/17	1,072
2,750	Series B, GO, FGIC, 4.750%, 07/01/16	2,772
5,000	Menlo Park Community Development Agency, Las Pulgas Community Development Project, Tax Allocation, AMBAC, 5.500%, 06/01/10 (p)	5,303
14,450	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 05/01/12	15,603
1,220	San Diego Unified School District, Election of 1998, Series F-1, GO, FSA, 5.250%, 07/01/28	1,316
1,000	San Luis Obispo County Financing Authority, Nacimento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/17	1,019
	Santa Monica Community College District, Election of 2007,
2,500	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,421
1,500	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,411
2,700	Saugus Union School District, GO, NATL-RE, FGIC, 5.250%, 08/01/20	2,914
3,110	Simi Valley School Financing Authority, Rev., FSA, 5.000%, 08/01/17	3,327
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	4,323
1,000	GO, 5.000%, 08/01/16	1,092
7,500	GO, 5.000%, 02/01/17	7,516
18,945	GO, 5.125%, 02/01/14 (p)	21,799
7,830	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14	8,603
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,876
940	GO, 5.000%, 04/01/16	1,025
6,310	GO, 5.000%, 04/01/17	6,835
5,000	GO, 5.000%, 04/01/19	5,237
10,000	GO, 5.500%, 04/01/18	11,091
5,000	GO, 5.500%, 04/01/19	5,514
5,000	GO, 5.500%, 04/01/19	5,377
5,000	GO, 5.625%, 04/01/19	5,225
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/19	5,803
5,000	Series O, Rev., 5.750%, 05/15/19	5,474
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/15	6,147
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/14	995

		247,967

	Colorado — 1.9%
7,230	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, FSA, 5.000%, 12/15/13	8,323
5,000	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.500%, 03/01/12 (p)	5,549
8,000	Colorado Higher Education, COP, 5.500%, 11/01/18	8,383
1,000	Denver City & County, Airport, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,034
	Denver City & County, Better Denver & Zoo,
2,235	Series A, GO, 4.000%, 08/01/11	2,377
730	Series A, GO, 4.000%, 08/01/12	794
1,330	Series A, GO, 4.000%, 08/01/13	1,465
460	Series A, GO, 4.000%, 08/01/14	508
1,660	Highlands Ranch Metropolitan District, Family & Children’s Fund Bonds, GO, 5.000%, 12/01/10	1,753
10,000	Jefferson County School District R-001, Series A, GO, FSA, 5.250%, 12/15/12	11,337
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/19	1,341
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,900
1,000	Superior Metropolitan District No. 1, Rev., AMBAC, 5.000%, 12/01/15	939

		49,703

	Connecticut — 2.0%
	City of Greenwich,
325	GO, 4.000%, 06/01/18	337
500	GO, 4.000%, 06/01/18	514
300	GO, 4.750%, 06/01/18	348
200	GO, 5.000%, 06/01/18	229
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/17	1,012
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	274
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,430
	State of Connecticut,
3,000	GO, 5.000%, 03/15/14	3,425
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,127
1,480	Series B, GO, AMBAC, 5.250%, 06/01/20	1,743
12,990	Series B, GO, NATL-RE, 5.000%, 12/01/12	14,625
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	11,734
	State of Connecticut, Revolving Fund,
2,000	Series A, Rev., 5.000%, 06/01/13	2,274
2,100	Series A, Rev., 5.000%, 06/01/19	2,449
8,375	State of Connecticut, Transportation Infrastructure, Series B, Special Tax, FSA, 5.375%, 10/01/10	8,837

		53,358

	Delaware — 0.3%
1,675	Delaware Transportation Authority, Motor Fuel Tax Revenue, Unrefunded Balance, Series B, Rev., AMBAC, 5.000%, 07/01/12	1,846
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,166
6,000	University of Delaware, Series A, Rev., VAR, 2.000%, 06/01/11	6,036

		9,048

	District of Columbia — 0.2%
4,185	District of Columbia, Unrefunded Balance, Series A, GO, FSA, 5.500%, 06/01/09	4,240

	Florida — 4.1%
4,900	City of Gainesville, Utilities System, Series A, Rev., FSA, 5.000%, 10/01/15 (p)	5,735
	City of Port St. Lucie, Utilities Systems
1,800	Rev., 5.000%, 09/01/15	1,973
2,355	Rev., 5.000%, 09/01/18	2,525
1,070	Rev., 5.000%, 09/01/20	1,122
7,060	Florida State Board of Education, Lottery, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/11	7,290
200	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, FGIC, 5.750%, 07/01/10	208
	Florida State Department of Environmental Protection, Florida Forever,
1,125	Series A, Rev., 5.000%, 07/01/10	1,163
3,140	Series A, Rev., NATL-RE, 5.375%, 07/01/12	3,379
7,060	Series A, Rev., NATL-RE, 5.375%, 07/01/16	7,598
5,000	Series C, Rev., AMBAC, 5.000%, 07/01/13	5,278
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,788
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,608
10,000	Lee County, Airport, Series B, Rev., FSA, 5.750%, 10/01/10 (p)	10,709
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/13	116
2,000	Lee County, Transitional Facilities, Series A, Rev., AMBAC, 5.250%, 10/01/10	2,084
5,000	Miami-Dade County, Entitlement, Rev., NATL-RE, FGIC, 5.000%, 08/01/10	5,157
2,560	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,819
	Miami-Dade County, School Board,
2,500	Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/17	2,547
3,405	Series D, COP, FSA-CR, FGIC, 5.000%, 08/01/13	3,438
	Miami-Dade County, Water & Sewer Systems,
5,000	Rev., XLCA, 5.000%, 10/01/17	5,124
6,000	Series B, Rev., FSA, 5.000%, 10/01/14	6,680
15,180	Series B, Rev., FSA, 5.000%, 10/01/15	16,922
3,955	Palm Beach County, School Board, Series D, COP, FSA, 5.250%, 08/01/12	4,233
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	152
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,833

		108,481

	Georgia — 5.3%
2,650	Bryan County School District, Sales Tax, GO, 5.000%, 08/01/10	2,767
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22 (w)	7,773
500	De Kalb County School District, Series A, GO, 6.250%, 07/01/10 (p)	527
5,000	Douglas County School District, GO, 5.000%, 04/01/26	5,341
1,025	Fulton County School District, GO, 6.375%, 05/01/12	1,169
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/16	8,374
2,000	Rev., NATL-RE, 5.000%, 06/01/16	2,240
5,000	Series A, Rev., 5.000%, 06/01/15	5,697
10,000	Series A, Rev., FSA, 5.000%, 06/01/18	11,350
	Gwinnett County School District,
2,500	GO, 5.000%, 02/01/11	2,663
7,500	GO, 5.000%, 02/01/13	8,468
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/18	3,864
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,673
	Newton County School District,
1,400	GO, 5.000%, 04/01/11	1,498
2,300	GO, 5.000%, 04/01/12	2,539
1,535	Peach County, Sales Tax, GO, 5.000%, 07/01/12	1,684
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,212
	State of Georgia,
5,030	Series A, GO, 5.000%, 09/01/12	5,647
3,425	Series A, GO, 5.000%, 09/01/15	3,955
11,245	Series A-1, GO, 5.000%, 07/01/12	12,566
1,000	Series B, GO, 5.750%, 08/01/17	1,222
14,960	Series C, GO, 5.000%, 07/01/17	17,578
1,120	Series C, GO, 5.500%, 07/01/12	1,267
10,000	Series C, GO, 5.500%, 07/01/14	11,636
2,000	Series C, GO, 6.000%, 07/01/10	2,100
1,700	Series D, GO, 5.250%, 10/01/11	1,864
3,935	Series E, GO, 5.000%, 08/01/16	4,626
5,000	Series E, GO, 4.000%, 07/01/13	5,520

		141,820

	Hawaii — 2.1%
	City & County of Honolulu, Second Bond Resolution,
2,500	Series A, Rev., FSA, 5.000%, 07/01/18	2,682
3,740	Series A, Rev., FSA, 5.000%, 07/01/18	3,988
4,915	Series A, Rev., FSA, 5.000%, 07/01/18	5,169
2,740	Series A, Rev., FSA, 5.000%, 07/01/18	2,900
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,710
2,575	Rev., 5.000%, 01/01/19	2,936
5,515	Series CY, GO, FSA, 5.750%, 02/01/14	6,432
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/14	10,727
7,500	Series DQ, GO, 5.000%, 06/01/15	8,630
10,000	Series DR, GO, 5.000%, 06/01/16	11,534

		56,708

	Idaho — 0.7%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	8,634
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,660
2,800	University of Idaho, Series A, Rev., VAR, FSA, 4.375%, 04/01/11	2,858

		19,152

	Illinois — 1.7%
3,200	Chicago Housing Authority, Rev., 5.375%, 07/01/12 (p)	3,607
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	5,068
2,500	Chicago Transit Authority, Federal Transit Administration, Section 5307, Rev., AMBAC, 5.000%, 12/01/16	2,635
140	City of Chicago, Series A, GO, FSA, 5.000%, 01/01/13	154
5,000	City of Chicago, Emergency Telephone System, GO, NATL-RE, FGIC, 5.250%, 01/01/14	5,563
2,000	City of Chicago, Lakefront Millenium Parking Facility, GO, NATL-RE, 5.700%, 01/01/12 (p)	2,265
3,000	City of Chicago, Sales Tax, Rev., FSA, 5.000%, 07/01/15	3,286
5,000	City of Chicago, Skyway Toll, Rev., AMBAC, 5.500%, 01/01/11 (p)	5,388
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/18	1,169
3,000	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., 4.375%, 11/15/22	3,001
5,000	Illinois State Toll Highway Authority, Series A, Rev., FSA, 5.500%, 01/01/15	5,750
100	Metropolitan Pier & Exposition Authority, Series 2002-A, Rev., FGIC, 5.500%, 06/15/18 (p)	118
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	871
3,970	State of Illinois, Series A, GO, FSA, 5.000%, 06/01/14	4,450
1,160	State of Illinois, Sales Tax, Rev., 5.000%, 06/15/11	1,245
1,165	Will County High School District No. 204-Joliet, Series B, GO, NATL-RE, 5.000%, 01/01/13	1,295
195	Will County School District No. 122, Series 2004-A, GO, FSA, 6.500%, 11/01/10 (p)	209

		46,074

	Indiana — 0.7%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/15	2,245
1,000	Hamilton Heights School Corp., First Mortgage, Rev., FSA, 5.000%, 01/15/13	1,113
160	Indiana Bond Bank, Special Program, Series D, Rev., FSA, 5.000%, 02/01/16	174
5,205	Indianapolis Local Public Improvement Bond Bank, Series 2005- E, Rev., AMBAC, 5.000%, 01/01/15	5,606
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,073
	South Bend Community School Corp., First Mortgage,
1,000	Rev., FSA, 4.000%, 07/05/11	1,057
1,350	Rev., FSA, 5.000%, 07/05/14	1,531
855	Rev., FSA, 5.000%, 01/05/16	968
1,030	Rev., FSA, 5.000%, 07/05/17	1,168

		17,935

	Iowa — 0.3%
7,820	Tobacco Settlement Authority of Iowa,
	Asset Backed, Series B, Rev., 5.600%, 06/01/11 (p)	8,498

	Kansas — 1.9%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	17,296
	City of Sailna, Internal Improvement,
2,075	Series A, GO, 5.000%, 10/01/17	2,387
2,170	Series A, GO, 5.000%, 10/01/18	2,492
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/15	1,962
5,000	Kansas State Department of Transportation, Series A, 5.000%, 09/01/13	5,722
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	7,362
	Wyandotte County-Kansas City Unified Government,
8,930	Series 2004, Rev., AMBAC, 5.650%, 09/01/12	9,911
3,755	Series 2004, Rev., AMBAC, 5.650%, 09/01/14	4,315

		51,447

	Kentucky — 0.9%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., NATL-RE, 5.000%, 10/01/13 (p)	5,735
4,030	Rev., NATL-RE, 5.125%, 10/01/13 (p)	4,642
	Kentucky State Property & Buildings Commission, Project No. 89,
1,000	Rev., FSA, 5.000%, 11/01/18	1,051
6,145	Rev., FSA, 5.000%, 11/01/22	6,523
165	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.250%, 11/01/09 (p)	167
4,050	Kentucky Turnpike Authority, Revitalization Project, Series A, Rev., AMBAC, 5.500%, 07/01/12	4,538

		22,656

	Louisiana — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	2,885
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,116

		5,001

	Maryland — 2.7%
1,430	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Rev., 6.750%, 07/01/10 (p)	1,527
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14	3,049
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,176
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,692
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	7,674
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,337
	State of Maryland, State & Local Facilities Loan, Second Series,
8,080	GO, 5.000%, 08/01/11	8,768
6,700	GO, 5.000%, 08/01/13	7,471
8,000	GO, 5.000%, 08/01/15	9,355
10,000	Series A, GO, 5.000%, 08/01/10	10,453
5,580	University System of Maryland, Series A, Rev., 0.550%, 06/01/10	5,581
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,489
4,340	Series A, Rev., 5.000%, 04/01/17	5,065
4,560	Series A, Rev., 5.000%, 04/01/18	5,319

		70,956

	Massachusetts — 4.3%
	Boston Housing Authority,
1,790	Rev., FSA, 5.000%, 04/01/15	2,020
1,770	Rev., FSA, 5.000%, 04/01/17	1,991
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,545
	Commonwealth of Massachusetts, Consolidated Lien,
3,050	Series C, GO, FSA, 5.500%, 11/01/10	3,233
4,100	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/13	4,769
10,000	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	11,765
5,000	Series C, GO, NATL-RE, IBC, 5.500%, 11/01/16 (p)	6,076
2,455	Series D, GO, 5.250%, 10/01/13 (p)	2,803
20,450	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	22,324
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,910
2,000	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, NATL-RE-IBC, 5.750%, 12/15/10	2,110
	Commonwealth of Massachusetts, Special Obligation,
4,160	Rev., FGIC, 5.250%, 01/01/14 (p)	4,714
14,900	Rev., FGIC, 5.000%, 01/01/14 (p)	16,726
	Massachusetts Development Finance Agency, College of the Holy Cross,
1,000	Series B, Rev., 5.000%, 09/01/18	1,104
1,000	Series B, Rev., 5.000%, 09/01/18	1,093
1,100	Series B, Rev., 5.000%, 09/01/18	1,187
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	11,550
3,840	Massachusetts School Building Authority, Series A, Rev., FSA, 5.000%, 08/15/15	4,158

		114,078

	Michigan — 1.9%
1,000	Brandon School District, School Building & Site, GO, FSA, 5.000%, 05/01/16	1,099
540	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	555
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., NATL- RE, 5.250%, 07/01/16	243
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL- RE, 5.000%, 07/01/13	6,168
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, FSA-CR FGIC, 5.500%, 01/01/22	11,227
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, 5.000%, 05/01/13 (p)	9,058
3,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	3,092
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,345
185	State of Michigan, Clean Michigan Initiative Program, GO, 5.000%, 11/01/09 (p)	187
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,721
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., FSA, 5.000%, 09/01/15	1,531
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	4,043
4,170	Series A, Rev., 5.000%, 04/01/21	4,641

		50,910

	Minnesota — 1.5%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.000%, 04/01/12	3,230
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	9,767
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,871
10,000	GO, FSA, 5.000%, 08/01/13	10,659
6,760	Series C, GO, 5.000%, 08/01/16	7,938
1,000	University of Minnesota, Series C, Rev., 5.000%, 12/01/18	1,152

		38,617

	Mississippi — 0.7%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	12,614
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,615

		19,229

	Missouri — 1.9%
	Cass County Reorganized School District No. R-2,
1,000	GO, 5.000%, 03/01/16	1,097
1,000	GO, 5.000%, 03/01/16	1,072
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.000%, 10/15/13	15,461
2,500	Missouri State Highways & Transit Commission, Series A, Rev., 5.000%, 02/01/12	2,727
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,402
7,000	Series A, Rev., 5.000%, 05/01/16	7,994
6,000	Series B, Rev., 5.000%, 05/01/16	6,507
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,792
5,000	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/16	5,781

		49,833

	Nebraska — 0.7%
7,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	7,840
	Nebraska Public Power District,
250	Series B, Rev., FSA, 5.000%, 01/01/17	276
600	Series B, Rev., FSA, 5.000%, 07/01/17	655
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16	2,732
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/16	3,999
3,715	Rev., AMBAC, 5.000%, 07/15/16	4,053

		19,555

	Nevada — 2.1%
	Clark County School District,
3,795	Series C, GO, FSA, 5.000%, 12/15/15 (p)	4,464
12,140	Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	14,132
	Clark County, Flood Control,
7,175	GO, 5.000%, 11/01/10	7,535
5,450	GO, 5.000%, 11/01/13	6,048
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 01/01/16	5,924
6,075	Series B, Rev., AMBAC, 5.000%, 01/01/16	6,193
5,000	State of Nevada, Projects R9-A-R13-F, GO, FSA, 5.000%, 06/01/15	5,075
5,000	Truckee Meadows Water Authority, Rev., FSA, 5.000%, 07/01/16	5,545

		54,916

	New Jersey — 2.3%
140	Essex County Improvement Authority, County Correctional Facilities Project, Rev., FGIC CNTY GTD, 5.750%, 10/01/10 (p)	148
	Garden State Preservation Trust,
1,670	Series A, Rev., FSA, 5.250%, 11/01/13 (p)	1,937
1,000	Series A, Rev., FSA, 5.250%, 11/01/13 (p)	1,160
6,000	Series A, Rev., FSA, 5.800%, 11/01/15	7,118
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	5,041
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/15	8,699
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,007
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series C, Rev., FSA-CR, 5.500%, 06/15/13 (p)	5,796
	State of New Jersey,
2,500	GO, 5.250%, 08/01/20	2,903
3,000	Series N, GO, AMBAC, 5.500%, 07/15/14	3,497
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, Rev., FSA, Zero Coupon, 12/01/20	1,235
	Tobacco Settlement Financing Corp.,
8,120	Rev., 6.750%, 06/01/13 (p)	9,780
2,750	Series 1A, Rev., 4.500%, 06/01/17	2,350
	Township of Franklin, Somerset County,
665	GO, 4.000%, 05/01/16	733
1,180	GO, 5.000%, 05/01/17	1,366

		59,770

	New Mexico — 1.2%
5,000	Albuquerque Municipal School District No. 12, GO, 5.000%, 08/01/14	5,753
	New Mexico Finance Authority, Senior Lien,
7,000	Series A, Rev., NATL-RE, 5.250%, 06/15/14	7,846
1,625	Series B, Rev., 5.000%, 06/01/18	1,750
1,690	Series B, Rev., 5.000%, 06/01/18	1,810
1,820	Series B, Rev., 5.000%, 06/01/18	1,923
1,965	Series B, Rev., 5.000%, 06/01/18	2,048
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/13	11,595

		32,725

	New York — 9.2%
	Briarcliff Manor, Public Improvement,
285	Series A, GO, FSA, 5.000%, 09/01/13	326
100	Series A, GO, FSA, 5.000%, 09/01/14	115
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., FSA, 5.750%, 05/01/18	3,281
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,788
5,000	Long Island Power Authority, Series A, Rev., 5.250%, 04/01/19	5,364
1,150	Massapequa Union Free School District, GO, 4.000%, 06/15/12	1,238
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/18	1,108
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,723
5,000	Series A, Rev., FGIC, 5.250%, 11/15/11 (p)	5,499
1,040	Series A, Rev., FGIC, 6.125%, 04/01/10 (p)	1,080
5,000	Series A, Rev., NATL-RE, 5.250%, 10/01/10 (p)	5,275
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/16	7,844
	New York City Municipal Water Finance Authority,
15,400	Rev., 5.500%, 06/15/10 (p)	16,199
380	Series AA, Rev., 5.000%, 06/15/17	432
2,500	Series CC, Rev., 5.000%, 06/15/18	2,559
5,985	Series DD, Rev., 4.500%, 06/15/18	5,634
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	2,801
395	New York City Transitional Finance Authority, Sub Series A-2, Rev., 5.000%, 11/01/15	434
400	New York City Transitional Finance Authority, Fiscal Year 2007, Series S- 1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	438
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series A, Rev., VAR, SUB, 5.500%, 11/01/11	5,346
11,285	Series C, Rev., 5.875%, 05/01/10 (p)	11,863
2,860	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/13	3,021
	New York Local Government Assistance Corp.,
5,805	Rev., 5.500%, 04/01/19	6,812
7,875	Series A-5, Rev., 5.500%, 04/01/19	9,242
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	6,210
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/18	10,895
4,000	Series A, Rev., 5.000%, 03/15/19	4,301
8,000	Series C, Rev., 5.000%, 03/15/14	9,045
6,500	Series C, Rev., 5.000%, 12/15/16	6,986
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., FSA, 5.000%, 02/15/14	3,996
2,220	Series D, Rev., FSA, 5.000%, 08/15/14	2,482
510	Series D, Rev., FSA, 5.000%, 02/15/17	554
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	438
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	558
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	736
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/16	1,429
3,000	New York State Dormitory Authority, State University Educational Facilities, Rev., FGIC, 5.250%, 05/15/10 (p)	3,145
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/18	4,560
	New York State Environmental Facilities Corp.,
1,010	Rev., FSA, 5.750%, 06/15/12	1,138
1,000	Series A, Rev., 5.000%, 12/15/17	1,106
2,430	Series A, Rev., 5.250%, 12/15/18	2,798
1,165	Series E, Rev., NATL-RE, 6.000%, 06/15/10	1,216
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Series C, Rev., 5.000%, 06/15/17	11,109
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/16	2,496
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,649
	New York State Thruway Authority,
5,000	Series A, Rev., 5.250%, 03/15/19	5,730
5,000	Series A, Rev., 5.500%, 03/15/12 (p)	5,606
2,535	Series B, Rev., AMBAC, 5.000%, 10/01/15	2,738
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	5,509
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.250%, 07/01/18	15,573
200	Sachem Central School District of Holbrook, GO, NATL-RE, FGIC, 5.000%, 10/15/16	230
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/14	5,321
5,000	Tobacco Settlement Financing Authority, Asset-Backed, Series B, Rev., 5.000%, 06/01/11	5,300
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/12	5,468
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,542

		243,286

	North Carolina — 2.5%
	City of Charlotte, Equipment Acquisition & Public Facilities,
7,170	Series A, COP, 5.000%, 06/01/12	7,899
8,075	Series A, COP, 5.000%, 06/01/13	9,060
	City of High Point,
1,000	Rev., FSA, 5.000%, 11/01/18	1,062
1,170	Rev., FSA, 5.000%, 11/01/18	1,235
	County of Wake, Annual Appropriation,
1,205	Rev., 5.000%, 06/01/17 (w)	1,376
3,905	Rev., 5.000%, 06/01/20 (w)	4,370
5,950	Rev., 5.000%, 06/01/21 (w)	6,570
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/16	1,141
2,950	Mecklenburg County, Public Improvement, Series B, GO, 5.000%, 02/01/15	3,419
	New Hanover County,
1,240	GO, 5.000%, 12/01/16 (w)	1,451
2,000	GO, 5.000%, 12/01/19 (w)	2,333
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18	2,675
225	North Carolina Municipal Power Agency No. 1, Catawba Electric, Rev., NATL-RE, 6.000%, 01/01/11	238
	State of North Carolina,
6,755	Rev., NATL-RE, 5.000%, 03/01/12	7,393
4,155	Series A, GO, 5.000%, 05/01/19	4,629
10,000	Series B, GO, 5.000%, 04/01/14	11,494

		66,345

	Ohio — 3.2%
5,000	American Municipal Power - Ohio, Inc., Prepayment, Series A, Rev., 5.000%, 02/01/10	5,042
13,995	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	11,484
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,427
4,650	Series A, Rev., 5.000%, 12/01/18	5,398
	City of Cleveland,
1,715	Rev., FSA, 5.250%, 09/15/18	1,896
1,390	Series A, GO, AMBAC, 5.000%, 10/01/14	1,548
1,875	City of Columbus, Series 1, GO, 5.000%, 07/01/14	2,158
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/14	8,821
2,000	City of Columbus, Various Purpose, Series D, GO, 5.000%, 12/15/11	2,197
200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipated Bonds, Rev., AMBAC, 5.000%, 12/01/15	219
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/18	6,609
200	Greater Cleveland Regional Transit Authority, Capital Improvement, Series A, GO, NATL-RE, 5.625%, 12/01/11 (p)	222
225	Kettering City School District, School Improvement, GO, FSA, 5.000%, 12/01/14	234
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14	3,324
4,000	Series B, GO, 5.000%, 09/15/14	4,600
3,165	Series B, GO, 5.000%, 09/15/15	3,656
5,335	Series B, GO, 5.000%, 09/15/16	6,170
5,325	Series D, GO, 5.000%, 09/15/12	5,960
3,260	State of Ohio, Higher Education, Series II-A, Rev., NATL-RE-IBC, 5.500%, 12/01/10	3,466
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17	3,003
4,975	State of Ohio, Infrastructure Improvement, Series B, GO, 5.000%, 08/01/19	5,723

		86,157

	Oklahoma — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,246
3,500	Rev., 5.500%, 09/01/15	3,964
5,210	Rev., 5.500%, 09/01/18	5,825

		11,035

	Oregon — 1.5%
5,000	City of Portland, Sewer Systems, Series A, Rev., FGIC, 5.750%, 08/01/10 (p)	5,264
2,000	City of Portland, Sewer Systems, First Lien, Series A, Rev., FSA, 5.000%, 10/01/10	2,102
1,500	Clackamas County, School District No. 12, GO, FSA GTY, 5.000%, 06/15/18	1,743
1,500	Deschutes County Administrative School, District No. 1, GO, FSA, 5.000%, 06/15/11	1,620
	Oregon State Department of Administrative Services,
10,060	Rev., FSA, 5.000%, 09/01/12	11,267
3,425	Series A, COP, 5.000%, 05/01/19	3,764
3,350	Series A, COP, 5.000%, 05/01/19	3,631
6,965	Series A, COP, 5.000%, 05/01/19	7,470
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,449
2,055	Portland Community College District, GO, 5.000%, 06/15/13	2,337

		40,647

	Pennsylvania — 3.9%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/14	10,140
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	5,797
1,000	Allegheny Valley Joint School District, Series A, GO, NATL-RE, 5.000%, 11/01/14	1,082
5,000	Altoona City Authority, Rev., FSA, 5.250%, 11/01/18	5,703
2,165	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15	2,500
7,135	Chester County, GO, 5.000%, 07/15/17	7,871
	City of Pittsburgh,
5,850	Series A, GO, FSA, 5.000%, 09/01/11	6,215
9,475	Series A, GO, FSA, 5.000%, 09/01/12	10,240
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,145
14,865	GO, 5.000%, 05/15/18	17,228
10,335	Series A, GO, 5.000%, 11/01/17	11,271
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/16	4,318
5,545	East Stroudsburg Area School District, GO, FSA, 5.000%, 09/01/17	5,977
1,315	Haverford Township School District, GO, FSA, 5.250%, 03/15/16	1,510
1,060	Marple Newtown School District, GO, FSA, 5.000%, 03/01/16	1,183
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/19	1,385
2,000	Series A, Rev., 5.000%, 03/01/19	2,199
	Pennsylvania Turnpike Commission,
1,100	Series A, Rev., FSA, 5.250%, 07/15/22	1,227
2,070	Series A, Rev., FSA-CR-AMBAC, 5.000%, 12/01/16	2,291
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 1.227%, 09/01/09	1,727
2,050	Seneca Valley School District, GO, FSA, 5.000%, 07/01/13	2,306

		103,315

	Puerto Rico — 0.2%
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,538

	South Carolina — 1.8%
4,585	Berkeley County School District, GO, FSA SCSDE, 5.500%, 07/15/12 (p)	5,179
200	Charleston County, Public Facilities Corp., COP, NATL-RE, 5.000%, 06/01/12	219
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/19	2,426
	City of Columbia, Waterworks & Sewer System,
1,000	Rev., 5.700%, 02/01/10	1,026
1,960	Rev., 6.000%, 02/01/10 (p)	2,016
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	14,323
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	7,532
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., FSA, 5.000%, 12/01/16	3,074
10,880	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/29/09	10,869

		46,664

	Tennessee — 1.1%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,667
2,070	City of Memphis, Sewer System, Rev., FSA, 5.000%, 05/01/17	2,384
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series B, Rev., AMBAC, 5.500%, 11/01/12 (p)	5,712
	Metropolitan Government Nashville & Davidson County,
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,148
4,050	Series B, GO, 5.000%, 08/01/21	4,405
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,283
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,131

		28,730

	Texas — 7.8%
12,700	Bell County, Limited Tax Note, GO, 5.000%, 02/15/12	13,656
1,075	Bexar County, GO, 5.250%, 06/15/17 Carroll Independent School District,	1,177
1,000	Series C, GO, 5.000%, 02/15/20 (w)	1,097
945	Series C, GO, 5.000%, 02/15/22 (w)	1,012
325	Series C, GO, 5.000%, 02/15/23 (w)	346
200	City of Dallas, Waterworks & Sewer
	System Improvements, Rev., FSA, 5.375%, 10/01/12	226
1,890	City of El Paso, GO, 5.000%, 08/15/14	2,153
4,485	City of Garland, Series A, GO, 5.000%, 02/15/18	4,809
5,000	City of Houston, Junior Lien, Series B, Rev., AMBAC, 5.750%, 12/01/12 (p)	5,764
200	City of Laredo, International Tool Bridge, Series B, Rev., FSA, 5.000%, 10/01/13	225
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,461
1,000	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/18	1,080
185	Collin County, Tax Refund, GO, 5.000%, 02/15/15	200
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.375%, 01/01/13	6,604
1,800	County of Tarrant, GO, 5.000%, 07/15/20	2,032
	County of Travis,
650	GO, 4.000%, 03/01/11	683
500	GO, 5.000%, 03/01/12	551
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/18	5,088
3,000	Rev., 5.250%, 12/01/18	3,023
8,935	Rev., AMBAC, 5.000%, 12/01/11 (p)	9,808
10,000	Rev., Series A, 5.000%, 12/01/16	11,442
7,660	Rev., Series A, 5.000%, 12/01/21	8,418
	Dallas County Community College District,
3,000	GO, 5.000%, 02/15/14	3,410
1,400	GO, 5.000%, 02/15/16	1,609
1,965	GO, 5.000%, 02/15/24	2,132
	Dallas Independent School District, Maintenance Tax Notes,
3,470	GO, 5.000%, 02/15/13	3,908
2,085	GO, 5.000%, 02/15/15	2,393
	Deer Park Independent School District, Limited Tax,
1,000	GO, FSA, 3.500%, 02/15/14	1,064
1,000	GO, FSA, 4.000%, 02/15/15	1,084
1,020	GO, FSA, 5.250%, 02/15/17	1,104
1,000	GO, FSA, 5.250%, 02/15/17	1,064
1,000	GO, FSA, 5.250%, 02/15/17	1,057
5,120	Harris County Health Facilities
	Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/14	5,435
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	752
	Longview Independent School District, Capital Appreciation,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,412
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	1,903
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,172
1,000	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/16	1,030
	North East Independent School District, Capital Appreciation, School Building,
2,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	2,370
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,316
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,314
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,313
2,130	Rev., 5.000%, 06/01/16	2,430
2,230	Rev., 5.000%, 06/01/17	2,538
2,340	Rev., 5.000%, 06/01/18	2,650
2,695	Rev., 5.000%, 06/01/18	2,938
2,955	Rev., 5.000%, 06/01/18	3,172
3,405	Rev., 5.000%, 06/01/18	3,581
1,000	North Texas Tollway Authority, Series A, Rev., FSA, 5.000%, 01/01/15 (p)	1,130
110	Plano Independent School District, GO, PSF-GTD, 4.750%, 02/15/10	113
	San Jacinto Community College District,
2,885	GO, 4.000%, 02/15/12	3,074
4,920	GO, 5.000%, 02/15/18	5,486
5,000	GO, 5.000%, 02/15/34	4,979
1,330	GO, AMBAC, 5.000%, 02/15/17	1,461
390	GO, AMBAC, 5.000%, 02/15/17	424
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/18	2,815
4,340	Series A, GO, 5.000%, 08/01/18	4,830
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,415
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.000%, 08/01/14	1,672
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/16	5,590
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/18	3,319
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/16	1,139
250	Series A, Rev., AMBAC, 5.500%, 03/15/16	281
	Texas Water Development Board, State Revolving Fund
3,200	Rev., 5.000%, 07/15/17 (w)	3,686
3,820	Rev., 5.000%, 07/15/20 (w)	4,316
8,780	Trinity River Authority, Texas Regional Water, Rev., 5.000%, 08/01/12	9,737
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16	3,302
2,500	Series B, Rev., 5.250%, 08/15/17	2,931
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/18	2,468
1,215	Series C, Rev., 5.000%, 03/01/18	1,305

		207,479

	Utah — 0.8%
2,500	Ogden City, Rev., FSA, 4.500%, 06/15/18	2,259
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,866
	Utah State University,
1,000	Rev., 5.000%, 12/01/19	1,121
1,050	Rev., 5.000%, 12/01/20	1,164
1,100	Rev., 5.000%, 12/01/21	1,203
1,150	Rev., 5.000%, 12/01/22	1,245
10,000	Utah Transit Authority, Series A, Rev., FSA, 5.000%, 12/15/12 (p)	11,325
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.000%, 07/01/14	2,283

		22,466

	Vermont — 0.3%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/17	4,428
2,355	Rev., AMBAC, 5.000%, 10/01/17	2,447

		6,875

	Virginia — 3.9%
5,180	Arlington County, Public
	Improvement, GO, 5.000%, 01/15/16	6,057
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	4,178
5,000	City of Newport News, Series B, GO, 5.250%, 02/01/16	5,850
	Commonwealth of Virginia,
4,000	Series A, GO, 5.000%, 06/01/13	4,563
2,725	Series A, GO, 5.000%, 06/01/14	3,146
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,724
1,005	5.000%, 04/01/16	1,158
1,935	5.000%, 04/01/17	2,232
1,655	5.000%, 04/01/18	1,906
	Fairfax County, Public Improvement,
6,495	Series A, GO, 5.000%, 04/01/18	7,344
16,685	Series B, GO, 5.000%, 10/01/12	18,793
7,000	Tobacco Settlement Financing Corp., Asset Backed Securities, Rev., 5.625%, 06/01/15 (p)	8,235
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,330
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	6,139
3,005	Series B, Rev., 4.000%, 08/01/12	3,268
5,620	Series C, Rev., 5.000%, 08/01/21	6,084
5,225	Series D, Rev., 5.000%, 08/01/17	6,075
	Virginia Public School Authority, School Financing, 1997 Resolution,
3,000	Series A, Rev., 5.000%, 08/01/11	3,251
1,900	Series A, Rev., 5.000%, 08/01/14	2,188
3,000	Series B, 5.000%, 08/01/13	3,423
2,565	Series B, Rev., 5.250%, 08/01/17	3,022
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,551

		104,517

	Washington — 1.4%
	Benton County School District No. 17,
3,220	GO, 5.000%, 12/01/13	3,653
4,300	GO, 5.000%, 12/01/14	4,887
2,000	City of Tacoma, Series B, GO, NATL- RE, Zero Coupon, 12/01/16	1,536
200	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13	226
5,000	King County School District No. 414, Lake Washington, GO, FSA, 5.000%, 12/01/17	5,480
12,400	State of Washington, Series R-2010A, GO, 5.000%, 01/01/22	13,620

1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., FSA, 5.250%, 08/15/18	1,276
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23 (w)	5,227

		35,905

	West Virginia — 0.3%
8,380	State of West Virginia, State Roads, GO, NATL-RE, 5.750%, 06/01/10 (p)	8,837

	Wisconsin — 0.2%
700	Milwaukee County, Series A, GO, NATL-RE, 5.000%, 10/01/11	760
3,800	Wisconsin Health & Education Facilities, 4.420%, 10/01/27 (i)	3,778

		4,538

	Wyoming — 0.0%
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/14	157

	Total Long-Term Investments (Cost $2,418,205)	2,497,823

SHARES

	Short-Term Investment — 10.2%
	Investment Company — 10.2%
269,389	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.280%, (b) (l) (m) (Cost $269,389)	269,389

	Total Investments — 104.2% (Cost $2,687,594)	2,767,212
	Liabilities in Excess of Other Assets — (4.2)%	(110,700)

	NET ASSETS — 100.0%	$2,656,512

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	— Insured by Assured Guaranty Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CDC IXIS Financial Guaranty
CNTY	— County
COP	— Certificate of Participation
CPIU	— Consumer Price Index for Urban Consumers
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Notes
GO	— General Obligation
GTD	— Guaranteed
GTY	— Guaranty
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2009.
TCRS	— Transferable Custodial Receipts
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2009.
XLCA	— Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(r)	Rates shown are per anum and payments are as described.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,343
Aggregate gross unrealized depreciation	(10,725)

Net unrealized appreciation/depreciation	$79,618

Federal income tax cost of investments	$2,687,594

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Debt Securities
Municipal Bonds
Alabama	$—	$9,275	$—	$9,275
Arizona	—	96,483	—	96,483
Arkansas	—	16,897	—	16,897
California	—	247,967	—	247,967
Colorado	—	49,703	—	49,703
Connecticut	—	53,358	—	53,358
Delaware	—	9,048	—	9,048
District of Columbia	—	4,240	—	4,240
Florida	—	108,481	—	108,481
Georgia	—	141,820	—	141,820
Hawaii	—	56,708	—	56,708
Idaho	—	19,152	—	19,152
Illinois	—	46,074	—	46,074
Indiana	—	17,935	—	17,935
Iowa	—	8,498	—	8,498
Kansas	—	51,447	—	51,447
Kentucky	—	22,656	—	22,656
Louisiana	—	5,001	—	5,001
Maryland	—	70,956	—	70,956
Massachusetts	—	114,078	—	114,078
Michigan	—	50,910	—	50,910
Minnesota	—	38,617	—	38,617
Mississippi	—	19,229	—	19,229
Missouri	—	49,833	—	49,833
Nebraska	—	19,555	—	19,555
Nevada	—	54,916	—	54,916
New Jersey	—	59,770	—	59,770
New Mexico	—	32,725	—	32,725
New York	—	243,286	—	243,286
North Carolina	—	66,345	—	66,345
Ohio	—	86,157	—	86,157
Oklahoma	—	11,035	—	11,035
Oregon	—	40,647	—	40,647
Pennsylvania	—	103,315	—	103,315
Puerto Rico	—	5,538	—	5,538
South Carolina	—	46,664	—	46,664
Tennessee	—	28,730	—	28,730
Texas	—	207,479	—	207,479
Utah	—	22,466	—	22,466
Vermont	—	6,875	—	6,875
Virginia	—	104,517	—	104,517
Washington	—	35,905	—	35,905
West Virginia	—	8,837	—	8,837
Wisconsin	—	4,538	—	4,538
Wyoming	—	157	—	157
Short-Term Investments
Investment Companies	269,389	—	—	269,389

Total Investments in Securities	$269,389	$2,497,823	$—	$2,767,212

Appreciation in Other Financial Instruments*
Swaps	$—	$179	$—	$179

Depreciation in Other Financial Instruments*
Swaps	$—	$(88,991)	$—	$(20,887)

* Other financial instruments include futures, forwards and swap contracts.

Inflation Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	2.770% at termination	90 day CPIU at termination	09/02/10	$ 2,000	$ (74)	$ -
Barclays Bank plc	2.988% at termination	90 day CPIU at termination	01/15/11	25,000	(1,773)	-
Barclays Bank plc	2.817% at termination	90 day CPIU at termination	02/13/11	500	(30)	-
Barclays Bank plc	2.960% at termination	90 day CPIU at termination	04/15/11	20,000	(1,606)	-
Barclays Bank plc	2.970% at termination	90 day CPIU at termination	06/14/11	2,000	(146)	-
Barclays Bank plc	2.940% at termination	90 day CPIU at termination	06/15/11	3,000	(214)	-
Barclays Bank plc	2.890% at termination	90 day CPIU at termination	08/25/11	25,000	(1,778)	-
Barclays Bank plc	2.490% at termination	90 day CPIU at termination	10/12/11	50,000	(2,669)	-
Barclays Bank plc	2.030% at termination	90 day CPIU at termination	09/16/12	100,000	(6,880)	-
Barclays Bank plc	2.760% at termination	90 day CPIU at termination	09/16/12	1,500	(104)	-
Barclays Bank plc	3.003% at termination	90 day CPIU at termination	01/15/13	20,000	(2,064)	-
Barclays Bank plc	2.855 % at termination	90 day CPIU at termination	02/13/13	500	(43)	-
Barclays Bank plc	2.540% at termination	90 day CPIU at termination	03/19/13	50,000	(3,583)	-
Barclays Bank plc	2.950% at termination	90 day CPIU at termination	06/14/13	2,000	(188)	-
Barclays Bank plc	2.923% at termination	90 day CPIU at termination	06/15/13	3,000	(276)	-
Barclays Bank plc	2.573% at termination	90 day CPIU at termination	07/15/13	25,000	(1,875)	-
Barclays Bank plc	2.895% at termination	90 day CPIU at termination	08/25/13	25,000	(2,272)	-
Barclays Bank plc	2.573% at termination	90 day CPIU at termination	01/15/14	50,000	(3,623)	-
Barclays Bank plc	2.993% at termination	90 day CPIU at termination	01/15/14	25,000	(2,589)	-
Barclays Bank plc	2.920% at termination	90 day CPIU at termination	01/15/15	25,000	(2,466)	-
Barclays Bank plc	3.007% at termination	90 day CPIU at termination	01/15/15	20,000	(2,134)	-
Barclays Bank plc	2.610% at termination	90 day CPIU at termination	03/19/15	50,000	(3,480)	-
Barclays Bank plc	2.675% at termination	90 day CPIU at termination	10/12/15	50,000	(3,231)	-
Barclays Bank plc	2.998% at termination	90 day CPIU at termination	01/15/16	25,000	(2,474)	-
Barclays Bank plc	2.943% at termination	90 day CPIU at termination	06/14/16	5,000	(432)	-
Barclays Bank plc	2.930% at termination	90 day CPIU at termination	06/15/16	3,000	(255)	-
Barclays Bank plc	2.680% at termination	90 day CPIU at termination	07/15/16	25,000	(1,522)	-
Barclays Bank plc	2.718% at termination	90 day CPIU at termination	01/15/17	50,000	(3,194)	-
Barclays Bank plc	2.812% at termination	90 day CPIU at termination	10/12/19	50,000	(2,237)	-
BNP Paribas	2.710% at termination	90 day CPIU at termination	05/09/14	50,000	(3,321)	-
BNP Paribas	1.690% at termination	90 day CPIU at termination	08/03/14	100,000	(59)	-
BNP Paribas	2.745% at termination	90 day CPIU at termination	05/01/28	25,000	(267)	-
Deutsche Bank AG, New York	1.430% at termination	90 day CPIU at termination	08/03/13	100,000	179	-
Royal Bank of Scotland	2.490% at termination	90 day CPIU at termination	08/07/10	100,000	(5,635)	-
Royal Bank of Scotland	2.330% at termination	90 day CPIU at termination	08/28/10	100,000	(6,036)	-
Royal Bank of Scotland	2.740% at termination	90 day CPIU at termination	07/31/13	150,000	(13,476)	-
Royal Bank of Scotland	2.140% at termination	90 day CPIU at termination	09/15/13	100,000	(6,985)	-
					$ (88,812)	$ -

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

1. Derivatives -- The Fund may use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund may also use derivatives to manage duration; sector and yield curve exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Notional amounts are an indicator of the volume of Fund’s derivatives activities. These amounts are disclosed in the accompanying Schedule of Portfolio Investments.

Swaps - The Fund engages in various swap transactions, including interest rate, price lock and total return swaps, to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Inflation Linked Swaps

The Fund enters into inflation linked swaps to protect portfolio returns from the cost of inflation. An inflation linked swap is an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to the inflation rate at a future date.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 103.9%
	Municipal Bonds — 103.9%
	Alaska — 1.4%
100	Matanuska-Susitna Borough
	School Board, Series A, GO,
	NATL-RE, 5.250%, 04/01/15	111

	Arizona — 2.6%
90	Arizona State Transportation
	Board, Series B, Rev., 5.000%,
	07/01/13 (m)	102
85	Maricopa County Elementary,
	School District No. 38, Madison
	Elementary School Improvement
	Project of 2004, Series B, GO,
	NATL-RE, 5.000%, 07/01/16	94

		196

	California — 8.7%
60	California Educational Facilities
	Authority, Pomona College, Series
	A, Rev., 5.000%, 01/01/18	70
100	California State Public Works
	Board, Various University of
	California Projects, Series D, Rev.,
	5.000%, 05/01/11	107
80	Golden State Tobacco
	Securitization Corp., Series 2003
	A-1, Rev., 6.750%, 06/01/13 (p)	95
75	Golden West Schools Financing
	Authority, Series A, Rev., NATL-
	RE, 5.800%, 02/01/20	83
25	Golden West Schools Financing
	Authority, Beverly Hills Unified
	School District, Rev., NATL-RE,
	FGIC, 5.250%, 08/01/23	27
30	Pasadena Unified School District,
	Election 1997, Series 2003 D, GO,
	NATL-RE, 4.500%, 05/01/13 (p)	34
175	San Ramon Valley Unified School
	District, 2002 Election, GO, FSA,
	5.250%, 08/01/14	195
50	University of California, Series C,
	Rev., NATL-RE, 4.750%, 05/15/13	54

		665

	Colorado — 1.4%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	112

	Delaware — 1.5%
100	State of Delaware, GO, 5.000%, 03/01/13	113

	District of Columbia — 1.7%
20	District of Columbia, Series 2007
	C, GO, FSA, 5.000%, 06/01/15	22
100	District of Columbia, Georgetown
	University, Series A, Rev., AMBAC, 5.000%, 04/01/16	110

		132

	Florida — 5.3%
100	Florida State Department of
	Environmental Protection, Series
	A, Rev., NATL-RE, FGIC, 5.750%, 07/01/10	104
125	Florida State Turnpike Authority,
	Series C, Rev., 5.000%, 07/01/13	137
50	Florida State Turnpike Authority,
	Department of Transportation,
	Series B, Rev., AMBAC, 5.000%, 07/01/11	53
80	Polk County, Public Facilities
	Authority, Rev., NATL-RE,
	5.000%, 12/01/15	84
25	Seminole County, Water & Sewer,
	Rev., 5.000%, 10/01/15	27

		405

	Georgia — 1.4%
60	Jackson County Water & Sewer
	Authority, Series A, Rev., XLCA,
	5.250%, 09/01/21	58
50	State of Georgia, Series D, GO, 4.000%, 08/01/11	53

		111

	Hawaii — 4.4%
300	City & County of Honolulu,
	Series A, GO, 6.000%, 01/01/12(p)	336

	Idaho — 0.7%
50	Idaho Board Bank Authority,
	Series 2006 B, Rev., NATL-RE, 5.000%, 09/15/15	57

	Illinois — 4.0%
60	City of Chicago, Series A, GO, FSA, 5.500%, 01/01/19	68
60	Cook-Kane Lake & McHenry
	Counties Community College
	District No. 512, William Rainey
	Harper College, GO, 5.000%, 12/01/11	65
150	Metropolitan Pier & Exposition
	Authority, Series 2002-A, Rev., FGIC, 5.500%, 06/15/18 (p)	177

		310

	Indiana — 1.5%
100	Purdue University, Student Fees,
	Series U, Rev., 5.250%, 07/01/21	113

	Iowa — 1.0%
65	City of Des Moines, Sewer
	System, Series H, Rev., FSA, 5.000%, 06/01/14	74

	Louisiana — 2.9%
200	Terrebonne Parish, Series 2008
	ST, Rev., 5.875%, 03/01/19	219

	Maryland — 2.2%
100	Maryland State Department of
	Transportation County, Second
	Issue, Rev., 4.000%, 09/01/16	110
50	Prince Georges County, Public
	Improvement, Series A, GO, 5.000%, 10/01/13	58

		168

	Massachusetts — 1.5%
100	Commonwealth of Massachusetts,
	Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	112

	Michigan — 2.3%
85	Ovid Elsie Area Schools, School
	Building & Site, GO, NATL-RE,
	Q-SBLF, 5.000%, 11/01/12 (p)	96
75	Western Michigan University,
	Rev., NATL-RE, FGIC, 5.000%, 05/15/15	82

		178

	Mississippi — 2.3%
100	Mississippi Housing Finance
	Corp., Short Term Appreciation,
	Rev., Zero Coupon, 06/01/15 (p)	85
85	State of Mississippi, Capital
	Improvements, GO, 5.000%, 11/01/10	89

		174

	Missouri — 5.1%
75	Missouri State Environmental
	Improvement & Energy Resources
	Authority, State Revolving
	Funding Program, Series B, Rev., 5.500%, 07/01/14	88
100	Missouri State Highways &
	Transit Commission, First Lien,
	Series B, Rev., 5.000%, 05/01/16	108
175	North Kansas City School District
	No. 74, Direct Deposit Program,
	GO, 5.000%, 03/01/18	198

		394

	New Jersey — 2.0%
	New Jersey Transportation Trust
	Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	86
60	Series A, Rev., 5.500%, 12/15/21	66

		152

	New Mexico — 0.4%
30	New Mexico Finance Authority,
	Sub Lien Public Project Revolving
	Fund, Series 2007, Class B, Rev.,
	NATL-RE, 5.000%, 06/15/17	33

	New York — 16.9%
50	Ardsley Union Free School
	District, Series B, GO, FSA, 4.000%, 06/15/15 (m)	54
195	Briarcliff Manor, Public
	Improvement, Series A, GO, FSA, 5.000%, 09/01/14 (m)	224
280	City of New York, Series E-1, GO, 6.250%, 10/15/18	314
75	City of White Plains, Public
	Improvement, Series A, GO, 4.400%, 05/15/11	80
175	New York City Municipal Water
	Finance Authority, Series AA,
	Rev., 5.000%, 06/15/17	199
100	New York State Dormitory
	Authority, Series B, Rev., 4.000%, 03/15/14	109
50	New York State Environmental
	Facilities Corp., Revolving Funds,
	New York City Municipal
	Projects, Sub Series E, Rev., 5.000%, 06/15/12	56
100	New York State Urban
	Development Corp., Service
	Contract, Series A, Rev., 5.000%, 01/01/16	109
100	Sales Tax Asset Receivable Corp.,
	Series A, Rev., NATL-RE,
	5.000%, 10/15/14	112
35	Valhalla Union Free School
	District, GO, FSA, 5.000%, 03/15/11	37

		1,294

	North Carolina — 3.1%
65	Cabarrus County, COP, 5.250%, 02/01/13	71
150	State of North Carolina, Rev.,
	NATL-RE, 5.000%, 03/01/12	164

		235

	Ohio — 4.9%
75	Buckeye Tobacco Settlement
	Financing Authority, Asset-
	Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	62
100	Cincinnati City School District,
	Classroom Construction &
	Improvement, GO, NATL-RE,
	FGIC, 5.250%, 12/01/19	114
100	Franklin County, Various Purpose,
	GO, 5.000%, 12/01/18	115
75	Hamilton County, Sewer System,
	Series A, Rev., NATL-RE,
	5.000%, 06/01/15	83

		374

	Pennsylvania — 7.5%
50	Allegheny County, Series C-57,
	GO, NATL-RE, FGIC, 5.250%, 11/01/12 (m)	55
100	City of Philadelphia, Water &
	Wastewater, Series A, Rev.,
	NATL-RE, FGIC, 5.500%,11/01/11	108
200	Commonwealth of Pennsylvania,
	Second Series, GO, 5.000%, 01/01/16	220
190	Delaware County Authority,
	Villanova University, Rev.,
	AMBAC, 5.000%, 08/01/16	193

		576

	Texas — 13.9%
75	City of El Paso, Series A, GO,
	NATL-RE, 4.750%, 08/15/17	77
50	City of Garland, Electric System,
	Rev., NATL-RE, 5.625%, 03/01/15	57
50	City of Houston, Utilities System,
	First Lien, Series A, Rev., FSA, 5.000%, 11/15/15	57
25	City of San Antonio, Water
	Authority, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	29
50	Harris County, Senior Lien, Toll
	Road, Rev., FSA, 5.375%, 08/15/11	55
60	Houston Independent School
	District, GO, PSF-GTD, 5.000%, 02/15/10	61
75	Liberty Independent School
	District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	83
70	Mesquite Waterworks & Sewer
	System, Rev., FSA, 5.000%, 03/01/17	77
85	Texas A&M University, Financing
	System, Series B, Rev., 5.375%, 05/15/11	92
150	Texas State Public Finance
	Authority, Criminal Projects, Rev.,
	AMBAC, 4.000%, 02/01/14	162
100	Trinity River Authority, Rev.,
	5.000%, 08/01/14	114
75	University of Texas, Series A,
	Rev., 6.250%, 01/01/13 (p)	88
100	University of Texas, Financing
	System, Series C, Rev., 5.000%,
	08/15/12	112

		1,064

	Utah — 1.1%
75	Utah State Building Ownership
	Authority, State Facilities Master
	Lease Program, Rev., FSA,
	5.500%, 05/15/14 (p)	87

	Vermont — 0.5%
35	Vermont Public Power Supply
	Authority, McNeil Project, Series
	E, Rev., NATL-RE, 5.250%,
	07/01/14	39

	Washington — 1.0%
20	Energy Northwest, Project 1,
	Series 2008 D, Rev., 5.000%,
	07/01/16	23
25	Port of Seattle, Intermediate Lien,
	Series A, Rev., NATL-RE, 5.000%, 03/01/15	28
25	Snohomish County School District
	No. 2 Everett, GO, NATL-RE,
	FGIC, 5.000%, 12/01/16	28

		79

	Wisconsin — 0.7%
50	Northland Pines School District,
	GO, FSA, 5.000%, 04/01/12	55

	Total Long-Term Investments
	(Cost $7,620)	7,968

SHARES	SECURITY DESCRIPTION (t)	VALUE ($)

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
110	JPMorgan Tax Free Money
	Market Fund, Institutional Class
	Shares, 0.280%, (b) (l) (m) (Cost $110)	110

	Total Investments — 105.3% (Cost $7,730)	8,078
	Liabilities in Excess of Other
	Assets — (5.3)%	(406)

	NET ASSETS — 100.0%	$7,672

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
CPIU	-	Consumer Price Index for Urban Consumers
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance
GO	-	General Obligation
GTD	-	Guaranteed
NATL	-	National Public Finance Guarantee Corp.
PSF	-	Public School Fund
Q-SBLF	-	Qualified School Bond Loan Fund
RE	-	Reinsured
Rev.	-	Revenue
SUB	-	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2009.
XLCA	-	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(r)	Rates shown are per annum and payments are as described.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$375
Aggregate gross unrealized depreciation	(27)

Net unrealized appreciation/depreciation	$348

Federal income tax cost of investments.	$7,730

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Debt Securities
Municipal Bonds
Alaska	$—	$111	$—	$111
Arizona	—	196	—	196
California	—	665	—	665
Colorado	—	112	—	112
Delaware	—	113	—	113
District of Columbia	—	132	—	132
Florida	—	405	—	405
Georgia	—	111	—	111
Hawaii	—	336	—	336
Idaho	—	57	—	57
Illinois	—	310	—	310
Indiana	—	113	—	113
Iowa	—	74	—	74
Louisiana	—	219	—	219
Maryland	—	168	—	168
Massachusetts	—	112	—	112
Michigan	—	178	—	178
Mississippi	—	174	—	174
Missouri	—	394	—	394
New Jersey	—	152	—	152
New Mexico	—	33	—	33
New York	—	1,294	—	1,294
North Carolina	—	235	—	235
Ohio	—	374	—	374
Pennsylvania	—	576	—	576
Texas	—	1,064	—	1,064
Utah	—	87	—	87
Vermont	—	39	—	39
Washington	—	79	—	79
Wisconsin	—	55	—	55
Short-Term Investments
Investment Companies	110	—	—	110

Total Investments in Securities	$110	$7,968	$—	$8,078

Depreciation in Other Financial Instruments*
Swaps	$—	$(405)	$—	$(405)

Inflation Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]

Barclays Bank plc	2.670% at termination	90 day CPIU at termination	06/04/12	$ 750	$ (49)	$ -
Barclays Bank plc	2.573% at termination	90 day CPIU at termination	01/15/14	1,000	(73)	-
Barclays Bank plc	2.610% at termination	90 day CPIU at termination	03/19/15	1,500	(105)	-
Barclays Bank plc	2.675% at termination	90 day CPIU at termination	10/12/15	500	(32)	-
Royal Bank of Scotland	2.490% at termination	90 day CPIU at termination	08/07/10	1,000	(56)	-
Royal Bank of Scotland	2.740% at termination	90 day CPIU at termination	07/31/13	1,000	(90)	-
					$ (405)	$ -

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

1. Derivatives -- The Fund may use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund may also use derivatives to manage duration; sector and yield curve exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Notional amounts are an indicator of the volume of Fund’s derivatives activities. These amounts are disclosed in the accompanying Schedule of Portfolio Investments.

Swaps - The Fund engages in various swap transactions, including interest rate, price lock and total return swaps, to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Inflation Linked Swaps

The Fund enters into inflation linked swaps to protect portfolio returns from the cost of inflation. An inflation linked swap is an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to the inflation rate at a future date.

JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.9%
	Common Stocks — 99.8%
	Consumer Discretionary — 9.7%
	Auto Components — 1.2%
135	Johnson Controls, Inc.	3,504

	Hotels, Restaurants & Leisure — 1.5%
44	International Game Technology	860
66	Starwood Hotels & Resorts Worldwide, Inc.	1,564
49	Yum! Brands, Inc.	1,746

		4,170

	Household Durables — 0.3%
51	KB Home	857

	Media — 3.4%
155	Time Warner, Inc.	4,141
215	Walt Disney Co. (The)	5,411

		9,552

	Specialty Retail — 2.1%
28	Advance Auto Parts, Inc.	1,272
142	Staples, Inc.	2,983
68	Urban Outfitters, Inc. (a)	1,632

		5,887

	Textiles, Apparel & Luxury Goods — 1.2%
31	Nike, Inc., Class B	1,757
23	V.F. Corp.	1,475

		3,232

	Total Consumer Discretionary	27,202

	Consumer Staples — 11.0%
	Beverages — 1.5%
75	PepsiCo, Inc.	4,282

	Food & Staples Retailing — 4.2%
125	CVS/Caremark Corp.	4,197
104	Safeway, Inc.	1,964
72	SYSCO Corp.	1,708
80	Wal-Mart Stores, Inc.	3,971

		11,840

	Food Products — 0.5%
23	General Mills, Inc.	1,366

	Household Products — 2.5%
124	Procter & Gamble Co.	6,873

	Tobacco — 2.3%
138	Altria Group, Inc.	2,427
87	Philip Morris International, Inc.	4,074

		6,501

	Total Consumer Staples	30,862

	Energy — 12.1%
	Energy Equipment & Services — 1.3%
34	Noble Corp.	1,150
46	Schlumberger Ltd.	2,452

		3,602

	Oil, Gas & Consumable Fuels — 10.8%
45	Anadarko Petroleum Corp.	2,184
49	Apache Corp.	4,153
57	Chevron Corp.	3,987
58	Devon Energy Corp.	3,372
21	EOG Resources, Inc.	1,581
148	Exxon Mobil Corp.	10,435
49	Occidental Petroleum Corp.	3,465
25	Southwestern Energy Co. (a)	1,037

		30,214

	Total Energy	33,816

	Financials — 13.3%
	Capital Markets — 5.7%
38	Ameriprise Financial, Inc.	1,068
125	Bank of New York Mellon Corp. (The)	3,425
38	Goldman Sachs Group, Inc. (The)	6,286
123	Morgan Stanley	3,508
93	TD AMERITRADE Holding Corp. (a)	1,723

		16,010

	Commercial Banks — 3.0%
57	BB&T Corp.	1,295
162	U.S. Bancorp	3,304
159	Wells Fargo & Co.	3,888

		8,487

	Diversified Financial Services — 1.8%
333	Bank of America Corp.	4,925

	Insurance — 2.8%
34	ACE Ltd., (Switzerland)	1,677
22	AON Corp.	857
24	Axis Capital Holdings Ltd., (Bermuda)	682
37	MetLife, Inc.	1,262
32	Prudential Financial, Inc.	1,431
41	Travelers Cos., Inc. (The)	1,780

		7,689

	Total Financials	37,111

	Health Care — 13.2%
	Biotechnology — 2.5%
69	Celgene Corp. (a)	3,938
61	Gilead Sciences, Inc. (a)	2,995

		6,933

	Health Care Equipment & Supplies — 1.9%
44	Baxter International, Inc.	2,460
74	Covidien plc, (Ireland)	2,809

		5,269

	Health Care Providers & Services — 1.6%
87	Aetna, Inc.	2,355
26	Cardinal Health, Inc.	859
25	McKesson Corp.	1,301

		4,515

	Pharmaceuticals — 7.2%
115	Abbott Laboratories	5,167
95	Bristol-Myers Squibb Co.	2,076
60	Merck & Co., Inc.	1,804
245	Pfizer, Inc.	3,904
199	Schering-Plough Corp.	5,265
44	Wyeth	2,045

		20,261

	Total Health Care	36,978

	Industrials — 8.6%
	Aerospace & Defense — 1.9%
24	Boeing Co.	1,039
80	United Technologies Corp.	4,347

		5,386

	Electrical Equipment — 0.5%
38	Emerson Electric Co.	1,394

	Industrial Conglomerates — 1.0%
201	General Electric Co.	2,698

	Machinery — 2.8%
64	Caterpillar, Inc.	2,822
39	Deere & Co.	1,719
73	PACCAR, Inc.	2,513
19	Parker Hannifin Corp.	823

		7,877

	Road & Rail — 2.4%
155	Norfolk Southern Corp.	6,713

	Total Industrials	24,068

	Information Technology — 21.5%
	Communications Equipment — 5.1%
334	Cisco Systems, Inc. (a)	7,342
68	Juniper Networks, Inc. (a)	1,768
110	QUALCOMM, Inc.	5,103

		14,213

	Computers & Peripherals — 6.3%
26	Apple, Inc. (a)	4,295
201	Hewlett-Packard Co.	8,718
31	International Business Machines Corp.	3,621
36	NetApp, Inc. (a)	812

		17,446

	Electronic Equipment, Instruments & Components — 1.2%
195	Corning, Inc.	3,315

	Internet Software & Services — 2.2%
14	Google, Inc., Class A (a)	6,138

	IT Services — 1.4%
10	MasterCard, Inc., Class A	1,951
75	Paychex, Inc.	1,989

		3,940

	Semiconductors & Semiconductor Equipment — 1.6%
162	National Semiconductor Corp.	2,436
97	Xilinx, Inc.	2,111

		4,547

	Software — 3.7%
444	Microsoft Corp.	10,431

	Total Information Technology	60,030

	Materials — 4.6%
	Chemicals — 3.3%
128	Dow Chemical Co. (The)	2,705
22	Monsanto Co.	1,819
61	Praxair, Inc.	4,793

		9,317

	Metals & Mining — 1.3%
60	Freeport-McMoRan Copper & Gold, Inc.	3,613

	Total Materials	12,930

	Telecommunication Services — 3.6%
	Diversified Telecommunication Services — 3.2%
136	AT&T, Inc.	3,580
169	Verizon Communications, Inc.	5,427

		9,007

	Wireless Telecommunication Services — 0.4%
291	Sprint Nextel Corp. (a)	1,162

	Total Telecommunication Services	10,169

	Utilities — 2.2%
	Electric Utilities — 2.2%
73	Edison International	2,366
49	Exelon Corp.	2,515
35	Southern Co.	1,114

	Total Utilities	5,995

	Total Common Stocks (Cost $235,097)	279,161

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.1%
225	U.S. Treasury Note, 2.875%, 06/30/10 (Cost $230)	230

	Total Long-Term Investments (Cost $235,327)	279,391

SHARES

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
504	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (m) (Cost $504)	504

	Total Investments — 100.1% (Cost $235,831)	279,895
	Liabilities in Excess of Other Assets — (0.1)%	(200)

	NET ASSETS — 100.0%	$279,695

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of July 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,580
Aggregate gross unrealized depreciation	(3,516)

Net unrealized appreciation/depreciation	$44,064

Federal income tax cost of investments	$235,831

Tax Aware U.S. Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$27,202	$—	$—	$27,202
Consumer Staples	30,862	—	—	30,862
Energy	33,816	—	—	33,816
Financials	37,111	—	—	37,111
Health Care	36,978	—	—	36,978
Industrials	24,068	—	—	24,068
Information Technology	60,030	—	—	60,030
Materials	12,930	—	—	12,930
Telecommunication Services	10,169	—	—	10,169
Utilities	5,995	—	—	5,995

Total Common Stocks	279,161	—	—	279,161

Debt Securities
U.S. Treasury Obligations	—	230	—	230
Short-Term Investments
Investment Companies	504	—	—	504

Total Investments in Securities	$279,665	$230	$—	$279,895

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/____________________________________

    George C. W. Gatch

    President and Principal Executive Officer

    September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

    George C. W. Gatch

    President and Principal Executive Officer

    September 28, 2009

By:

/s/____________________________________

    Patricia A. Maleski

    Treasurer and Principal Financial Officer

    September 28, 2009